================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5867

                    Oppenheimer Multi-State Municipal Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-119.8%
NEW JERSEY-83.5%
$   335,000            Atlantic County, NJ Utilities
                       Authority Solid Waste(1)                                    7.125%         03/01/2016    $   330,823
----------------------------------------------------------------------------------------------------------------------------
  3,620,000            Bayonne, NJ Parking Authority (City Parking)(1)             5.000          06/15/2027      3,001,342
----------------------------------------------------------------------------------------------------------------------------
  6,065,000            Bayonne, NJ Redevel. Agency(1)                              7.625          04/01/2038      6,520,663
----------------------------------------------------------------------------------------------------------------------------
     10,000            Bergen County, NJ HDC(1)                                    6.750          10/01/2018         10,023
----------------------------------------------------------------------------------------------------------------------------
     75,000            Bergen County, NJ Utilities
                       Authority(1)                                                5.500          12/15/2016         75,248
----------------------------------------------------------------------------------------------------------------------------
     35,000            Berkeley, NJ HFC (Bayville
                       Hsg.)(1)                                                    5.750          08/01/2014         35,093
----------------------------------------------------------------------------------------------------------------------------
  3,000,000            Burlington County, NJ Bridge
                       Commission Economic Devel. (The
                       Evergreens)(1)                                              5.625          01/01/2038      2,396,790
----------------------------------------------------------------------------------------------------------------------------
    140,000            Camden County, NJ Improvement
                       Authority (Cooper Health
                       System)(1)                                                  5.000          02/15/2035        110,338
----------------------------------------------------------------------------------------------------------------------------
     10,000            Camden County, NJ Improvement
                       Authority (Cooper Health
                       System)(1)                                                  5.750          02/15/2034          8,823
----------------------------------------------------------------------------------------------------------------------------
     60,000            Casino Reinvestment Devel.
                       Authority of NJ(1)                                          5.250          06/01/2017         62,484
----------------------------------------------------------------------------------------------------------------------------
     25,000            Essex County, NJ Improvement
                       Authority (Mt. Carmel Towers)(1)                            4.850          11/01/2032         23,360
----------------------------------------------------------------------------------------------------------------------------
    250,000            Essex County, NJ Improvement
                       Authority (Newark)(1)                                       6.250          11/01/2030        257,488
----------------------------------------------------------------------------------------------------------------------------
     20,000            Essex County, NJ Improvement
                       Authority (Sportsplex)(1)                                   5.625          10/01/2023         20,010
----------------------------------------------------------------------------------------------------------------------------
    105,000            Essex County, NJ Improvement
                       Authority (Sportsplex)(1)                                   5.625          10/01/2027        105,022
----------------------------------------------------------------------------------------------------------------------------
      5,000            Highlands, NJ Board of Education
                       COP(1)                                                      6.375          02/15/2017          5,010
----------------------------------------------------------------------------------------------------------------------------
     80,000            Hudson County, NJ Improvement
                       Authority (North Hudson Regional
                       Fire & Rescue)(1)                                           5.700          09/01/2023         80,006
----------------------------------------------------------------------------------------------------------------------------
      5,000            Jackson, NJ Township Municipal
                       Utilities Authority(1)                                      5.500          12/01/2015          5,012
----------------------------------------------------------------------------------------------------------------------------
     95,000            Lodie, NJ Board of Education
                       COP(1)                                                      5.700          09/15/2021         95,105
----------------------------------------------------------------------------------------------------------------------------
     10,000            Middlesex County, NJ Improvement
                       Authority (Edison Township)                                 5.650          09/15/2011         10,041
----------------------------------------------------------------------------------------------------------------------------
    630,000            Middlesex County, NJ Improvement
                       Authority (Heldrich Center
                       Hotel)(1)                                                   5.000          01/01/2015        362,534
----------------------------------------------------------------------------------------------------------------------------
    500,000            Middlesex County, NJ Improvement
                       Authority (Heldrich Center
                       Hotel)(1)                                                   5.000          01/01/2020        286,895
----------------------------------------------------------------------------------------------------------------------------
  2,535,000            Middlesex County, NJ Improvement
                       Authority (Heldrich Center
                       Hotel)(1)                                                   5.000          01/01/2032      1,457,321
----------------------------------------------------------------------------------------------------------------------------
  1,100,000            Middlesex County, NJ Improvement
                       Authority (Heldrich Center
                       Hotel)(1)                                                   5.125          01/01/2037        632,533
----------------------------------------------------------------------------------------------------------------------------
     20,000            Middlesex County, NJ Improvement
                       Authority (South Plainfield
                       Urban Renewal)(1)                                           5.500          09/01/2030         19,869
----------------------------------------------------------------------------------------------------------------------------
      5,000            Neptune City, NJ Hsg. Authority(1)                          6.000          04/01/2019          5,003
----------------------------------------------------------------------------------------------------------------------------
     50,000            Newark, NJ Hsg. Authority (Lock
                       Street Urban Renewal
                       Partnership)(1)                                             6.400          01/20/2034         50,108
----------------------------------------------------------------------------------------------------------------------------
  2,250,000            Newark, NJ Hsg. Authority (South
                       Ward Police Facility)(1)                                    6.750          12/01/2038      2,500,515
----------------------------------------------------------------------------------------------------------------------------
  2,045,000            NJ EDA (American Airlines)                                  7.100          11/01/2031      1,666,389
----------------------------------------------------------------------------------------------------------------------------
  3,060,000            NJ EDA (Applewood Estates)(1)                               5.000          10/01/2035      2,366,084
----------------------------------------------------------------------------------------------------------------------------
     50,000            NJ EDA (Bristol Glen)(1)                                    5.750          07/01/2029         42,463
----------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$    955,000            NJ EDA (Cadbury at Cherry Hill)(1)                          5.500%         07/01/2018    $   859,729
-----------------------------------------------------------------------------------------------------------------------------
      25,000            NJ EDA (Cadbury at Cherry Hill)(1)                          5.500          07/01/2028         18,577
-----------------------------------------------------------------------------------------------------------------------------
      25,000            NJ EDA (Consumers New Jersey
                        Water Company)(1)                                           5.100          09/01/2032         21,451
-----------------------------------------------------------------------------------------------------------------------------
   2,395,000            NJ EDA (Continental Airlines)(1)                            6.250          09/15/2029      2,194,467
-----------------------------------------------------------------------------------------------------------------------------
  11,430,000            NJ EDA (Continental Airlines)(1)                            7.000          11/15/2030     11,197,514
-----------------------------------------------------------------------------------------------------------------------------
   9,475,000            NJ EDA (Continental Airlines)(1)                            9.000          06/01/2033      9,853,432
-----------------------------------------------------------------------------------------------------------------------------
   3,100,000            NJ EDA (Cranes Mill)(1)                                     5.100          06/01/2027      2,651,337
-----------------------------------------------------------------------------------------------------------------------------
     160,000            NJ EDA (Dept. of Human
                        Services)(1)                                                6.250          07/01/2024        162,506
-----------------------------------------------------------------------------------------------------------------------------
     135,000            NJ EDA (Devereux Foundation)(1)                             5.450          05/01/2027        134,216
-----------------------------------------------------------------------------------------------------------------------------
   2,999,948            NJ EDA (Empowerment Zone-
                        Cumberland)(2)                                              7.750          03/01/2021      1,205,679
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000            NJ EDA (GMT Realty)(1)                                      6.875          01/01/2037      5,221,380
-----------------------------------------------------------------------------------------------------------------------------
  18,215,000            NJ EDA (Hamilton Care)(1)                                   6.650          11/01/2037     15,061,619
-----------------------------------------------------------------------------------------------------------------------------
      10,000            NJ EDA (Hillcrest Health Service)                           7.250(3)       01/01/2018          6,463
-----------------------------------------------------------------------------------------------------------------------------
   4,135,000            NJ EDA (Kapkowski Road
                        Landfill)(1)                                                6.500          04/01/2031      3,949,297
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ EDA (Keswick Pines)(1)                                   5.600          01/01/2012         49,882
-----------------------------------------------------------------------------------------------------------------------------
      60,000            NJ EDA (Keswick Pines)(1)                                   5.700          01/01/2018         55,801
-----------------------------------------------------------------------------------------------------------------------------
     145,000            NJ EDA (Keswick Pines)(1)                                   5.750          01/01/2024        123,559
-----------------------------------------------------------------------------------------------------------------------------
      35,000            NJ EDA (Kullman Associates)(1)                              6.125          06/01/2018         31,815
-----------------------------------------------------------------------------------------------------------------------------
     120,000            NJ EDA (Kullman Associates)(1)                              6.750          07/01/2019        110,314
-----------------------------------------------------------------------------------------------------------------------------
     160,000            NJ EDA (Leisure Park)(1)                                    5.875          12/01/2027        133,509
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ EDA (Liberty State Park)                                 5.700          03/15/2016         50,177
-----------------------------------------------------------------------------------------------------------------------------
     810,000            NJ EDA (Lions Gate)(1)                                      5.750          01/01/2025        723,038
-----------------------------------------------------------------------------------------------------------------------------
   1,345,000            NJ EDA (Lions Gate)(1)                                      5.875          01/01/2037      1,113,230
-----------------------------------------------------------------------------------------------------------------------------
      30,000            NJ EDA (Manchester Manor)(1)                                6.700          08/01/2022         30,050
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            NJ EDA (Marcus L. Ward Home)(1)                             5.750          11/01/2024        994,250
-----------------------------------------------------------------------------------------------------------------------------
   1,200,000            NJ EDA (Marcus L. Ward Home)(1)                             5.800          11/01/2031      1,150,080
-----------------------------------------------------------------------------------------------------------------------------
   2,280,000            NJ EDA (Masonic Charity
                        Foundation of New Jersey)(1)                                5.500          06/01/2031      2,244,478
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            NJ EDA (Masonic Charity
                        Foundation of New Jersey)(1)                                6.000          06/01/2025      1,014,400
-----------------------------------------------------------------------------------------------------------------------------
      90,000            NJ EDA (Metromall Urban
                        Renewal)(1)                                                 6.500          04/01/2031         84,921
-----------------------------------------------------------------------------------------------------------------------------
   1,535,000            NJ EDA (Middlesex Water
                        Company)(1)                                                 5.250          02/01/2029      1,391,462
-----------------------------------------------------------------------------------------------------------------------------
     770,000            NJ EDA (Middlesex Water
                        Company)(1)                                                 5.350          02/01/2038        693,285
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000            NJ EDA (MSU Student Hsg.)(1)                                5.750          06/01/2031      2,328,225
-----------------------------------------------------------------------------------------------------------------------------
       5,000            NJ EDA (New Jersey American
                        Water Company)(1)                                           5.250          11/01/2032          4,825
-----------------------------------------------------------------------------------------------------------------------------
   2,800,000            NJ EDA (New Jersey American
                        Water Company)(1)                                           5.250          07/01/2038      2,502,808
-----------------------------------------------------------------------------------------------------------------------------
   4,755,000            NJ EDA (New Jersey American
                        Water Company)(1)                                           5.375          05/01/2032      4,544,734
-----------------------------------------------------------------------------------------------------------------------------
   4,950,000            NJ EDA (New Jersey American
                        Water Company)(1)                                           5.600          11/01/2034      4,905,302
-----------------------------------------------------------------------------------------------------------------------------
   4,000,000            NJ EDA (New Jersey American
                        Water Company)(1)                                           5.700          10/01/2039      3,977,480
-----------------------------------------------------------------------------------------------------------------------------
     125,000            NJ EDA (New Jersey Natural Gas
                        Company)(1)                                                 5.000          12/01/2038        105,505
-----------------------------------------------------------------------------------------------------------------------------
      10,000            NJ EDA (New Jersey Transit
                        Corp.)(1)                                                   5.750          12/15/2017         10,017
-----------------------------------------------------------------------------------------------------------------------------
      30,000            NJ EDA (New Jersey Transit
                        Corp.)(1)                                                   5.750          12/15/2017         30,050
-----------------------------------------------------------------------------------------------------------------------------
     400,000            NJ EDA (Newark Downtown District
                        Management Corp.)(1)                                        5.125          06/15/2027        358,024
-----------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$    700,000            NJ EDA (Newark Downtown District Management Corp.)(1)       5.125%         06/15/2037    $   573,678
-----------------------------------------------------------------------------------------------------------------------------
   3,995,000            NJ EDA (Nui Corp.)(1)                                       5.250          11/01/2033      3,692,459
-----------------------------------------------------------------------------------------------------------------------------
     260,000            NJ EDA (Nui Corp.)(1)                                       5.250          11/01/2033        228,810
-----------------------------------------------------------------------------------------------------------------------------
   5,655,000            NJ EDA (Pingry School)(1)                                   5.000          11/01/2038      4,652,595
-----------------------------------------------------------------------------------------------------------------------------
   1,010,000            NJ EDA (Reformed Church
                        Ministries to the Aging The
                        Particulare Synod Mid-
                        Atlantics)(1)                                               5.375          12/01/2018        945,007
-----------------------------------------------------------------------------------------------------------------------------
   7,580,000            NJ EDA (School Facilities
                        Construction)(4)                                            5.125          03/01/2028      7,614,792
-----------------------------------------------------------------------------------------------------------------------------
   8,680,000            NJ EDA (School Facilities
                        Construction)(4)                                            5.125          03/01/2030      8,680,868
-----------------------------------------------------------------------------------------------------------------------------
   8,750,000            NJ EDA (School Facilities
                        Construction)(1)                                            5.125          03/01/2030      8,750,875
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            NJ EDA (School Facilities)(1)                               5.250          09/01/2026      1,020,730
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ EDA (St. Barnabas Medical Center)                        6.750(3)       07/01/2018         31,450
-----------------------------------------------------------------------------------------------------------------------------
      65,000            NJ EDA (St. Barnabas Medical Center)                        6.833(3)       07/01/2021         33,021
-----------------------------------------------------------------------------------------------------------------------------
      25,000            NJ EDA (St. Barnabas Medical Center)                        7.153(3)       07/01/2020         13,696
-----------------------------------------------------------------------------------------------------------------------------
   3,730,000            NJ EDA (St. Francis Life Care
                        Corp.)(1)                                                   5.700          10/01/2017      3,588,335
-----------------------------------------------------------------------------------------------------------------------------
   2,465,000            NJ EDA (St. Francis Life Care
                        Corp.)(1)                                                   5.750          10/01/2023      2,168,140
-----------------------------------------------------------------------------------------------------------------------------
      10,000            NJ EDA (The Presbyterian Home at
                        Montgomery)(1)                                              6.250          11/01/2020          9,247
-----------------------------------------------------------------------------------------------------------------------------
     115,000            NJ EDA (The Presbyterian Home at
                        Montgomery)(1)                                              6.375          11/01/2031         96,996
-----------------------------------------------------------------------------------------------------------------------------
      20,000            NJ EDA (United Methodist Homes
                        of New Jersey)(1)                                           5.125          07/01/2018         18,757
-----------------------------------------------------------------------------------------------------------------------------
      45,000            NJ EDA (University of Medicine
                        and Dentistry of New Jersey)(1)                             6.000          06/01/2021         45,042
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000            NJ EDA Retirement Community
                        (Seabrook Village)(1)                                       5.250          11/15/2026      2,118,800
-----------------------------------------------------------------------------------------------------------------------------
   3,500,000            NJ EDA Retirement Community
                        (Seabrook Village)(1)                                       5.250          11/15/2036      2,714,285
-----------------------------------------------------------------------------------------------------------------------------
     660,000            NJ Educational Facilities
                        Authority (Fairleigh Dickinson
                        University), Series D(1)                                    5.250          07/01/2032        578,127
-----------------------------------------------------------------------------------------------------------------------------
  17,000,000            NJ Educational Facilities
                        Authority (Fairleigh Dickinson
                        University), Series D(1)                                    6.000          07/01/2025     17,229,160
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ Educational Facilities
                        Authority (Monmouth University)(1)                          5.750          07/01/2017         50,143
-----------------------------------------------------------------------------------------------------------------------------
       5,000            NJ Educational Facilities
                        Authority (Stevens Institute of
                        Technology)(1)                                              5.000          07/01/2018          5,544
-----------------------------------------------------------------------------------------------------------------------------
   3,600,000            NJ Health Care Facilities
                        Financing Authority (Bayonne
                        Hospital)(1)                                                6.250          07/01/2012      3,600,468
-----------------------------------------------------------------------------------------------------------------------------
  17,085,000            NJ Health Care Facilities
                        Financing Authority (Catholic
                        Health East)(1)                                             5.000          11/15/2033     15,946,626
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ Health Care Facilities
                        Financing Authority (CoMC/KMCC
                        Obligated Group)(1)                                         5.500          07/01/2017         50,042
-----------------------------------------------------------------------------------------------------------------------------
      35,000            NJ Health Care Facilities
                        Financing Authority (CoMC/KMCC
                        Obligated Group)(1)                                         5.500          07/01/2027         33,480
-----------------------------------------------------------------------------------------------------------------------------
   7,000,000            NJ Health Care Facilities
                        Financing Authority (Deborah
                        Heart & Lung Center)(1)                                     6.300          07/01/2023      6,074,250
-----------------------------------------------------------------------------------------------------------------------------
   1,750,000            NJ Health Care Facilities
                        Financing Authority (Hackensack
                        University Medical Center)(1)                               5.000          01/01/2034      1,503,583
-----------------------------------------------------------------------------------------------------------------------------
     750,000            NJ Health Care Facilities
                        Financing Authority (Hebrew Old
                        Age Center of Atlantic City)(1)                             5.300          11/01/2026        590,273
-----------------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$  1,000,000            NJ Health Care Facilities
                        Financing Authority (Hebrew Old
                        Age Center of Atlantic City)(1)                             5.375%         11/01/2036    $   716,410
-----------------------------------------------------------------------------------------------------------------------------
   1,010,000            NJ Health Care Facilities
                        Financing Authority (Holy Name
                        Hospital)(1)                                                5.000          07/01/2036        790,204
-----------------------------------------------------------------------------------------------------------------------------
   5,485,000            NJ Health Care Facilities
                        Financing Authority (Jersey
                        Shore University Medical Center)(1)                         6.750          07/01/2019      5,493,831
-----------------------------------------------------------------------------------------------------------------------------
   1,250,000            NJ Health Care Facilities
                        Financing Authority (KMH-UMC/KSC
                        Obligated Group)(1)                                         5.625          07/01/2031      1,181,513
-----------------------------------------------------------------------------------------------------------------------------
      75,000            NJ Health Care Facilities
                        Financing Authority (ONP/MHC
                        Obligated Group)(1)                                         5.375          07/01/2024         75,038
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ Health Care Facilities
                        Financing Authority (Palisades
                        Medical Center)(1)                                          5.200          07/01/2019         43,735
-----------------------------------------------------------------------------------------------------------------------------
     435,000            NJ Health Care Facilities
                        Financing Authority (Palisades
                        Medical Center)(1)                                          5.250          07/01/2028        335,563
-----------------------------------------------------------------------------------------------------------------------------
   1,388,838            NJ Health Care Facilities
                        Financing Authority (Pascack
                        Valley Hospital Assoc.)(2)                                  5.125          07/01/2018             14
-----------------------------------------------------------------------------------------------------------------------------
   5,589,317            NJ Health Care Facilities
                        Financing Authority (Pascack
                        Valley Hospital Assoc.)(2)                                  5.125          07/01/2028             56
-----------------------------------------------------------------------------------------------------------------------------
     129,334            NJ Health Care Facilities
                        Financing Authority (Pascack
                        Valley Hospital Assoc.)(2)                                  6.625          07/01/2036              1
-----------------------------------------------------------------------------------------------------------------------------
     800,000            NJ Health Care Facilities
                        Financing Authority (Raritan Bay
                        Medical Center)(1)                                          7.250          07/01/2014        755,880
-----------------------------------------------------------------------------------------------------------------------------
   9,830,000            NJ Health Care Facilities
                        Financing Authority (Raritan Bay
                        Medical Center)(1)                                          7.250          07/01/2027      7,592,201
-----------------------------------------------------------------------------------------------------------------------------
      10,000            NJ Health Care Facilities
                        Financing Authority (Somerset
                        Medical Center)(1)                                          5.500          07/01/2023          8,578
-----------------------------------------------------------------------------------------------------------------------------
      70,000            NJ Health Care Facilities
                        Financing Authority (Somerset
                        Medical Center)(1)                                          5.500          07/01/2033         52,074
-----------------------------------------------------------------------------------------------------------------------------
      15,000            NJ Health Care Facilities
                        Financing Authority (St.
                        Barnabas Corp.)                                             6.621(3)       07/01/2017         10,095
-----------------------------------------------------------------------------------------------------------------------------
  37,955,000            NJ Health Care Facilities
                        Financing Authority (St.
                        Barnabas Corp./St. Barnabas
                        Medical Center Obligated Group)                             6.250(3)      07/01/2030      9,494,064
-----------------------------------------------------------------------------------------------------------------------------
      45,000            NJ Health Care Facilities
                        Financing Authority (St.
                        Barnabas)(1)                                                5.000          07/01/2024         40,901
-----------------------------------------------------------------------------------------------------------------------------
  17,000,000            NJ Health Care Facilities
                        Financing Authority (St.
                        Joseph's Hospital & Medical
                        Center)(1)                                                  6.625          07/01/2038     16,672,750
-----------------------------------------------------------------------------------------------------------------------------
      25,000            NJ Health Care Facilities
                        Financing Authority (St. Peter's
                        Hospital)(1)                                                5.000          07/01/2013         25,050
-----------------------------------------------------------------------------------------------------------------------------
     500,000            NJ Health Care Facilities
                        Financing Authority (St. Peter's
                        University Hospital/Margaret
                        McLaughlin McCarrick Care Center
                        Obligated Group)(1)                                         6.875          07/01/2020        500,300
-----------------------------------------------------------------------------------------------------------------------------
   7,050,000            NJ Health Care Facilities
                        Financing Authority (St. Peter's
                        University Hospital/Margaret
                        McLaughlin McCarrick Care Center
                        Obligated Group)(1)                                         6.875          07/01/2030      7,008,264
-----------------------------------------------------------------------------------------------------------------------------
      50,000            NJ Health Care Facilities
                        Financing Authority (THGS/THGSF
                        Obligated Group)(1)                                         5.200          07/01/2031         38,744
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000            NJ Health Care Facilities
                        Financing Authority (Trinitas
                        Hospital)(1)                                                5.250          07/01/2030      1,677,940
-----------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$  7,900,000            NJ Health Care Facilities
                        Financing Authority (Trinitas
                        Hospital/Marillac Corp.
                        Obligated Group)(1)                                         5.250%         07/01/2023    $ 7,274,004
-----------------------------------------------------------------------------------------------------------------------------
   5,380,000            NJ Health Care Facilities
                        Financing Authority (Trinitas
                        Hospital/Marillac Corp.
                        Obligated Group)(1)                                         5.250          07/01/2030      4,513,659
-----------------------------------------------------------------------------------------------------------------------------
      75,000            NJ Health Care Facilities
                        Financing Authority (Virtua West
                        Jersey Health System/Virtua
                        Health Obligated Group)(1)                                  5.375          07/01/2029         75,550
-----------------------------------------------------------------------------------------------------------------------------
      30,000            NJ Higher Education Student
                        Assistance Authority (Student
                        Loans)(1)                                                   5.250          06/01/2018         30,031
-----------------------------------------------------------------------------------------------------------------------------
      80,000            NJ Higher Education Student
                        Assistance Authority (Student
                        Loans)(1)                                                   5.300          06/01/2017         80,098
-----------------------------------------------------------------------------------------------------------------------------
     330,000            NJ Higher Education Student
                        Assistance Authority (Student
                        Loans)(1)                                                   6.000          06/01/2015        330,917
-----------------------------------------------------------------------------------------------------------------------------
  30,000,000            NJ Higher Education Student
                        Assistance Authority (Student
                        Loans)(4)                                                   6.125          06/01/2030     31,024,500
-----------------------------------------------------------------------------------------------------------------------------
     475,000            NJ Higher Education Student
                        Assistance Authority (Student
                        Loans)(1)                                                   6.150          06/01/2019        475,836
-----------------------------------------------------------------------------------------------------------------------------
     570,000            NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)              5.000          11/01/2036        532,500
-----------------------------------------------------------------------------------------------------------------------------
     140,000            NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)              5.150          11/01/2030        136,221
-----------------------------------------------------------------------------------------------------------------------------
      45,000            NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)              5.400          11/01/2017         45,032
-----------------------------------------------------------------------------------------------------------------------------
      35,000            NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)              5.750          11/01/2025         35,021
-----------------------------------------------------------------------------------------------------------------------------
  10,000,000            NJ Hsg. & Mtg. Finance Agency
                        (Single Family Hsg.)(4)                                     4.550          10/01/2022      9,938,100
-----------------------------------------------------------------------------------------------------------------------------
   4,890,000            NJ Hsg. & Mtg. Finance Agency
                        (Single Family Hsg.)(4)                                     4.625          10/01/2027      4,621,588
-----------------------------------------------------------------------------------------------------------------------------
   4,500,000            NJ Hsg. & Mtg. Finance Agency
                        (Single Family Hsg.)(4)                                     5.000          10/01/2037      4,240,800
-----------------------------------------------------------------------------------------------------------------------------
  18,110,000            NJ Hsg. & Mtg. Finance Agency
                        (Single Family Hsg.)(4)                                     5.200          10/01/2025     17,946,089
-----------------------------------------------------------------------------------------------------------------------------
   3,700,000            NJ Hsg. & Mtg. Finance Agency
                        (Single Family Hsg.)(4)                                     5.375          04/01/2030      3,693,303
-----------------------------------------------------------------------------------------------------------------------------
   2,225,000            NJ Hsg. & Mtg. Finance Agency,
                        Series A(1)                                                 4.850          11/01/2039      1,828,060
-----------------------------------------------------------------------------------------------------------------------------
   1,910,000            NJ Hsg. & Mtg. Finance Agency,
                        Series A(1)                                                 4.950          11/01/2048      1,550,137
-----------------------------------------------------------------------------------------------------------------------------
     190,000            NJ Hsg. & Mtg. Finance Agency,
                        Series A                                                    5.550          05/01/2027        183,745
-----------------------------------------------------------------------------------------------------------------------------
     100,000            NJ South Jersey Port Corp.(1)                               5.250          01/01/2030         93,015
-----------------------------------------------------------------------------------------------------------------------------
  14,825,000            NJ Tobacco Settlement Financing
                        Corp.(1)                                                    4.500          06/01/2023     12,533,648
-----------------------------------------------------------------------------------------------------------------------------
  48,000,000            NJ Tobacco Settlement Financing
                        Corp.(1)                                                    4.625          06/01/2026     35,096,160
-----------------------------------------------------------------------------------------------------------------------------
  20,035,000            NJ Tobacco Settlement Financing
                        Corp.(1)                                                    4.750          06/01/2034     12,445,542
-----------------------------------------------------------------------------------------------------------------------------
  11,585,000            NJ Tobacco Settlement Financing
                        Corp.(1)                                                    5.000          06/01/2029      8,361,010
-----------------------------------------------------------------------------------------------------------------------------
 200,950,000            NJ Tobacco Settlement Financing
                        Corp.                                                       5.812(3)       06/01/2041      7,272,381
-----------------------------------------------------------------------------------------------------------------------------
      10,000            Passaic Valley, NJ Sewage
                        Commissioners(1)                                            5.500          12/01/2014         10,023
-----------------------------------------------------------------------------------------------------------------------------
   9,235,000            Port Authority  NY/NJ, 127th
                        Series(4)                                                   5.250          12/15/2032      9,288,476
-----------------------------------------------------------------------------------------------------------------------------
  10,500,000            Port Authority  NY/NJ, 143rd
                        Series(4)                                                   5.000          10/01/2030     10,515,435
-----------------------------------------------------------------------------------------------------------------------------
      60,000            Salem County, NJ IPCFA (Atlantic
                        City Electric Company)(1)                                   5.600          11/01/2025         60,022
-----------------------------------------------------------------------------------------------------------------------------
     245,000            Salem County, NJ IPCFA (Atlantic
                        City Electric Company)(1)                                   5.600          11/01/2025        245,091
-----------------------------------------------------------------------------------------------------------------------------
      45,000            Salem County, NJ IPCFA (Public
                        Service Electric & Gas)(1)                                  5.200          03/01/2025         45,000
-----------------------------------------------------------------------------------------------------------------------------
      20,000            Salem County, NJ IPCFA (Public
                        Service Electric & Gas)(1)                                  5.450          02/01/2032         18,867
-----------------------------------------------------------------------------------------------------------------------------

5 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$  1,515,000            Salem County, NJ IPCFA (Public
                        Service Electric & Gas)(1)                                  5.750%         04/01/2031    $ 1,482,428
-----------------------------------------------------------------------------------------------------------------------------
      50,000            Union County, NJ Utilities
                        Authority (County Deficiency)(1)                            5.000          06/15/2028         50,024
-----------------------------------------------------------------------------------------------------------------------------
      15,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems
                        of Union)(1)                                                5.000          06/01/2016         15,011
-----------------------------------------------------------------------------------------------------------------------------
   1,950,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems
                        of Union)(1)                                                5.000          06/01/2023      1,923,480
-----------------------------------------------------------------------------------------------------------------------------
     185,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems of Union)(1)                5.350          06/01/2023        180,936
-----------------------------------------------------------------------------------------------------------------------------
     235,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems
                        of Union)(1)                                                5.375          06/01/2018        235,162
-----------------------------------------------------------------------------------------------------------------------------
     405,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems
                        of Union)(1)                                                5.375          06/01/2019        405,235
-----------------------------------------------------------------------------------------------------------------------------
     120,000            Union County, NJ Utilities
                        Authority (Ogden Martin Systems
                        of Union)(1)                                                5.375          06/01/2020        120,049
                                                                                                                 -----------
                                                                                                                 437,965,954
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK-4.9%
-----------------------------------------------------------------------------------------------------------------------------
   1,970,000            Port Authority  NY/NJ (JFK
                        International Air Terminal)(1)                              5.750          12/01/2022      1,896,263
-----------------------------------------------------------------------------------------------------------------------------
   6,440,000            Port Authority  NY/NJ (JFK
                        International Air Terminal)                                 5.750          12/01/2025      6,030,158
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000            Port Authority  NY/NJ (JFK
                        International Air Terminal)(1)                              6.000          12/01/2036      1,942,640
-----------------------------------------------------------------------------------------------------------------------------
  12,000,000            Port Authority  NY/NJ (JFK
                        International Air Terminal)(1)                              6.000          12/01/2042     11,546,400
-----------------------------------------------------------------------------------------------------------------------------
     950,000            Port Authority  NY/NJ (KIAC)(1)                             6.750          10/01/2011        947,530
-----------------------------------------------------------------------------------------------------------------------------
   3,605,000            Port Authority  NY/NJ (KIAC)(1)                             6.750          10/01/2019      3,332,138
-----------------------------------------------------------------------------------------------------------------------------
      15,000            Port Authority  NY/NJ, 122nd
                        Series(1)                                                   5.500          07/15/2014         15,039
                                                                                                                 -----------
                                                                                                                  25,710,168
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS-31.4%
-----------------------------------------------------------------------------------------------------------------------------
   2,645,000            Guam GO(1)                                                  5.125          11/15/2027      2,294,326
-----------------------------------------------------------------------------------------------------------------------------
     400,000            Guam GO(1)                                                  6.750          11/15/2029        400,572
-----------------------------------------------------------------------------------------------------------------------------
     600,000            Guam GO(1)                                                  7.000          11/15/2039        615,066
-----------------------------------------------------------------------------------------------------------------------------
      10,000            Guam Hsg. Corp. (Single Family
                        Mtg.)(1)                                                    5.750          09/01/2031         10,466
-----------------------------------------------------------------------------------------------------------------------------
      50,000            Guam Power Authority, Series A(1)                           5.125          10/01/2029         43,352
-----------------------------------------------------------------------------------------------------------------------------
     600,000            Guam Power Authority, Series A(1)                           5.500          10/01/2030        566,484
-----------------------------------------------------------------------------------------------------------------------------
     385,000            Northern Mariana Islands
                        Commonwealth, Series A(1)                                   5.000          06/01/2017        344,860
-----------------------------------------------------------------------------------------------------------------------------
   4,595,000            Northern Mariana Islands
                        Commonwealth, Series A(1)                                   5.000          06/01/2030      3,469,041
-----------------------------------------------------------------------------------------------------------------------------
     300,000            Northern Mariana Islands
                        Commonwealth, Series A(1)                                   6.750          10/01/2033        275,943
-----------------------------------------------------------------------------------------------------------------------------
   1,140,000            Northern Mariana Islands Ports
                        Authority, Series A(1)                                      5.500          03/15/2031        909,230
-----------------------------------------------------------------------------------------------------------------------------
   2,780,000            Northern Mariana Islands Ports
                        Authority, Series A                                         6.250          03/15/2028      1,925,901
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000            Puerto Rico Aqueduct & Sewer
                        Authority(1)                                                0.000(5)       07/01/2024      2,614,300
-----------------------------------------------------------------------------------------------------------------------------
  10,000,000            Puerto Rico Aqueduct & Sewer
                        Authority(4)                                                5.125          07/01/2047     8,897,400
-----------------------------------------------------------------------------------------------------------------------------
   5,210,000            Puerto Rico Children's Trust
                        Fund (TASC)(1)                                              5.500          05/15/2039      4,266,417
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000            Puerto Rico Children's Trust
                        Fund (TASC)(1)                                              5.625          05/15/2043      2,469,060
-----------------------------------------------------------------------------------------------------------------------------

6 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$ 26,000,000            Puerto Rico Children's Trust
                        Fund (TASC)                                                 7.031%(3)      05/15/2055    $   394,420
-----------------------------------------------------------------------------------------------------------------------------
      50,000            Puerto Rico Commonwealth GO(1)                              5.000          07/01/2026         46,859
-----------------------------------------------------------------------------------------------------------------------------
     950,000            Puerto Rico Commonwealth GO(1)                              5.250          07/01/2032        864,073
-----------------------------------------------------------------------------------------------------------------------------
     500,000            Puerto Rico Commonwealth GO(1)                              5.750          07/01/2036        475,735
-----------------------------------------------------------------------------------------------------------------------------
   1,300,000            Puerto Rico Commonwealth GO(1)                              6.500          07/01/2037      1,323,738
-----------------------------------------------------------------------------------------------------------------------------
   1,075,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2026      1,049,662
-----------------------------------------------------------------------------------------------------------------------------
   3,570,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2027      3,445,264
-----------------------------------------------------------------------------------------------------------------------------
   5,930,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2028      5,677,204
-----------------------------------------------------------------------------------------------------------------------------
   2,035,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2029      1,929,831
-----------------------------------------------------------------------------------------------------------------------------
   2,045,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2030      1,924,713
-----------------------------------------------------------------------------------------------------------------------------
   2,255,000            Puerto Rico Electric Power
                        Authority, Series AAA(1)                                    5.250          07/01/2031      2,093,294
-----------------------------------------------------------------------------------------------------------------------------
   6,200,000            Puerto Rico Electric Power
                        Authority, Series UU(1)                                     0.884(6)       07/01/2025      4,469,766
-----------------------------------------------------------------------------------------------------------------------------
   6,120,000            Puerto Rico Highway &
                        Transportation Authority, Series L(1)                       5.250          07/01/2038      5,407,510
-----------------------------------------------------------------------------------------------------------------------------
  36,000,000            Puerto Rico Highway &
                        Transportation Authority, Series N(1)                       0.734(6)       07/01/2045     19,422,360
-----------------------------------------------------------------------------------------------------------------------------
     575,000            Puerto Rico Infrastructure(1)                               5.000          07/01/2027        537,987
-----------------------------------------------------------------------------------------------------------------------------
   4,750,000            Puerto Rico Infrastructure(1)                               5.000          07/01/2037      3,952,190
-----------------------------------------------------------------------------------------------------------------------------
   4,820,000            Puerto Rico Infrastructure(1)                               5.000          07/01/2037      4,010,433
-----------------------------------------------------------------------------------------------------------------------------
   9,610,000            Puerto Rico Infrastructure(1)                               5.000          07/01/2041      7,864,920
-----------------------------------------------------------------------------------------------------------------------------
   7,000,000            Puerto Rico Infrastructure(1)                               5.000          07/01/2046      5,601,750
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000            Puerto Rico Infrastructure                                  7.000(3)       07/01/2032      1,119,450
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000            Puerto Rico Infrastructure                                  7.000(3)       07/01/2033        410,680
-----------------------------------------------------------------------------------------------------------------------------
     975,000            Puerto Rico Infrastructure                                  7.000(3)       07/01/2035        166,930
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000            Puerto Rico Infrastructure                                  7.050(3)       07/01/2042        293,730
-----------------------------------------------------------------------------------------------------------------------------
     400,000            Puerto Rico Infrastructure
                        (Mepsi Campus)(1)                                           6.500          10/01/2037        353,016
-----------------------------------------------------------------------------------------------------------------------------
     930,000            Puerto Rico ITEMECF (Ana G.
                        Mendez University)(1)                                       5.000          03/01/2036        722,229
-----------------------------------------------------------------------------------------------------------------------------
      90,000            Puerto Rico ITEMECF (Ana G.
                        Mendez University)(1)                                       5.375          02/01/2019         88,898
-----------------------------------------------------------------------------------------------------------------------------
     555,000            Puerto Rico ITEMECF (Ana G.
                        Mendez University)(1)                                       5.375          02/01/2029        478,726
-----------------------------------------------------------------------------------------------------------------------------
   1,710,000            Puerto Rico ITEMECF
                        (Cogeneration Facilities)(1)                                6.625          06/01/2026      1,711,077
-----------------------------------------------------------------------------------------------------------------------------
     205,000            Puerto Rico ITEMECF (Dr. Pila
                        Hospital)(1)                                                6.250          08/01/2032        205,064
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            Puerto Rico ITEMECF (Polytechnic
                        University)(1)                                              5.000          08/01/2032        790,590
-----------------------------------------------------------------------------------------------------------------------------
     265,000            Puerto Rico ITEMECF
                        (SEAM/Hospital Espanol Auxilio
                        Obligated Group)(1)                                         6.250          07/01/2024        265,231
-----------------------------------------------------------------------------------------------------------------------------
  17,850,000            Puerto Rico Port Authority
                        (American Airlines), Series A                               6.300          06/01/2023     14,613,602
-----------------------------------------------------------------------------------------------------------------------------
     305,000            Puerto Rico Public Buildings
                        Authority(1)                                                5.250          07/01/2033        272,328
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            Puerto Rico Public Buildings
                        Authority(1)                                                5.625          07/01/2039        925,010
-----------------------------------------------------------------------------------------------------------------------------
     500,000            Puerto Rico Public Buildings
                        Authority(1)                                                6.750          07/01/2036        532,190
-----------------------------------------------------------------------------------------------------------------------------
     200,000            Puerto Rico Public Buildings
                        Authority(1)                                                7.000          07/01/2025        216,778
-----------------------------------------------------------------------------------------------------------------------------
   1,530,000            Puerto Rico Public Buildings
                        Authority, Series D(1)                                      5.250          07/01/2036      1,349,368
-----------------------------------------------------------------------------------------------------------------------------
  11,500,000            Puerto Rico Sales Tax Financing
                        Corp., Series A(4)                                          5.250          08/01/2057     11,138,440
-----------------------------------------------------------------------------------------------------------------------------
   3,500,000            Puerto Rico Sales Tax Financing
                        Corp., Series A(1)                                          6.500          08/01/2044      3,660,860
-----------------------------------------------------------------------------------------------------------------------------
  14,000,000            Puerto Rico Sales Tax Financing
                        Corp., Series C(4)                                          5.750          08/01/2057     14,250,740
-----------------------------------------------------------------------------------------------------------------------------


7 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011*(Unaudited)

PRINCIPAL
AMOUNT                                                                            COUPON              MATURITY       VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
$  2,950,000            University of Puerto Rico,
                        Series Q(1)                                                 5.000%         06/01/2030    $ 2,645,029
-----------------------------------------------------------------------------------------------------------------------------
     150,000            University of V.I., Series A(1)                             5.250          12/01/2023        147,956
-----------------------------------------------------------------------------------------------------------------------------
     710,000            University of V.I., Series A(1)                             5.375          06/01/2034        645,014
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000            University of V.I., Series A(1)                             6.000          12/01/2024        946,640
-----------------------------------------------------------------------------------------------------------------------------
      40,000            University of V.I., Series A(1)                             6.250          12/01/2029         37,296
-----------------------------------------------------------------------------------------------------------------------------
      35,000            V.I. HFA, Series A(1)                                       6.500          03/01/2025         35,005
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000            V.I. Public Finance Authority
                        (Hovensa Coker)(1)                                          6.500          07/01/2021      4,851,000
-----------------------------------------------------------------------------------------------------------------------------
     500,000            V.I. Public Finance Authority
                        (Matching Fund Loan Note)(1)                                5.250          10/01/2029        470,715
-----------------------------------------------------------------------------------------------------------------------------
   1,515,000            V.I. Public Finance Authority,
                        Series A(1)                                                 6.375          10/01/2019      1,528,514
-----------------------------------------------------------------------------------------------------------------------------
   1,100,000            V.I. Tobacco Settlement
                        Financing Corp.                                             6.500(3)       05/15/2035        111,760
-----------------------------------------------------------------------------------------------------------------------------
   2,050,000            V.I. Tobacco Settlement
                        Financing Corp.                                             6.875(3)       05/15/2035        198,953
-----------------------------------------------------------------------------------------------------------------------------
   3,100,000            V.I. Tobacco Settlement
                        Financing Corp.                                             7.625(3)       05/15/2035        239,382
                                                                                                               -------------
                                                                                                                 165,016,328
                                                                                                               -------------
                                                                                                                 628,692,450
Total Municipal Bonds and Notes (Cost $714,702,106)

SHARES
-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS-0.2%
   5,000                Converted Organics, Inc., Series A (7,8) (Cost $5,000,000)                                   978,842
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $719,702,106)-120.0%                                                           629,671,292
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(20.0)                                                                   (105,072,131)
                                                                                                               -------------

NET ASSETS-100.0%                                                                                              $ 524,599,161
                                                                                                               =============

-------------------
Footnotes to Statement of Investments

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Non-income producing security.

8. Received as a result of a corporate action.

8 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                                                  LEVEL 3-
                                                   LEVEL 1-                    LEVEL 2-         SIGNIFICANT
                                                 UNADJUSTED           OTHER SIGNIFICANT        UNOBSERVABLE
                                              QUOTED PRICES           OBSERVABLE INPUTS             INPUTS               VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
      New Jersey                               $         --           $    437,965,883         $          71     $   437,965,954
      New York                                           --                 25,710,168                    --          25,710,168
      U.S. Possessions                                   --                165,016,328                    --         165,016,328
Preferred Stocks                                         --                         --               978,842             978,842
                                               ----------------------------------------------------------------------------------
Total Assets                                   $         --           $    628,692,379         $     978,913     $   629,671,292
                                               ----------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP          Certificates of Participation
CoMC         Community Medical Center
DRIVERS      Derivative Inverse Tax Exempt Receipt
EDA          Economic Devel. Authority
GO           General Obligation
HDC          Housing Devel. Corp.
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
IPCFA        Industrial Pollution Control Financing Authority
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK          John Fitzgerald Kennedy
KMCC         Kensington Manor Care Center
KMH          Kennedy Memorial Hospital
KSC          Kennedy Surgical Center
MHC          Meridian Hospitals Corp.
MSU          Montclair State University
NY/NJ        New York/New Jersey
ONP          Ocean Nursing Pavillion, Inc.
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs

9 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

SEAM         Sociedad Espanola de Auxilio Mutuo
TASC         Tobacco Settlement Asset-Backed Bonds
THGS         The House of the Good Shepard
THGSF        The House of the Good Shepard Foundation
UMC          University Medical Center
V.I.         United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair


10 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $102,245,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $141,850,531 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $102,245,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                            COUPON     MATURITY
 AMOUNT        INVERSE FLOATER(1)                                                    RATE (2)      DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
$  1,895,000   NJ EDA ROLs(3)                                                         17.955%       3/1/28   $  1,929,792
   2,170,000   NJ EDA ROLs(3)                                                         17.955        3/1/30      2,170,868
   7,500,000   NJ Higher Education Assistance Authority (Student Loans) ROLs          22.220        6/1/30      8,524,500
   2,445,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS              8.294       10/1/27      2,176,588
   1,850,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS              9.810        4/1/30      1,843,303

11 | Oppenheimer New Jersey Municipal Fund

Oppenheimer New Jersey Municipal Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

 PRINCIPAL                                                                            COUPON     MATURITY
 AMOUNT        INVERSE FLOATER(1)                                                    RATE (2)      DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------
   2,250,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS              9.052       10/1/37      1,990,800
   6,035,000   NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES(3)            13.978       10/1/25      5,871,089
   2,500,000   NJ Hsg. & Mtg. Finance Agency ROLs(3)                                  17.675       10/1/22      2,438,100
   2,305,000   Port Authority NY/NJ, 238th Series ROLs                                18.801      12/15/32      2,358,476
   2,625,000   Port Authority NY/NJ, 3205th Series                                    17.137       10/1/30      2,640,435
   2,500,000   Puerto Rico Aqueduct & Sewer Authority ROLs                            17.565        7/1/47      1,397,400
   2,875,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                          18.522        8/1/57      2,513,440
   3,500,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                          20.669        8/1/57      3,750,740
                                                                                                              -----------
                                                                                                              $39,605,531
                                                                                                              ===========

-------------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $50,895,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:

Cost                                $5,330,101
Market Value                        $1,205,750
Market Value as a % of Net Assets         0.23%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $ 624,366,197 (1)
                                    =============
Gross unrealized appreciation       $   9,353,061
Gross unrealized depreciation        (106,335,494)
                                    -------------
Net unrealized depreciation         $ (96,982,433)
                                    =============

-------------------
1. The Federal tax cost of securities does not include cost of $102,287,528, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

12 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
MUNICIPAL BONDS AND NOTES -- 119.5%
PENNSYLVANIA -- 91.4%
$     10,000   Allegheny County, PA COP(1)                                         5.000%     12/01/2028   $       9,527
  24,750,000   Allegheny County, PA GO(1)                                          0.754(2)   11/01/2026      19,916,573
     130,000   Allegheny County, PA HDA (Catholic Health East)(1)                  5.375      11/15/2022         131,286
      75,000   Allegheny County, PA HDA (Catholic Health East)(1)                  5.500      11/15/2032          74,810
      80,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)     5.125      05/01/2025          71,085
      25,000   Allegheny County, PA HDA (Jefferson Regional Medical Center)(1)     5.125      05/01/2029          21,242
   3,150,000   Allegheny County, PA HDA (Ohio Valley General Hospital)(1)          5.125      04/01/2035       2,406,222
      55,000   Allegheny County, PA HDA (Pittsburgh Mercy Health System)(1)        5.625      08/15/2026          55,145
      18,154   Allegheny County, PA HDA (The Covenant at South Hills)(3)           7.700      02/01/2008              --
      18,154   Allegheny County, PA HDA (The Covenant at South Hills)(3)           7.800      02/01/2009              --
   1,114,675   Allegheny County, PA HDA (The Covenant at South Hills)(3)           8.625      02/01/2021              11
     221,483   Allegheny County, PA HDA (The Covenant at South Hills)(3)           8.750      02/01/2031               2
  21,095,000   Allegheny County, PA HDA (UPMC Health System)(1)                    1.024(2)   02/01/2037      15,016,687
      35,000   Allegheny County, PA HDA (UPMC Health System)(1)                    5.375      08/15/2029          34,735
      50,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.250      11/15/2019          50,006
   8,000,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.750      11/15/2035       7,491,520
     810,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.850      03/01/2022         810,907
   1,000,000   Allegheny County, PA HEBA (Chatham College)(1)                      5.950      03/01/2032         981,190
   1,250,000   Allegheny County, PA HEBA (Robert Morris University)(1)             5.500      10/15/2030       1,196,725
   2,700,000   Allegheny County, PA HEBA (Robert Morris University)(1)             5.750      10/15/2040       2,455,326
   2,500,000   Allegheny County, PA HEBA (Robert Morris University)(1)             5.900      10/15/2028       2,394,925
      15,000   Allegheny County, PA HEBA (Robert Morris University)(1)             6.000      05/01/2028          14,550
   2,000,000   Allegheny County, PA HEBA (Robert Morris University)(1)             6.000      10/15/2038       1,832,180
   3,245,000   Allegheny County, PA HEBA (Waynesburg College)(1)                   4.800      05/01/2036       2,476,227
      10,000   Allegheny County, PA IDA (ARC Allegheny Foundation)(1)              5.000      12/01/2028           8,072
   1,200,000   Allegheny County, PA IDA (Propel Charter School-East)(1)            6.375      08/15/2035       1,065,132
   1,000,000   Allegheny County, PA IDA (Propel Charter School-Montour)(1)         6.750      08/15/2035         865,400
   1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)          5.000      09/01/2021         926,610

                   1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$  1,225,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)          5.100%     09/01/2026   $    1,058,878
   1,325,000   Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)(1)          5.125      09/01/2031        1,087,308
   1,925,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)       5.100      07/01/2014        1,959,458
  23,750,000   Allegheny County, PA Redevel. Authority (Pittsburgh Mills)(1)       5.600      07/01/2023       21,358,850
     280,000   Allegheny County, PA Redevel. Authority (Robinson Mall)(1)          6.875      11/01/2017          280,216
      75,000   Allegheny County, PA Redevel. Authority (Robinson Mall)(1)          7.000      11/01/2017           75,065
   1,740,000   Allegheny County, PA Residential Finance Authority
                (Broadview Manor Apartments)(1)                                    5.950      01/20/2043        1,670,452
   1,345,000   Allegheny County, PA Residential Finance Authority
                (Independence House Apartments)(1)                                 6.100      01/20/2043        1,318,961
   1,740,000   Allegheny County, PA Residential Finance Authority
                (Versailles Apartments)(1)                                         6.160      01/20/2043        1,720,669
       5,000   Beaver County, PA Hospital Authority (Valley Health System)(1)      5.000      05/15/2028            4,882
  13,000,000   Berks County, PA Municipal Authority (Reading Hospital &
                Medical Center)(4)                                                 5.500      11/01/2031       13,158,340
   1,750,000   Bethlehem, PA GO(1)                                                 6.500      12/01/2032        1,796,340
      40,000   Blair County, PA IDA (The Village at Penn State Retirement
                Community)(3)                                                      6.400      01/01/2012           24,972
   4,140,000   Blair County, PA IDA (The Village at Penn State Retirement
                Community)(3)                                                      6.900      01/01/2022        2,584,602
   7,135,000   Blair County, PA IDA (The Village at Penn State Retirement
                Community)(3)                                                      7.000      01/01/2034        4,454,381
      50,000   Blair County, PA IDA (The Village at Penn State Retirement
                Community)(3)                                                     10.000      01/01/2012            2,695
   1,180,000   Bonneauville Borough, PA Municipal Authority(1)                     5.250      06/01/2037        1,061,127
   2,000,000   Bonneauville Borough, PA Municipal Authority(1)                     5.300      06/01/2043        1,770,640
   1,000,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)        6.200      05/01/2019          917,170
      10,000   Bucks County, PA IDA (Chandler Hall Health Care Facility)(1)        6.300      05/01/2029            8,183
   1,000,000   Bucks County, PA IDA (Lutheran Community Telford Center)(1)         5.750      01/01/2027          824,520
   8,255,000   Bucks County, PA IDA (Pennsylvania Suburban Water Company)(1)       5.550      09/01/2032        8,261,521
      80,000   Bucks County, PA IDA (USX Corp.)(1)                                 5.600      03/01/2033           76,285
   2,000,000   Butler County, PA Hospital Authority (Butler Health System)(1)      7.250      07/01/2039        2,126,220
     480,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)             6.000      07/01/2023          460,363
     880,000   Butler County, PA IDA (Greenview Gardens Apartments)(1)             6.250      07/01/2033          790,654

                   2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
 PENNSYLVANIA CONTINUED
$    100,000   Cambridge, PA Area Joint Authority(1)                               5.250%     12/01/2021   $      100,039
   2,865,000   Cambridge, PA Area Joint Authority(1)                               6.000      12/01/2037        2,902,732
      30,000   Carbondale, PA Hsg. Corp.(1)                                        8.125      05/01/2019           30,033
   1,000,000   Centre County, PA Hospital Authority (Mt. Nittany Medical
                Center)(5)                                                         6.250      11/15/2041          986,550
   3,995,000   Centre County, PA Hospital Authority (Mt. Nittany Medical
                Center)(1)                                                         6.250      11/15/2044        4,065,112
   2,000,000   Centre County, PA Hospital Authority (Mt. Nittany Medical
                Center)(5)                                                         7.000      11/15/2046        2,096,860
      15,000   Chester County, PA H&EFA (Chester County Hospital)(1)               5.875      07/01/2016           15,053
   2,330,000   Chester County, PA H&EFA (Chester County Hospital)(1)               6.750      07/01/2021        2,341,137
   8,750,000   Chester County, PA H&EFA (Chester County Hospital)(1)               6.750      07/01/2031        8,404,988
     245,000   Chester County, PA H&EFA (Devereaux Foundation)(1)                  5.500      05/01/2027          245,554
  23,915,000   Chester County, PA IDA (Aqua Pennsylvania)(4)                       5.000      02/01/2041       22,519,777
   1,100,000   Chester County, PA IDA (Collegium Charter School)(1)                5.000      04/15/2022          912,054
   7,595,000   Chester County, PA IDA (Collegium Charter School)(1)                5.500      04/15/2031        5,822,479
   3,450,000   Cumberland County, PA Municipal Authority (Asbury Atlantic)(1)      6.000      01/01/2040        2,946,576
   1,000,000   Cumberland County, PA Municipal Authority (Diakon Lutheran
                Ministries)(1)                                                     5.000      01/01/2027          885,290
   1,000,000   Cumberland County, PA Municipal Authority (Presbyterian
                Homes)(1)                                                          5.000      12/01/2020          989,010
     950,000   Cumberland County, PA Municipal Authority (Presbyterian
                Homes)(1)                                                          5.000      12/01/2021          931,076
   6,605,000   Delaware County, PA Authority (Cabrini College)(1)                  5.500      07/01/2024        6,400,047
      60,000   Delaware County, PA Authority (CCMC)(1)                             5.300      12/01/2027           51,607
   2,500,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                Group)(1)                                                          5.000      12/15/2026        2,098,375
      15,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                Group)(1)                                                          5.375      12/01/2018           14,777
      25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                Group)(1)                                                          6.250      12/15/2022           26,417
      25,000   Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated
                Group)(1)                                                          6.250      12/15/2031           26,417
   5,900,000   Delaware County, PA Authority (CKHS/CCMC/DCMH Obligated
                Group)(1)                                                          5.000      12/15/2031        4,664,894
     120,000   Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA
               Obligated Group)(1)                                                 5.375      11/15/2023          127,628
   1,160,000   Delaware County, PA Authority (Neumann College)(1)                  6.000      10/01/2025        1,173,073

                   3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                           COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$    280,000     Delaware County, PA Authority (Neumann College)(1)                6.000%     10/01/2030   $      276,508
   1,000,000     Delaware County, PA Authority (Neumann College)(1)                6.125      10/01/2034          976,270
   3,000,000     Delaware County, PA Authority (Neumann College)(1)                6.250      10/01/2038        3,033,810
   1,250,000     Delaware County, PA Authority (Neumann University)(1)             5.000      10/01/2025        1,201,500
   1,250,000     Delaware County, PA Authority (Neumann University)(1)             5.250      10/01/2031        1,171,125
  18,705,000     Delaware County, PA IDA (Aqua Pennsylvania)(4)                    5.000      11/01/2038       17,677,709
   4,440,000     Delaware County, PA IDA (Naamans Creek)(1)                        7.000      12/01/2036        3,971,180
      45,000     Delaware County, PA IDA (Philadelphia Suburban Water
                  Company)(1)                                                      5.350      10/01/2031           45,037
      50,000     Delaware River Port Authority PA/NJ(1)                            5.000      01/01/2026           48,604
     145,000     Delaware River Port Authority PA/NJ(1)                            5.625      01/01/2013          145,539
      25,000     Delaware River Port Authority PA/NJ(1)                            5.625      01/01/2026           25,021
      25,000     Derry Township, PA Municipal Authority(1)                         5.100      12/01/2020           25,028
   4,000,000     Erie County, PA Hospital Authority (St. Vincent's Health)(1)      7.000      07/01/2027        3,938,720
     140,000     Erie County, PA IDA (International Paper Company)(1)              5.000      11/01/2018          139,567
   1,000,000     Erie, PA Higher Education Building Authority (Gannon
                  University)(1)                                                   5.375      05/01/2030          955,870
   2,565,000     Erie, PA Higher Education Building Authority (Gannon
                  University)(1)                                                   5.500      05/01/2040        2,413,152
   3,000,000     Erie, PA Higher Education Building Authority (Mercyhurst
                  College)(1)                                                      5.500      03/15/2038        2,726,700
   1,965,000     Erie-Western PA Port Authority(1)                                 5.125      06/15/2016        2,114,478
   5,180,000     Fayette County, PA Redevel. Authority (Fayette Crossing)(1)       7.000      09/01/2019        5,143,947
      80,000     Harrisburg, PA GO                                                 9.415(6)   03/15/2012           73,654
     165,000     Harrisburg, PA GO                                                 9.510(6)   09/15/2012          144,926
     100,000     Harrisburg, PA GO                                                 9.600(6)   09/15/2011           96,929
      45,000     Harrisburg, PA GO                                                 9.600(6)   03/15/2012           41,431
     175,000     Harrisburg, PA GO                                                 9.600(6)   03/15/2013          146,643
     125,000     Harrisburg, PA GO                                                 9.600(6)   09/15/2013           99,928
      10,000     Harrisburg, PA GO                                                 9.600(6)   09/15/2015            6,622
      40,000     Harrisburg, PA GO                                                 9.600(6)   03/15/2016           25,153
     210,000     Harrisburg, PA GO                                                 9.601(6)   03/15/2015          145,769
      50,000     Harrisburg, PA GO                                                 9.614(6)   09/15/2016           29,982
      25,000     Harrisburg, PA GO                                                 9.624(6)   03/15/2014           19,067
      70,000     Harrisburg, PA GO                                                 9.727(6)   09/15/2015           46,355
     150,000     Harrisburg, PA GO                                                10.084(6)   03/15/2015          104,121
     115,000     Harrisburg, PA GO                                                10.366(6)   03/15/2013           96,365
      50,000     Harrisburg, PA GO                                                11.012(6)   09/15/2013           39,971

                   4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$  6,980,000   Horsham, PA Industrial and Commercial Devel. Authority
                Pennsylvania LTC)(1)                                               6.000%     12/01/2037   $    5,275,205
     140,000   Indiana County, PA IDA Pollution Control (PSEG Power LLC)(1)        5.850      06/01/2027          136,436
      25,000   Lancaster County, PA Hospital Authority (Landis Homes
                Retirement Community)(1)                                           5.700      09/01/2018           22,650
      20,000   Lancaster County, PA Hospital Authority (Landis Homes
                Retirement Community)(1)                                           5.750      09/01/2023           16,599
      25,000   Lancaster County, PA Hospital Authority (St. Anne's Home for
                the Aged)(1)                                                       6.500      04/01/2015           25,002
       5,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.375      05/01/2013            5,153
      10,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.375      05/01/2018           10,009
      35,000   Latrobe, PA IDA (St. Vincent College)(1)                            5.700      05/01/2031           34,144
  13,470,000   Lawrence County, PA IDA (Shenango Presbyterian Center)(1)           5.625      11/15/2037       10,033,264
   1,020,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             6.000      12/15/2023          904,006
   1,060,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             7.625      11/01/2021        1,072,921
     750,000   Lehigh County, PA GPA (Bible Fellowship Church Home)(1)             7.750      11/01/2033          750,668
     410,000   Lehigh County, PA GPA (Desales University)(1)                       5.125      12/15/2023          388,245
     865,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   5.800      11/01/2012          741,210
   8,190,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000      11/01/2018        5,362,894
   2,000,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000      11/01/2018        1,309,620
   1,100,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000      11/01/2023          665,060
   3,600,000   Lehigh County, PA GPA (Kidspeace Obligated Group)                   6.000      11/01/2023        2,176,560
   2,700,000   Lehigh Northampton, PA Airport Authority(1)                         6.000      05/15/2030        2,583,414
      10,000   Luzerne County, PA Flood Protection Authority(1)                    5.000      01/15/2023           10,002
   5,000,000   Luzerne County, PA IDA(1)                                           7.750      12/15/2027        4,783,050
  22,500,000   Luzerne County, PA IDA (Pennsylvania-American Water)(4)             5.100      09/01/2034       20,672,775
      10,000   Luzerne County, PA IDA (Pennsylvania-American Water)(1)             5.100      09/01/2034            9,188
   2,730,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)         5.000      10/01/2020        2,216,432
   2,900,000   McKean County, PA Hospital Authority (Bradford Hospital)(1)         5.250      10/01/2030        1,993,373
      10,000   Mifflin County, PA GO(1)                                            5.625      09/01/2028           10,097
  11,060,000   Mifflin County, PA Hospital Authority (Lewiston
                Hospital/Lewiston Healthcare Foundation Obligated Group)(1)        5.125      07/01/2030        9,536,043
     595,000   Millcreek, PA Richland Joint Authority(1)                           5.250      08/01/2022          585,034

                   5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$    855,000   Millcreek, PA Richland Joint Authority(1)                           5.375%     08/01/2027   $      808,403
   1,000,000   Millcreek, PA Richland Joint Authority(1)                           5.500      08/01/2037          895,470
   2,445,000   Millcreek, PA Richland Joint Authority(1)                           5.500      08/01/2037        2,189,424
     160,000   Monroe County, PA Hospital Authority (Pocono Medical Center)(1)     5.625      01/01/2032          159,115
      10,000   Montgomery County, PA HEHA (Abington Memorial Hospital)             5.000      06/01/2028            9,632
      20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)          5.125      06/01/2027           19,560
      20,000   Montgomery County, PA HEHA (Abington Memorial Hospital)(1)          5.125      06/01/2032           18,950
     140,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)         5.250      10/01/2023          132,083
      50,000   Montgomery County, PA HEHA (Holy Redeemer Health System)(1)         5.250      10/01/2027           43,654
      80,000   Montgomery County, PA HEHA (Holy Redeemer Physician &
                Ambulatory Services)(1)                                            5.250      10/01/2023           75,476
  21,000,000   Montgomery County, PA IDA(4)                                        5.375      08/01/2038       21,127,470
   1,500,000   Montgomery County, PA IDA(1)                                        5.375      08/01/2038        1,509,105
     880,000   Montgomery County, PA IDA (ACTS Retirement Life Community)(1)       5.250      11/15/2028          803,616
     270,000   Montgomery County, PA IDA (Pennsylvania-American Water
                Company)(1)                                                        5.050      06/01/2029          249,048
   3,840,000   Montgomery County, PA IDA (Wordsworth Academy)(1)                   8.000      09/01/2024        3,826,906
   1,000,000   Mount Lebanon, PA Hospital Authority (St. Claire Memorial
                Hospital)(1)                                                       5.625      07/01/2032          979,920
   2,085,000   New Wilmington, PA Municipal Authority (Westminster
                College)(1)                                                        5.000      05/01/2027        1,902,417
      25,000   Northampton County, PA IDA (Moravian Hall Square)(1)                5.550      07/01/2014           25,045
      40,000   Northampton County, PA IDA (Moravian Hall Square)(1)                5.700      07/01/2020           40,006
     830,000   Northumberland County, PA IDA (Aqua Pennsylvania)(1)                5.050      10/01/2039          762,654
   1,205,000   Northumberland County, PA IDA (NHS Youth Services)(1)               5.500      02/15/2033          834,426
   1,700,000   Northumberland County, PA IDA (NHS Youth Services)(1)               7.500      02/15/2029        1,556,741
   3,605,000   Northumberland County, PA IDA (NHS Youth Services)(1)               7.750      02/15/2029        3,383,545
  16,000,000   PA Commonwealth Financing Authority(4)                              5.000      06/01/2032       16,022,400
   1,550,000   PA Commonwealth Financing Authority(1)                              5.000      06/01/2032        1,552,170
  11,400,000   PA EDFA (30th Street Garage)(1)                                     5.875      06/01/2033       10,864,656
  10,000,000   PA EDFA (Albert Einstein Healthcare)(1)                             6.250      10/15/2023       10,318,200
      50,000   PA EDFA (Amtrak)(1)                                                 6.000      11/01/2011           50,638
     250,000   PA EDFA (Amtrak)(1)                                                 6.125      11/01/2021          252,455

                   6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$  5,005,000   PA EDFA (Amtrak)(1)                                                 6.250%     11/01/2031   $    5,018,964
  12,475,000   PA EDFA (Amtrak)(1)                                                 6.375      11/01/2041       12,489,845
  39,737,908   PA EDFA (Bionol Clearfield)(3)                                      8.500      07/15/2015       32,922,459
     885,000   PA EDFA (DGABC/DGABF/DGABEI Obligated Group)(1)                     5.625      12/01/2015          885,974
     690,000   PA EDFA (Fayette Thermal)(1)                                        5.250      12/01/2016          597,588
      35,000   PA EDFA (Fayette Thermal)(1)                                        5.500      12/01/2021           25,757
  14,700,000   PA EDFA (National Gypsum Company)(1)                                6.125      11/01/2027       11,910,528
   5,000,000   PA EDFA (National Gypsum Company)(1)                                6.250      11/01/2027        4,154,050
   1,800,000   PA EDFA (Northampton Generating)                                    6.500      01/01/2013        1,157,724
  21,800,000   PA EDFA (Northampton Generating)                                    6.600      01/01/2019       12,018,558
     500,000   PA EDFA (Northampton Generating)(3)                                 6.875      01/01/2011          122,500
  12,000,000   PA EDFA (Northampton Generating)(3)                                 6.950      01/01/2021        2,994,240
      45,000   PA EDFA (Northwestern Human Services)(1)                            5.125      06/01/2018           39,292
   3,000,000   PA EDFA (Northwestern Human Services)(1)                            5.250      06/01/2028        2,257,740
   3,000,000   PA EDFA (Philadelphia Biosolids Facility)(1)                        6.250      01/01/2032        3,027,630
   3,000,000   PA EDFA (US Airways Group)                                          8.000      05/01/2029        3,002,820
      50,000   PA EDFA (York Water Company)(1)                                     6.000      11/01/2038           49,601
  30,000,000   PA Geisinger Authority Health System, Series A(4)                   5.250      06/01/2039       29,780,700
     755,000   PA HEFA (Allegheny Delaware Valley Obligated Group)(1)              5.700      11/15/2011          752,622
   3,185,000   PA HEFA (Allegheny Delaware Valley Obligated Group)(1)              5.875      11/15/2021        2,889,878
   1,025,000   PA HEFA (Assoc. of Independent Colleges & Universities)(1)          5.125      05/01/2032          910,641
     100,000   PA HEFA (California University of Pennsylvania Student
                Assoc.)(1)                                                         5.000      07/01/2028           77,599
     250,000   PA HEFA (California University of Pennsylvania Student
                Assoc.)(1)                                                         6.750      09/01/2020          254,295
     115,000   PA HEFA (California University of Pennsylvania Student
                Assoc.)(1)                                                         6.750      09/01/2032          115,679
      55,000   PA HEFA (California University of Pennsylvania Student
                Assoc.)(1)                                                         6.800      09/01/2025           55,570
   1,475,000   PA HEFA (College of Science & Agriculture)(1)                       5.350      04/15/2028        1,303,561
   1,460,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)(1)                                                    5.650      04/15/2025        1,371,393
     815,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)(1)                                                    5.750      04/15/2029          749,939
     220,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)(1)                                                    5.750      04/15/2034          195,668
   3,210,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)(1)                                                    5.800      04/15/2030        2,950,632
   3,385,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)(1)                                                    5.800      04/15/2033        3,047,888
      55,000   PA HEFA (Drexel University)(1)                                      5.750      05/01/2022           55,141
   6,285,000   PA HEFA (Edinboro University Foundation)(1)                         5.750      07/01/2028        6,097,770

                  7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY         VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$  3,000,000   PA HEFA (Edinboro University Foundation)(1)                         5.800%     07/01/2030   $    2,892,210
   9,000,000   PA HEFA (Edinboro University Foundation)(1)                         5.875      07/01/2038        8,405,010
   8,225,000   PA HEFA (Edinboro University Foundation)(1)                         6.000      07/01/2042        7,750,582
   3,500,000   PA HEFA (Edinboro University Foundation)(1)                         6.000      07/01/2043        3,296,125
   4,000,000   PA HEFA (Elizabethtown College)(1)                                  5.000      12/15/2027        3,767,000
     130,000   PA HEFA (Frontier II)(1)                                            5.125      04/01/2033          105,110
   2,000,000   PA HEFA (La Salle University)(1)                                    5.000      05/01/2037        1,710,300
      50,000   PA HEFA (La Salle University)(1)                                    5.500      05/01/2034           47,200
   1,490,000   PA HEFA (Marywood University)(1)                                    5.125      06/01/2029        1,351,028
  30,085,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875      11/15/2016       28,923,117
      70,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875      11/15/2016           67,297
   9,740,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                           5.875      11/15/2021        8,837,492
     250,000   PA HEFA (Philadelphia University)(1)                                5.000      06/01/2035          213,548
   3,000,000   PA HEFA (Philadelphia University)(1)                                5.125      06/01/2025        2,817,720
   2,000,000   PA HEFA (Philadelphia University)(1)                                5.250      06/01/2032        1,786,620
   2,005,000   PA HEFA (Philadelphia University)(1)                                5.500      06/01/2020        2,034,173
  10,000,000   PA HEFA (Slippery Rock University Foundation)(1)                    5.000      07/01/2039        8,346,600
     105,000   PA HEFA (St. Francis University)(1)                                 5.750      11/01/2023          102,803
   3,925,000   PA HEFA (St. Francis University)(1)                                 6.250      11/01/2018        4,012,331
   1,500,000   PA HEFA (University of Pennsylvania Health System)(1)               5.750      08/15/2041        1,510,275
      60,000   PA HEFA (University of the Arts)(1)                                 5.500      03/15/2020           60,003
   2,000,000   PA HEFA (University of the Arts)(1)                                 5.625      03/15/2025        1,928,060
   1,520,000   PA HEFA (University of the Arts)(1)                                 5.750      03/15/2030        1,426,733
     100,000   PA HEFA (UPMC Health System)(1)                                     5.000      08/01/2029           99,814
     650,000   PA HEFA (Widener University)(1)                                     5.000      07/15/2026          642,454
     100,000   PA HEFA (Widener University)(1)                                     5.250      07/15/2024          100,822
      70,000   PA HEFA (Widener University)(1)                                     5.400      07/15/2036           67,022
  33,325,000   PA HFA (Single Family Mtg.), Series 100A(4)                         5.350      10/01/2033       32,953,461
  11,400,000   PA HFA (Single Family Mtg.), Series 73A(4)                          5.350      10/01/2022       11,428,842
  10,030,000   PA HFA (Single Family Mtg.), Series 74B(4)                          5.150      10/01/2022       10,070,321
  17,305,000   PA HFA (Single Family Mtg.), Series 96A(4)                          4.700      10/01/2037       15,619,408
   9,000,000   PA HFA (Single Family Mtg.), Series 99A(4)                          5.250      10/01/2032        8,785,123
   8,590,000   PA HFA (Single Family Mtg.), Series 99A(4)                          5.300      10/01/2037        8,675,228
   1,265,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2020        1,221,395
   1,400,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2023        1,288,378
   2,245,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2025        1,959,705
   3,265,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2026        2,798,203
     900,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2027          762,507

                  8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                          COUPON      MATURITY        VALUE
------------                                                                     ----------   ----------   -------------
PENNSYLVANIA CONTINUED
$  2,510,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000%     12/01/2028   $    2,111,688
   1,470,000   PA Southcentral General Authority (Hanover Hospital)(1)             5.000      12/01/2030        1,217,645
  24,615,000   PA Southcentral General Authority (Wellspan Health Obligated
                Group)(4)                                                          6.000      06/01/2029       26,033,358
      45,000   PA St. Mary Hospital Authority (Franciscan Health)(1)               7.000      06/15/2015           45,101
       5,000   PA State Public School Building Authority (Chester Upland
                School District)(1)                                                5.150      11/15/2026            5,068
   4,000,000   PA Turnpike Commission(1)                                           0.000(7)   12/01/2034        3,123,600
  15,775,000   PA Turnpike Commission(1)                                           0.000(7)   12/01/2034       11,659,776
  10,000,000   PA Turnpike Commission(1)                                           0.000(7)   12/01/2038        6,915,600
  18,000,000   PA Turnpike Commission (Motor License)(4)                           5.000      12/01/2040       17,618,040
     300,000   PA West Shore Area Hospital Authority (Holy Spirit Hospital
               of the Sisters of Christian Charity)(1)                             6.250      01/01/2032          291,171
   1,835,000   PA West Shore Area Hospital Authority (Holy Spirit Hospital
               of the Sisters of Christian Charity)(1)                             6.500      01/01/2041        1,778,574
      15,000   Philadelphia, PA Airport, Series B(1)                               5.250      06/15/2031           14,205
   5,000,000   Philadelphia, PA Airport, Series D(1)                               5.250      06/15/2028        4,789,900
       5,000   Philadelphia, PA Authority for Industrial Devel.(1)                 5.250      10/01/2030            5,156
   6,180,000   Philadelphia, PA Authority for Industrial Devel. (Aero
                Philadelphia)(1)                                                   5.500      01/01/2024        4,544,587
   3,870,000   Philadelphia, PA Authority for Industrial Devel. (Air Cargo)(1)     7.500      01/01/2025        3,614,541
   1,150,000   Philadelphia, PA Authority for Industrial Devel. (Baptist
                Home of Philadelphia)(1)                                           5.500      11/15/2018          747,615
     786,000   Philadelphia, PA Authority for Industrial Devel. (Baptist
                Home of Philadelphia)(1)                                           5.600      11/15/2028          353,779
      20,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                Village)(1)                                                        5.600      04/01/2012           20,000
      60,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                Village)(1)                                                        5.700      04/01/2015           58,499
     450,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                Village)(1)                                                        6.750      04/01/2023          429,453
   2,600,000   Philadelphia, PA Authority for Industrial Devel. (Cathedral
                Village)(1)                                                        6.875      04/01/2034        2,342,782
   2,505,000   Philadelphia, PA Authority for Industrial Devel. (First
                Mtg.-CPAP)(1)                                                      6.125      04/01/2019        1,477,925
   1,000,000   Philadelphia, PA Authority for Industrial Devel. (Global
                Leadership Academy)(1)                                             5.750      11/15/2030          853,760
     500,000   Philadelphia, PA Authority for Industrial Devel. (Global
                Leadership Academy)(1)                                             6.375      11/15/2040          440,160
   2,040,000   Philadelphia, PA Authority for Industrial Devel. (International
                Apartments Temple University)(1)                                   5.375      06/15/2030        1,876,372
   4,000,000   Philadelphia, PA Authority for Industrial Devel. (International
                Apartments Temple University)(1)                                   5.625      06/15/2042        3,496,480

                  9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      COUPON            MATURITY              VALUE
----------------                                                                ------           ----------          -----------
PENNSYLVANIA CONTINUED
$         10,000      Philadelphia, PA Authority for Industrial Devel.
                       (Philadelphia Airport)(1)                                5.125%           07/01/2020          $    10,064
         130,000      Philadelphia, PA Authority for Industrial Devel.
                       (Philadelphia Airport)(1)                                5.125            07/01/2028              129,403
         115,000      Philadelphia, PA Authority for Industrial Devel.
                       (Philadelphia Airport)(1)                                5.250            07/01/2028              110,160
       5,000,000      Philadelphia, PA Authority for Industrial Devel.
                       (Philadelphia Airport), Series A(1)                      5.400            07/01/2022            5,032,300
       1,640,000      Philadelphia, PA Authority for Industrial Devel.
                       (Richard Allen Prep Charter School)(1)                   6.250            05/01/2033            1,441,445
       1,120,000      Philadelphia, PA Authority for Industrial Devel.
                       (Stapeley Germantown)(1)                                 5.000            01/01/2015            1,063,686
       1,580,000      Philadelphia, PA Authority for Industrial Devel.
                       (Stapeley Germantown)(1)                                 5.125            01/01/2021            1,267,365
       2,105,000      Philadelphia, PA Authority for Industrial Devel.
                       Senior Living (Arbor House)(1)                           6.100            07/01/2033            1,932,769
         780,000      Philadelphia, PA Authority for Industrial Devel.
                       Senior Living (GIH/PPAM)(1)                              5.125            07/01/2016              783,814
       1,860,000      Philadelphia, PA Authority for Industrial Devel.
                       Senior Living (Miriam and Robert M. Rieder House)(1)     6.100            07/01/2033            1,707,815
       3,000,000      Philadelphia, PA Authority for Industrial Devel.
                       Senior Living (Presbyterian Homes Germantown)(1)         5.625            07/01/2035            2,479,890
       1,745,000      Philadelphia, PA Authority for Industrial Devel.
                       Senior Living (Robert Saligman House)(1)                 6.100            07/01/2033            1,602,224
          25,000      Philadelphia, PA Gas Works(1)                             5.000            07/01/2014               25,054
          15,000      Philadelphia, PA Gas Works(1)                             5.000            07/01/2026               15,002
          10,000      Philadelphia, PA Gas Works(1)                             5.500            07/01/2014               10,026
       4,000,000      Philadelphia, PA GO(1)                                    6.000            08/01/2036            4,051,960
       3,000,000      Philadelphia, PA GO(1)                                    6.500            08/01/2041            3,123,360
       1,210,000      Philadelphia, PA H&HEFA (Centralized Comprehensive
                       Human Services)(1)                                       7.250            01/01/2021            1,127,950
      19,420,000      Philadelphia, PA H&HEFA (Temple University
                       Hospital)(1)                                             5.500            07/01/2026           17,160,483
       1,000,000      Philadelphia, PA Municipal Authority(1)                   6.500            04/01/2034            1,029,830
           5,000      Philadelphia, PA New Public Housing Authority(1)          5.000            04/01/2012                5,189
          20,000      Philadelphia, PA Parking Authority, Series A(1)           5.250            02/15/2029               20,002
           5,000      Philadelphia, PA Redevel. Authority (Beech Student
                       Hsg. Complex), Series A(1)                               5.500            07/01/2035                3,801
       1,000,000      Philadelphia, PA Redevel. Authority (Beech Student
                       Hsg. Complex), Series A(1)                               5.625            07/01/2023              881,000
       1,500,000      Philadelphia, PA Redevel. Authority (Beech Student
                       Hsg. Complex), Series A(1)                               5.625            07/01/2028            1,243,335
         155,000      Philadelphia, PA Redevel. Authority (Multifamily
                       Hsg.)(1)                                                 5.450            02/01/2023              160,256
       2,580,000      Philadelphia, PA Redevel. Authority (Pavilion
                       Apartments)(1)                                           6.000            10/01/2023            2,597,725

                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      COUPON            MATURITY              VALUE
----------------                                                                ------           ----------          -----------
PENNSYLVANIA CONTINUED
$      4,100,000      Philadelphia, PA Redevel. Authority (Pavilion
                       Apartments)(1)                                           6.250%           10/01/2032          $ 4,071,054
       2,955,000      Pittsburgh, PA Urban Redevel. Authority (Marian
                       Plaza)(1)                                                6.130            01/20/2043            2,930,148
          20,000      Pittsburgh, PA Urban Redevel. Authority, Series A(1)      5.200            10/01/2020               20,010
          30,000      Pittsburgh, PA Urban Redevel. Authority, Series A(1)      5.250            10/01/2029               29,858
         775,000      Pittsburgh, PA Urban Redevel. Authority, Series A(1)      6.250            10/01/2028              782,386
          40,000      Pittsburgh, PA Urban Redevel. Authority, Series B(1)      5.350            10/01/2022               40,101
          60,000      Pittsburgh, PA Urban Redevel. Authority, Series C(1)      5.600            04/01/2020               60,046
          25,000      Pittsburgh, PA Urban Redevel. Authority, Series C(1)      5.700            04/01/2030               25,003
          35,000      Pittsburgh, PA Urban Redevel. Authority, Series C(1)      5.900            10/01/2022               35,032
         750,000      Pittsburgh, PA Urban Redevel. Authority, Series C(1)      5.950            10/01/2029              750,248
          30,000      Potter County, PA Hospital Authority (Charles Cole
                       Memorial Hospital)(1)                                    5.250            08/01/2028               22,773
         120,000      Potter County, PA Hospital Authority (Charles Cole
                       Memorial Hospital)(1)                                    6.050            08/01/2024              108,989
       1,000,000      Pottsville, PA Hospital Authority (Pottsville
                       Hospital & Warne Clinic)(1)                              5.500            07/01/2018              929,210
         390,000      Pottsville, PA Hospital Authority (Pottsville
                       Hospital & Warne Clinic)(1)                              5.500            07/01/2018              362,392
         235,000      Pottsville, PA Hospital Authority (Pottsville
                       Hospital & Warne Clinic)(1)                              5.625            07/01/2024              201,524
       4,170,000      Pottsville, PA Hospital Authority (Pottsville
                       Hospital & Warne Clinic)(1)                              5.625            07/01/2024            3,560,263
      10,000,000      Reading, PA GO(1)                                         5.625            11/15/2020            9,887,900
         900,000      Reading, PA Hsg. Auth (Goggle Works Apts.)(1)             5.625            06/01/2042              900,936
       2,895,000      Reading, PA Hsg. Auth (Goggle Works Apts.)(1)             5.875            06/01/2052            2,885,910
          30,000      Sayre, PA Health Care Facilities Authority (Guthrie
                       Healthcare System)(1)                                    5.750            12/01/2021               30,514
          10,000      Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS
                       Obligated Group)(1)                                      5.000            11/01/2028               10,000
       6,500,000      Scranton, PA Parking Authority(1)                         5.250            06/01/2039            5,388,890
           5,000      Sharon, PA Regional Health System Authority
                       (SRPS/SRHS Obligated Group)(1)                           5.000            12/01/2028                4,416
         100,000      Somerset County, PA Hospital Authority (Somerset
                       Community Hospital)(1)                                   5.450            03/01/2032              104,010
       2,000,000      South Fork, PA Municipal Authority (Conemaugh Health
                       System)(1)                                               5.500            07/01/2029            1,879,540
         245,000      South Fork, PA Municipal Authority (Conemaugh Valley
                       Memorial Hospital)(1)                                    5.000            07/01/2028              219,669
           5,000      South Fork, PA Municipal Authority (Conemaugh Valley
                       Memorial Hospital)(1)                                    5.375            07/01/2022                5,000
         355,000      South Fork, PA Municipal Authority (Good Samaritan
                       Medical Center of Johnstown)(1)                          5.250            07/01/2026              332,553
          15,000      South Fork, PA Municipal Authority (Good Samaritan
                       Medical Center of Johnstown)(1)                          5.375            07/01/2016               15,035
         150,000      Susquehanna, PA Area Regional Airport Authority(1)        5.000            01/01/2028              129,137

                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      COUPON            MATURITY              VALUE
----------------                                                                ------           ----------          -----------
PENNSYLVANIA CONTINUED
$         45,000      Susquehanna, PA Area Regional Airport Authority(1)        5.000%           01/01/2033          $    36,602
         140,000      Susquehanna, PA Area Regional Airport Authority(1)        5.375            01/01/2018              126,297
       4,300,000      Susquehanna, PA Area Regional Airport Authority(1)        6.500            01/01/2038            4,025,144
         900,000      Susquehanna, PA Area Regional Airport Authority
                       (Aero Harrisburg)(1)                                     5.500            01/01/2024              675,144
           5,000      Union County, PA Hospital Authority (United
                       Methodist Continuing Care Services)(1)                   6.250            04/01/2012                4,992
          75,000      Washington County, PA Hospital Authority (Washington
                       Hospital)(1)                                             5.125            07/01/2028               67,536
       7,900,000      Washington County, PA Redevel. Authority (Victory
                       Centre)(1)                                               5.450            07/01/2035            6,457,855
         550,000      Washington, PA Township Municipal Authority(1)            5.875            12/15/2023              517,220
       2,475,000      Washington, PA Township Municipal Authority(1)            6.000            12/15/2033            2,274,401
       1,085,000      Westmoreland County, PA IDA (Redstone Retirement
                       Community)(1)                                            5.875            01/01/2032              882,116
       5,000,000      Wilkes-Barre, PA Finance Authority (Wilkes
                       University)(1)                                           5.000            03/01/2027            4,613,150
      10,000,000      Wilkes-Barre, PA Finance Authority (Wilkes
                       University)(1)                                           5.000            03/01/2037            8,486,000
          10,000      York County, PA IDA (PSEG Power)(1)                       5.500            09/01/2020               10,159
                                                                                                                     -----------
                                                                                                                     938,753,494

U.S. Possessions -- 28.1%
          30,000      Guam GO                                                   5.375            11/15/2013               30,017
         750,000      Guam GO(1)                                                6.750            11/15/2029              751,073
       4,000,000      Guam GO(1)                                                7.000            11/15/2039            4,100,440
       4,000,000      Guam Government Waterworks Authority & Wastewater
                        System(1)                                               5.625            07/01/2040            3,451,640
         700,000      Guam Hsg. Corp. (Single Family Mtg.)(1)                   5.750            09/01/2031              732,620
       1,300,000      Guam Power Authority, Series A(1)                         5.500            10/01/2030            1,227,382
       1,100,000      Guam Power Authority, Series A(1)                         5.500            10/01/2040            1,011,615
       4,095,000      Guam Tobacco Settlement Economic Devel. & Commerce
                        Authority (TASC)(1)                                     5.250            06/01/2032            3,541,069
       1,500,000      Guam Tobacco Settlement Economic Devel. & Commerce
                        Authority (TASC)(1)                                     5.625            06/01/2047            1,233,180
      38,902,000      Guam Tobacco Settlement Economic Devel. & Commerce
                        Authority (TASC)                                        7.250(6)         06/01/2057              690,900
         980,000      Northern Mariana Islands Commonwealth, Series A(1)        5.000            06/01/2017              877,825
       1,000,000      Northern Mariana Islands Commonwealth, Series A(1)        5.000            10/01/2022              820,130
         500,000      Northern Mariana Islands Commonwealth, Series A(1)        6.750            10/01/2033              459,905
       2,485,000      Northern Mariana Islands Ports Authority, Series A(1)     5.500            03/15/2031            1,981,961
       1,640,000      Northern Mariana Islands Ports Authority, Series A        6.250            03/15/2028            1,136,143
       1,205,000      Northern Mariana Islands Ports Authority, Series A(1)     6.600            03/15/2028            1,068,377
       4,500,000      Puerto Rico Aqueduct & Sewer Authority(1)                 0.000(7)         07/01/2024            4,705,740
      84,645,000      Puerto Rico Children's Trust Fund (TASC)(1)               5.500            05/15/2039           69,314,944
      66,835,000      Puerto Rico Children's Trust Fund (TASC)(1)               5.625            05/15/2043           55,006,542
     384,250,000      Puerto Rico Children's Trust Fund (TASC)                  6.417(6)         05/15/2050           12,399,748

                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      COUPON            MATURITY              VALUE
----------------                                                                ------           ----------          -----------
U.S. POSSESSIONS CONTINUED
$    136,000,000      Puerto Rico Children's Trust Fund (TASC)                  7.325 %(6)       05/15/2055          $ 2,063,120
   1,817,000,000      Puerto Rico Children's Trust Fund (TASC)                  7.625(6)         05/15/2057           22,785,180
       1,435,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2024            1,444,758
       1,510,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2025            1,490,581
       1,750,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2026            1,708,753
       5,540,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2027            5,346,432
       3,330,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2030            3,134,129
       3,505,000      Puerto Rico Electric Power Authority, Series AAA(1)       5.250            07/01/2031            3,253,656
         500,000      Puerto Rico Highway & Transportation Authority            5.300            07/01/2035              449,725
          25,000      Puerto Rico Highway & Transportation Authority,
                        Series A(1)                                             5.000            07/01/2038               21,268
         325,000      Puerto Rico Highway & Transportation Authority,
                        Series H(1)                                             5.000            07/01/2028              300,937
         700,000      Puerto Rico Highway & Transportation Authority,
                        Series N(1)                                             5.250            07/01/2039              616,091
       1,400,000      Puerto Rico Infrastructure (Mepsi Campus)(1)              6.500            10/01/2037            1,235,556
       1,250,000      Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.000            03/01/2036              970,738
         215,000      Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.375            02/01/2019              212,368
         500,000      Puerto Rico ITEMECF (Ana G. Mendez University)(1)         5.375            02/01/2029              431,285
         710,000      Puerto Rico ITEMECF (IEP/HESL/HECR Obligated
                        Group)(1)                                               5.750            06/01/2019              537,072
      19,535,000      Puerto Rico Port Authority (American Airlines),
                        Series A                                                6.250            06/01/2026           15,470,928
       1,170,000      Puerto Rico Port Authority (American Airlines),
                        Series A                                                6.300            06/01/2023              957,867
       1,500,000      Puerto Rico Public Buildings Authority(1)                 6.500            07/01/2030            1,558,515
       1,000,000      Puerto Rico Public Buildings Authority(1)                 6.750            07/01/2036            1,064,380
       1,015,000      Puerto Rico Public Buildings Authority, Series D(1)       5.250            07/01/2036              895,169
       2,000,000      Puerto Rico Sales Tax Financing Corp., Series A(1)        6.500            08/01/2044            2,091,920
      30,000,000      Puerto Rico Sales Tax Financing Corp., Series A           7.280(6)         08/01/2034            6,392,400
      22,130,000      Puerto Rico Sales Tax Financing Corp., Series C(4)        5.750            08/01/2057           22,526,527
       5,500,000      Puerto Rico Sales Tax Financing Corp., Series C(1)        6.000            08/01/2039            5,530,415
      18,015,000      Puerto Rico Sales Tax Financing Corp., Series C           6.380(6)         08/01/2038            2,791,244
          25,000      V.I. Public Finance Authority (Gross Receipts Taxes
                        Loan)(1)                                                5.000            10/01/2031               22,025
       8,500,000      V.I. Public Finance Authority (Hovensa Refinery)(1)       4.700            07/01/2022            6,966,090
       1,500,000      V.I. Public Finance Authority (Hovensa Refinery)(1)       5.875            07/01/2022            1,372,155
       5,000,000      V.I. Public Finance Authority (Hovensa Refinery)(1)       6.125            07/01/2022            4,669,650
      17,450,000      V.I. Tobacco Settlement Financing Corp.                   6.250(6)         05/15/2035            1,988,602
       2,195,000      V.I. Tobacco Settlement Financing Corp.                   6.500(6)         05/15/2035              223,012
       4,150,000      V.I. Tobacco Settlement Financing Corp.                   6.875(6)         05/15/2035              402,758
       7,000,000      V.I. Tobacco Settlement Financing Corp.                   7.625(6)         05/15/2035              540,540
          30,000      V.I. Tobacco Settlement Financing Corp. (TASC)(1)         5.000            05/15/2021               27,718
       2,235,000      V.I. Tobacco Settlement Financing Corp. (TASC)(1)         5.000            05/15/2031            1,829,817

                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                                      COUPON            MATURITY                VALUE
----------------                                                                ------           ----------          --------------
U.S. POSSESSIONS CONTINUED
$435,000              V.I. Water & Power Authority, Series A(1)                 5.000%           07/01/2031          $      392,466
                                                                                                                     --------------
                                                                                                                        288,257,098

Total Municipal Bonds and Notes (Cost $1,373,910,590)                                                                 1,227,010,592

Total Investments, at Value (Cost $1,373,910,590)-119.5%                                                              1,227,010,592
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.5)                                                                           (199,897,891)
                                                                                                                     --------------
NET ASSETS-100.0%                                                                                                    $1,027,112,701
                                                                                                                     ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after April 29, 2011. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                LEVEL 2 --             LEVEL 3 --
                                          LEVEL 1 --         OTHER SIGNIFICANT        SIGNIFICANT
                                          UNADJUSTED            OBSERVABLE            UNOBSERVABLE
                                        QUOTED PRICES             INPUTS                 INPUTS               VALUE
                                        -------------        -----------------        ------------        ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
    Pennsylvania                        $          --        $     938,753,481        $         13        $   938,753,494
    U.S. Possessions                               --              288,257,098                  --            288,257,098
                                        -------------        -----------------        ------------        ---------------
Total Assets                            $          --        $   1,227,010,579        $         13        $ 1,227,010,592
                                        -------------        -----------------        ------------        ---------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS                   Adult Communities Total Services
ARC                    Assoc. of Retarded Citizens
AUS                    Allegheny United Hospital
BSVHS                  Baptist/St. Vincent's Health System
CCMC                   Crozer-Chester Medical Center
CKHS                   Crozer-Keystone Health System
COP                    Certificates of Participation
CPAP                   Crime Prevention Assoc. of Philadelphia
DCMH                   Delaware County Memorial Hospital
DGABC                  Dr. Gertrude A Barber Center
DGABEI                 Dr. Gertrude A Barber Educational Institute
DGABF                  Dr. Gertrude A Barber Foundation
DOCNHS                 Daughters of Charity National Health Systems
DRIVERS                Derivative Inverse Tax Exempt Receipts
EDFA                   Economic Devel. Finance Authority
GIH                    Germantown Interfaith Housing
GO                     General Obligation
GPA                    General Purpose Authority
H&EFA                  Health and Educational Facilities Authority
H&HEFA                 Hospitals and Higher Education Facilities Authority
HDA                    Hospital Devel. Authority
HEBA                   Higher Education Building Authority
HECR                   Hospital Episcopal Cristo Redentor
HEFA                   Higher Education Facilities Authority
HEHA                   Higher Education and Health Authority
HESL                   Hospital Episcopal San Lucas
HFA                    Housing Finance Agency
HUHS                   Hahnemann University Hospital System
IDA                    Industrial Devel. Agency
IEP                    Iglesia Episcopal Puertorriquena
ITEMECF                Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS                    Mercy Adult Services
MCMCSPA                Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP                    Medical College Of Pennsylvania
MHH                    Mercy Haverford Hospital
MHP                    Mercy Health Plan
MHSSPA                 Mercy Health System of Southeastern Pennsylvania
PPAM                   Philadelphia Presbytery Apartments of Morrisville
PSEG                   Public Service Enterprise Group
RITES                  Residual Interest Tax Exempt Security
ROLs                   Residual Option Longs
RR                     Residential Resources
RRDC                   Residential Resources Devel. Corp.
RRSW                   Residential Resources Southwest
SRHS                   Sharon Regional Health System
SRPS                   Sharon Regional Physicians Services
TASC                   Tobacco Settlement Asset-Backed Bonds
UPMC                   University of Pittsburgh Medical Center
V.I.                   United States Virgin Islands
WMHS                   Western Maryland Health Systems

                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                        WHEN-ISSUED OR DELAYED
                                     DELIVERY BASIS TRANSACTIONS
                                     ---------------------------
Purchased securities                           $3,044,860

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $194,735,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $294,669,479 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $194,735,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund

                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                                             MATURITY
  AMOUNT     INVERSE FLOATER(1)                                                     COUPON RATE (2)      DATE            VALUE
-----------  ------------------------------------------------------                 ---------------    --------       -----------
$ 3,250,000  Berks County, PA Municipal Authority ROLs                                   19.656%        11/1/31       $ 3,408,340
  7,980,000  Chester County, PA IDA (Water Facilities Authority)(3)                      12.946          2/1/41         6,584,777
  6,240,000  Delaware County, PA IDA ROLs(3)                                             12.949         11/1/38         5,212,709
  7,500,000  Luzerne County, PA IDA (Water Facility) ROLs(3)                             13.642          9/1/34         5,672,775
  7,000,000  Montgomery County, PA IDA RITES                                             14.647          8/1/38         7,127,470
  7,680,000  PA Austin Trust Various States Inverse Certificates                          9.804         10/1/33         7,495,526
  8,000,000  PA Commonwealth Financing Authority DRIVERS                                  9.172          6/1/32         8,022,400
  7,500,000  PA Geisinger Authority Health System DRIVERS                                18.438          6/1/39         7,280,700
  5,700,000  PA HFA (Single Family Mtg.) DRIVERS                                          9.760         10/1/22         5,728,842
  5,015,000  PA HFA (Single Family Mtg.) DRIVERS                                          9.355         10/1/22         5,055,321
  4,320,000  PA HFA (Single Family Mtg.) ROLs(3)                                         10.094         10/1/32         4,105,123
  5,020,000  PA HFA (Single Family Mtg.) ROLs(3)                                         17.520         10/1/33         4,802,935
  3,005,000  PA HFA (Single Family Mtg.) ROLs(3)                                         13.911         10/1/37         2,625,228
  6,400,000  PA HFA (Single Family Mtg.) ROLs(3)                                         12.521         10/1/37         4,689,408
  6,155,000  PA Southcentral General Authority (Hanover Hospital) ROLs                   21.079          6/1/29         7,573,358
  9,000,000  PA Turnpike Commission ROLs(3)                                               9.299         12/1/40         8,618,040
  5,535,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                               20.661          8/1/57         5,931,527
                                                                                                                      -----------
                                                                                                                      $99,934,479
                                                                                                                      ===========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $103,625,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:

Cost                                                   $64,192,858
Market Value                                           $43,105,862
Market Value as a % of Net Assets                             4.20%

                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  1,183,857,238(1)
                                                      ================

Gross unrealized appreciation                         $     25,239,318
Gross unrealized depreciation                             (176,322,642)
                                                      ----------------
Net unrealized depreciation                           $   (151,083,324)
                                                      ================

1. The Federal tax cost of securities does not include cost of $194,236,678, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MUNICIPAL BONDS AND NOTES--121.8%
ALABAMA--0.4%
$       15,000   AL HFA (South Bay Apartments)(1)                                        5.950%      02/01/2033   $        15,084
     8,650,000   AL Space Science Exhibit Finance Authority(1)                           6.000       10/01/2025         6,900,278
        10,000   Alexander City, AL GO(1)                                                5.625       05/01/2021             9,883
     1,810,000   Andalusia-Opp, AL Airport Authority(1)                                  5.000       08/01/2026         1,429,122
     7,050,000   Governmental Utility Services Corp. of Moody, AL(1)                     7.500       03/01/2038         5,822,031
     2,200,000   Rainbow City, AL Special Health Care Facilities Financing Authority
                 (Regency Pointe)(2)                                                     8.250       01/01/2031         1,463,220
        10,000   Selma, AL Industrial Devel. Board (International Paper Company)(1)      6.000       05/01/2025            10,035
     7,220,000   Tuscaloosa, AL Educational Building Authority (Stillman College)(1)     5.000       06/01/2026         5,881,340
                                                                                                                  ---------------
                                                                                                                       21,530,993
                                                                                                                  ---------------
ALASKA--0.2%
     2,250,000   AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace
                 Community Church Obligated Group)(2)                                    6.150       08/01/2031           646,740
        40,000   AK Industrial Devel. & Export Authority (Snettisham)(1)                 6.000       01/01/2014            40,089
     1,650,000   AK Industrial Devel. & Export Authority Community Provider (Boys &
                 Girls Home)                                                             5.875       12/01/2027           887,040
       500,000   AK Industrial Devel. & Export Authority Community Provider (Boys &
                 Girls Home)                                                             6.000       12/01/2036           268,800
     5,000,000   AK Northern Tobacco Securitization Corp. (TASC)(1)                      5.000       06/01/2032         3,467,700
    10,000,000   AK Northern Tobacco Securitization Corp. (TASC)(1)                      5.000       06/01/2046         5,953,600
    31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                         6.125(3)    06/01/2046           642,415
    20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                         6.375(3)    06/01/2046           339,184
                                                                                                                  ---------------
                                                                                                                       12,245,568
                                                                                                                  ---------------
ARIZONA--2.4%
    10,000,000   AZ State Board of Regents(1)                                            5.000       06/01/2039        10,055,700
     2,900,000   Buckeye, AZ Watson Road Community Facilities District(1)                5.750       07/01/2022         2,471,293
     4,800,000   Buckeye, AZ Watson Road Community Facilities District(1)                6.000       07/01/2030         3,748,944
     9,276,832   East San Luis, AZ Community Facilities District Special Assessment
                 (Area One)(1)                                                           6.375       01/01/2028         7,333,985
     4,512,000   East San Luis, AZ Community Facilities District Special Assessment
                 (Area Two)(4)                                                           8.500       01/01/2028         3,692,576
       305,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            5.450       07/15/2021           282,625
       810,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            5.625       07/15/2025           720,673
       900,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            5.800       07/15/2030           774,027
     1,015,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            5.900       07/15/2022           959,216


                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
ARIZONA CONTINUED
$      335,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            6.125%      07/15/2027   $       307,111
       500,000   Estrella Mountain Ranch, AZ Community Facilities District(1)            6.200       07/15/2032           444,495
     1,238,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                 Village)(1)                                                             6.000       07/01/2017         1,167,793
     1,255,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                 Village)(1)                                                             6.375       07/01/2022         1,076,991
     3,117,000   Estrella Mountain Ranch, AZ Community Facilities District (Golf
                 Village)(1)                                                             6.750       07/01/2032         2,462,960
       500,000   Gladden Farms, AZ Community Facilities District(1)                      5.500       07/15/2031           422,325
     1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)(1)     6.750       10/01/2031           902,150
     3,500,000   Maricopa County, AZ IDA (Christian Care Apartments)(1)                  6.500       01/01/2036         3,279,780
     1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)(1)                       8.500       04/20/2041         1,615,464
       335,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                        6.750       11/01/2018           296,167
     2,345,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                        6.750       05/01/2031         1,709,997
     3,640,000   Maricopa County, AZ IDA (Sun King Apartments)                           9.500       11/01/2031         2,764,798
       456,000   Merrill Ranch, AZ Community Facilities District No. 1 Special
                 Assessment Lien(1)                                                      5.250       07/01/2024           364,166
       368,000   Merrill Ranch, AZ Community Facilities District No. 2 Special
                 Assessment Lien(1)                                                      5.250       07/01/2024           293,888
       926,000   Merrill Ranch, AZ Community Facilities District No. 2 Special
                 Assessment Lien(1)                                                      5.300       07/01/2030           679,221
     1,125,000   Palm Valley, AZ Community Facility District No. 3(1)                    5.300       07/15/2031           842,006
       420,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley)(1)    5.300       07/15/2025           341,607
       350,000   Parkway, AZ Community Facilities District No. 1 (Prescott Valley)(1)    5.350       07/15/2031           263,725
     3,275,000   Phoenix, AZ IDA (America West Airlines)                                 6.250       06/01/2019         2,837,820
     7,500,000   Phoenix, AZ IDA (America West Airlines)                                 6.300       04/01/2023         6,243,300
     1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                    6.250       07/01/2036         1,239,563
     1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                              5.875       11/01/2037         1,251,403
     1,760,000   Pima County, AZ IDA (Christian Senior Living)(1)                        5.050       01/01/2037         1,475,813
       400,000   Pima County, AZ IDA (Desert Technology Schools)(2)                      6.375       02/01/2014            79,908
     1,000,000   Pima County, AZ IDA (Desert Technology Schools)(2)                      7.000       02/01/2024           199,770
     1,250,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)       6.250       06/01/2026         1,050,550
     3,700,000   Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)(1)       6.375       06/01/2036         2,893,918
    12,400,000   Pima County, AZ IDA (Metro Police Facility)(5)                          5.375       07/01/2039        12,318,904
     1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                            6.750       04/01/2036         1,247,835
       250,000   Pima County, AZ IDA (Paradise Education Center)(1)                      5.875       06/01/2022           227,103
       550,000   Pima County, AZ IDA (Paradise Education Center)(1)                      6.000       06/01/2036           446,771
     1,600,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                        5.670       12/01/2027         1,315,360


                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
ARIZONA CONTINUED
$    1,960,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                        5.750%      12/01/2037   $     1,492,658
     3,005,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)      5.450       12/01/2017         2,793,718
     2,215,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)      5.600       12/01/2022         1,925,300
    11,100,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)      5.750       12/01/2032         8,848,032
     9,000,000   Pima County, AZ IDA Water & Wastewater (Global Water Resources)(1)      6.550       12/01/2037         7,799,130
     1,410,000   Pinal County, AZ IDA (San Manuel Facility)(1)                           6.250       06/01/2026         1,170,568
     1,292,000   Prescott Valley, AZ Southside Community Facilities District No. 1(1)    7.250       07/01/2032         1,134,957
     1,500,000   Quail Creek, AZ Community Facilities District(1)                        5.550       07/15/2030         1,160,430
    15,000,000   Salt River, AZ Agricultural Improvement & Power District(1)             5.000       01/01/2035        15,088,950
       265,000   Show Low Bluff, AZ Community Facilities District(1)                     5.600       07/01/2031           192,621
       225,000   Show Low Bluff, AZ Community Facilities District Special
                 Assessment(1)                                                           5.200       07/01/2017           208,658
       660,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                            5.000       01/01/2039           649,453
     4,000,000   Verrado, AZ Community Facilities District No. 1(1)                      5.350       07/15/2031         3,014,000
                                                                                                                  ---------------
                                                                                                                      127,580,176
                                                                                                                  ---------------
ARKANSAS--0.1%
     7,495,000   Cave Springs, AR Municipal Property (Creeks Special Sewer
                 District)(1)                                                            6.250       02/01/2038         5,224,240
CALIFORNIA--17.4%
     2,500,000   Adelanto, CA Public Utility Authority(1)                                6.750       07/01/2039         2,408,400
       750,000   Alhambra, CA (Atherton Baptist Homes)(1)                                7.625       01/01/2040           759,683
       395,000   Anaheim, CA Community Facilities District Special Tax (Platinum
                 Triangle)(1)                                                            6.000       09/01/2028           369,921
     1,130,000   Anaheim, CA Community Facilities District Special Tax (Platinum
                 Triangle)(1)                                                            6.000       09/01/2030         1,033,419
     4,190,000   Anaheim, CA Community Facilities District Special Tax (Platinum
                 Triangle)(1)                                                            6.250       09/01/2040         3,724,575
    11,720,000   Bay Area CA Toll Authority (San Francisco Bay Area)(1)                  5.500       04/01/2043        12,007,140
       100,000   Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)(1)   5.750       05/01/2034            81,516
     5,500,000   Brea, CA Community Facilities District (Brea Plaza Area)(1)             7.375       09/01/2039         5,263,885
        25,000   Buena Park, CA Special Tax (Park Mall)(1)                               6.125       09/01/2033            21,085
   127,310,000   CA County Tobacco Securitization Agency                                 6.489(3)    06/01/2046         3,703,448
   107,400,000   CA County Tobacco Securitization Agency                                 6.619(3)    06/01/2050         1,522,932
    33,920,000   CA County Tobacco Securitization Agency                                 6.650(3)    06/01/2046           781,517
   215,100,000   CA County Tobacco Securitization Agency                                 7.000(3)    06/01/2055         1,770,273
   117,250,000   CA County Tobacco Securitization Agency                                 7.129(3)    06/01/2055           868,823
   246,760,000   CA County Tobacco Securitization Agency                                 7.477(3)    06/01/2055         1,283,152


                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
CALIFORNIA CONTINUED
$   11,395,000   CA County Tobacco Securitization Agency                                 8.150 %(3)  06/01/2033   $       976,096
   102,000,000   CA County Tobacco Securitization Agency                                 8.550(3)    06/01/2055           530,400
       255,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.250       06/01/2045           157,210
    19,000,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.250       06/01/2046        11,126,210
     2,280,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.500       06/01/2033         1,878,264
    36,000,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.650       06/01/2041        24,912,360
    56,530,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.700       06/01/2046        38,680,087
     2,610,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.875       06/01/2035         1,983,130
     7,285,000   CA County Tobacco Securitization Agency (TASC)(1)                       5.875       06/01/2043         5,362,780
     2,930,000   CA County Tobacco Securitization Agency (TASC)(1)                       6.000       06/01/2042         2,203,096
     5,000,000   CA County Tobacco Securitization Agency (TASC)(1)                       6.125       06/01/2038         3,899,950
    57,000,000   CA County Tobacco Securitization Agency (TASC)                          6.400(3)    06/01/2046         1,603,410
   525,920,000   CA County Tobacco Securitization Agency (TASC)                          6.664(3)    06/01/2050        11,428,242
     9,475,000   CA Dept. of Veterans Affairs Home Purchase(1)                           4.900       12/01/2022         9,501,246
    14,855,000   CA Dept. of Veterans Affairs Home Purchase(5)                           5.200       12/01/2028        14,858,529
    10,900,000   CA Educational Facilities Authority (University of Southern
                 California)(1)                                                          5.000       10/01/2039        11,003,877
    13,190,000   CA GO(5)                                                                5.050       12/01/2036        11,726,164
    19,000,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)                  5.000       06/01/2033        12,683,450
     9,815,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)                  5.125       06/01/2047         5,988,622
   133,715,000   CA Golden State Tobacco Securitization Corp. (TASC)(5)                  5.750       06/01/2047        90,773,496
    75,000,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)                  5.750       06/01/2047        50,914,500
   340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                     6.000(3)    06/01/2047         6,137,000
    16,000,000   CA Health Facilities Financing Authority(SJHS/SJHCN/SJHE/SJHO
                 Obligated Group)(1)                                                     5.750       07/01/2039        15,065,280
    15,420,000   CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO
                 Obligated Group)(5)                                                     5.750       07/01/2039        14,519,164
    11,095,000   CA Health Facilities Financing Authority (Sutter
                 Health/California Pacific Medical Center Obligated Group)(5)            5.000       11/15/2042         9,545,884
    10,000,000   CA Health Facilities Financing Authority (Sutter
                 Health/California Pacific Medical Center)(5)                            5.250       11/15/2046         8,860,100
     1,735,000   CA Independent Cities Finance Authority Mobile Home Park
                 (Lamplighter Salinas)(1)                                                6.250       07/15/2050         1,591,463
    10,000,000   CA Infrastructure and Economic Devel. (SanfordConsortium)(5)            5.000       05/15/2040         9,752,900
     8,600,000   CA M-S-R Energy Authority(1)                                            7.000       11/01/2034         9,562,082
     2,000,000   CA Municipal Finance Authority (Caritas Acquisitions/Caritas
                 Corp. Obligated Group)(1)                                               6.400       08/15/2045         1,822,460
       750,000   CA Municipal Finance Authority (Harbor Regional Center)(1)              8.500       11/01/2039           807,758


                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
CALIFORNIA CONTINUED
$    6,970,000   CA Public Works(1)                                                      5.750%      03/01/2030   $     6,933,686
     1,000,000   CA Public Works(1)                                                      6.000       03/01/2035         1,007,060
     2,100,000   CA Public Works(1)                                                      6.375       11/01/2034         2,173,038
     3,960,000   CA Public Works(1)                                                      6.625       11/01/2034         4,183,700
   160,600,000   CA Silicon Valley Tobacco Securitization Authority                      8.147(3)    06/01/2056           957,176
    15,000,000   CA Silicon Valley Tobacco Securitization Authority                      8.150(3)    06/01/2041           701,850
    82,250,000   CA Silicon Valley Tobacco Securitization Authority                      8.435(3)    06/01/2056           440,860
     1,000,000   CA Statewide CDA (Aspire Public Schools)(1)                             6.000       07/01/2040           877,340
     4,500,000   CA Statewide CDA (Daughters of Charity)(1)                              5.250       07/01/2030         3,654,945
        10,000   CA Statewide CDA (Escrow Term)(1)                                       6.750       09/01/2037             9,381
    14,400,000   CA Statewide CDA (Fairfield Apartments)(2)                              7.250       01/01/2035         5,737,536
     7,500,000   CA Statewide CDA (Lodi Memorial Hospital)(1)                            5.000       12/01/2027         6,813,750
     2,141,800   CA Statewide CDA (Microgy Holdings)(2)                                  9.000       12/01/2038           120,369
     1,500,000   CA Statewide CDA (Notre Dame de Namur University)(1)                    6.625       10/01/2033         1,314,840
     5,000,000   CA Statewide CDA (Sutter Health Obligated Group)(5)                     5.500       08/15/2034         4,821,550
     6,000,000   CA Statewide CDA (Sutter Health Obligated Group)(5)                     5.625       08/15/2042         5,740,380
       200,000   CA Statewide CDA Special Tax Community Facilities District No.
                 2007-1 (Orinda)(1)                                                      5.600       09/01/2020           186,044
   555,300,000   CA Statewide Financing Authority Tobacco Settlement                     7.001(3)    06/01/2055         4,570,119
   260,000,000   CA Statewide Financing Authority Tobacco Settlement                     7.876(3)    06/01/2055         1,565,200
     4,500,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(1)           6.000       05/01/2037         3,453,705
       100,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(1)           6.000       05/01/2043            75,042
     1,405,000   CA Statewide Financing Authority Tobacco Settlement (TASC)(1)           6.000       05/01/2043         1,054,340
        55,000   CA Western Hills Water District Special Tax (Diablo Grande
                 Community Facilities)(1)                                                6.700       09/01/2020            40,122
     2,500,000   Calexico, CA Community Redevel. Agency Tax Allocation (Central
                 Business District & Residential Redevel.)(1)                            7.250       08/01/2033         2,480,525
    10,465,000   Cerritos, CA Community College District(5)                              5.250       08/01/2033        10,656,941
       165,000   Chino, CA Community Facilities District Special Tax(1)                  5.000       09/01/2026           129,792
       990,000   Chino, CA Community Facilities District Special Tax No. 2005-1(1)       5.000       09/01/2023           757,093
     1,500,000   Chino, CA Community Facilities District Special Tax No. 2005-1(1)       5.000       09/01/2036           911,835
       350,000   Chino, CA Community Facilities District Special Tax No. 2009-19-1(1)    6.250       09/01/2027           339,182
       275,000   Chino, CA Community Facilities District Special Tax No. 2009-19-1(1)    6.375       09/01/2028           268,081


                  5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
CALIFORNIA CONTINUED
$    1,300,000   Chino, CA Community Facilities District Special Tax No. 2009-19-1(1)    6.750%      09/01/2040   $     1,242,488
     1,440,000   Coyote Canyon, CA Public Facilities Community Facilities District
                 No. 2004-1(1)                                                           6.625       09/01/2039         1,383,912
    33,000,000   Desert, CA Community College District(5)                                5.000       08/01/2037        31,851,600
       840,000   Elsinore Valley, CA Municipal Water District Community Facilities
                 District No. 2004-1(1)                                                  6.625       09/01/2040           812,020
       100,000   Fort Bragg, CA Redevel. Agency Tax Allocation(1)                        5.300       05/01/2024           100,283
    15,000,000   Grossmont, CA Union High School District(5)                             5.500       08/01/2045        14,998,650
       200,000   Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)(1)      5.000       12/01/2036           147,584
    80,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)               6.750(3)    06/01/2047         1,217,600
   432,795,000   Inland, CA Empire Tobacco Securitization Authority (TASC)               7.626(3)    06/01/2057         2,064,432
 1,000,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)               8.001(3)    06/01/2057         4,770,000
       400,000   Jurupa, CA Public Financing Authority(1)                                6.000       09/01/2028           376,568
       350,000   Jurupa, CA Public Financing Authority(1)                                6.000       09/01/2029           326,760
       310,000   Jurupa, CA Public Financing Authority(1)                                6.000       09/01/2030           286,632
       350,000   Jurupa, CA Public Financing Authority(1)                                6.000       09/01/2031           320,432
       500,000   Jurupa, CA Public Financing Authority(1)                                6.000       09/01/2032           453,160
     1,000,000   Lake Elsinore, CA Unified School District Community Facilities
                 District No. 04-3(1)                                                    5.250       09/01/2029           653,670
     1,350,000   Lathrop, CA Special Tax Community Facilities District No. 03-2(1)       7.000       09/01/2033         1,264,734
     8,755,000   Los Angeles County, CA Unified School District(5)                       5.000       01/01/2034         8,528,379
     1,625,000   Los Angeles, CA Community Facilities District Special Tax
                 (Legends at Cascades)(1)                                                5.750       09/01/2040         1,429,626
    15,000,000   Los Angeles, CA Dept. of Airports (Los Angeles International
                 Airport)(1)                                                             5.000       05/15/2040        14,443,950
    31,940,000   Los Angeles, CA Dept. of Airports (Los Angeles International
                 Airport)(5)                                                             5.375       05/15/2030        32,199,672
     5,000,000   Los Angeles, CA Dept. of Water & Power(5)                               5.000       07/01/2034         5,032,900
        90,000   Los Angeles, CA Multifamily Hsg. (Arminta North & South)                7.700       06/20/2028            88,727
     5,200,000   Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)        8.750       10/01/2014         5,149,820
        10,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                 Airlines)(1)                                                            7.000       12/01/2012            10,008
     5,350,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                 Airlines)(1)                                                            7.125       12/01/2024         5,300,941
    74,145,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                 Airlines)(1)                                                            7.500       12/01/2024        74,233,974
    17,810,000   Los Angeles, CA Regional Airports Improvement Corp. (American
                 Airlines)(1)                                                            7.500       12/01/2024        17,870,732
    12,695,000   Los Angeles, CA Regional Airports Improvement Corp.
                 (Delta-Continental Airlines)(1)                                         9.250       08/01/2024        12,706,299


                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
CALIFORNIA CONTINUED
$   11,000,000   Los Angeles, CA Unified School District(5)                              5.000%      07/01/2032   $    10,794,960
    30,000,000   Los Angeles, CA Unified School District(5)                              5.000       07/01/2032        29,440,800
    10,550,000   Los Angeles, CA Unified School District(5)                              5.000       01/01/2034        10,276,813
     7,330,000   Los Angeles, CA Unified School District(5)                              5.000       01/01/2034         7,140,114
     1,250,000   Modesto, CA Special Tax Community Facilities District No. 4(1)          5.150       09/01/2036           930,088
     1,470,000   Moreno Valley, CA Unified School District Community Facilities
                 District Special Tax(1)                                                 5.000       09/01/2037         1,117,024
    11,535,000   Newport Beach, CA (Presbyterian Hoag Memorial Hospital)(5)              5.000       12/01/2024        11,718,832
   115,975,000   Northern CA Tobacco Securitization Authority (TASC)                     6.375(3)    06/01/2045         2,699,898
     2,825,000   Novato, CA Redevel. Agency (Hamilton Field Redevel.)(1)                 6.750       09/01/2040         2,817,486
     5,925,000   Palm Desert, CA Improvement Bond Act 1915(1)                            5.100       09/02/2037         3,784,001
     1,000,000   Perris, CA Community Facilities District Special Tax(1)                 5.300       09/01/2035           818,970
        10,000   Perris, CA Public Financing Authority, Series A(1)                      6.125       09/01/2034             9,303
        20,000   Rancho Santa Fe, CA Community Services District Special Tax(1)          6.700       09/01/2030            19,679
     1,750,000   Riverside County, CA Redevel. Agency(1)                                 7.125       10/01/2042         1,768,165
     6,700,000   Riverside, CA (Recovery Zone Facility) COP(1)                           5.500       03/01/2040         6,027,588
       400,000   Riverside, CA Special Tax Community Facilities District No. 92-1,
                 Series A(1)                                                             5.300       09/01/2034           319,376
     1,750,000   Sacramento County, CA COP(1)                                            5.750       02/01/2030         1,755,198
       325,000   San Bernardino, CA Special Tax Community Facilities District No.
                 2006-1 (Lytle Creek)(1)                                                 5.625       09/01/2034           287,329
       825,000   San Bernardino, CA Special Tax Community Facilities District No.
                 2006-1 (Lytle Creek)(1)                                                 5.750       09/01/2040           716,364
     2,200,000   San Diego County, CA COP                                                5.700       02/01/2028         1,678,776
    16,260,000   San Francisco, CA Bay Area Toll Authority(5)                            5.125       04/01/2047        15,652,454
       750,000   San Francisco, CA City & County Redevel. Financing Authority
                 (Mission Bay North Redevel.)(1)                                         6.750       08/01/2041           762,698
     1,000,000   San Francisco, CA City & County Redevel. Financing Authority
                 (Mission Bay North Redevel.)(1)                                         7.000       08/01/2041         1,006,160
    45,440,000   Southern CA Tobacco Securitization Authority(1)                         5.125       06/01/2046        27,802,464
   195,570,000   Southern CA Tobacco Securitization Authority                            6.383(3)    06/01/2046         4,286,894
    41,325,000   Southern CA Tobacco Securitization Authority                            6.400(3)    06/01/2046           861,626
   143,080,000   Southern CA Tobacco Securitization Authority                            7.100(3)    06/01/2046         2,745,705
     5,125,000   Southern CA Tobacco Securitization Authority (TASC)(1)                  5.000       06/01/2037         3,327,253
     1,335,000   Susanville, CA Public Financing Authority (Utility Enterprises)(1)      5.875       06/01/2035         1,210,017
     1,850,000   Susanville, CA Public Financing Authority (Utility Enterprises)(1)      6.000       06/01/2045         1,667,942
     5,425,000   Temecula, CA Public Financing Authority Community Facilities
                 District (Roripaugh)(1)                                                 5.450       09/01/2026         3,092,413


                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
CALIFORNIA CONTINUED
$    4,000,000   Temecula, CA Public Financing Authority Community Facilities
                 District (Roripaugh)(1)                                                 5.500%      09/01/2036   $     1,988,480
     4,665,000   Tustin, CA Community Facilities District Special Tax
                 (Legacy/Columbus)(1)                                                    6.000       09/01/2036         4,247,809
       200,000   Upland, CA Community Facilities District (San Antonio)(1)               6.100       09/01/2034           168,568
     3,500,000   West Hollywood, CA Community Devel. Commission Tax Allocation
                 (East Side Redevel.)(1)                                                 7.500       09/01/2042         3,577,700
        60,000   West Patterson, CA Financing Authority Special Tax(1)                   6.700       09/01/2032            52,958
        35,000   West Patterson, CA Financing Authority Special Tax Community
                 Facilities District No. 2001-1-A(1)                                     6.500       09/01/2026            32,075
     7,000,000   West Sacramento, CA Special Tax Community Facilities District
                 No. 27(1)                                                               7.000       09/01/2040         6,218,730
     4,755,000   Western Placer, CA Unified School District(1)                           5.750       08/01/2049         4,545,542
    15,000,000   Westminster, CA Redevel. Agency Tax Allocation(5)                       5.750       11/01/2045        15,478,050
     7,500,000   Westminster, CA Redevel. Agency Tax Allocation(5)                       6.250       11/01/2039         8,176,650
        75,000   Woodland, CA Special Tax Community Facilities District No. 1(1)         6.000       09/01/2028            64,827
                                                                                                                  ---------------
                                                                                                                      937,783,793
                                                                                                                  ---------------
COLORADO--5.4%
     1,750,000   Arkansas River, CO Power Authority(1)                                   6.125       10/01/2040         1,755,478
     1,000,000   CO Andonea Metropolitan District No. 2(1)                               6.125       12/01/2025           821,530
     2,380,000   CO Andonea Metropolitan District No. 3(1)                               6.250       12/01/2035         1,759,962
     5,000,000   CO Arista Metropolitan District(1)                                      6.750       12/01/2035         3,566,750
    14,000,000   CO Arista Metropolitan District                                         9.250       12/01/2037        12,588,380
     3,000,000   CO Beacon Point Metropolitan District(1)                                6.125       12/01/2025         2,751,960
     3,500,000   CO Beacon Point Metropolitan District(1)                                6.250       12/01/2035         3,075,450
       500,000   CO Castle Oaks Metropolitan District(1)                                 6.125       12/01/2035           373,400
     5,590,000   CO Central Marksheffel Metropolitan District(1)                         7.250       12/01/2029         5,362,096
     1,000,000   CO Confluence Metropolitan District(1)                                  5.400       12/01/2027           732,550
     1,000,000   CO Copperleaf Metropolitan District No. 2(1)                            5.850       12/01/2026           737,960
     1,850,000   CO Copperleaf Metropolitan District No. 2(1)                            5.950       12/01/2036         1,239,408
     1,025,000   CO Country Club Highlands Metropolitan District(1)                      7.250       12/01/2037           814,434
     1,699,000   CO Crystal Crossing Metropolitan District(1)                            6.000       12/01/2036         1,146,434
     1,235,000   CO Educational and Cultural Facilities Authority (Carbon Valley
                 Academy Charter School)(1)                                              5.625       12/01/2036           928,226
     1,311,000   CO Elbert and Highway 86 Metropolitan District(1)                       5.750       12/01/2036           920,676
     4,900,000   CO Elbert and Highway 86 Metropolitan District(1)                       7.500       12/01/2032         3,757,124
     2,418,000   CO Elkhorn Ranch Metropolitan District                                  6.375       12/01/2035         1,867,083
       695,000   CO Fallbrook Metropolitan District(1)                                   5.625       12/01/2026           533,496
     1,800,000   CO Fossil Ridge Metropolitan District No. 1(1)                          7.250       12/01/2040         1,693,962
     1,225,000   CO Health Facilities Authority Health & Residential Care Facilities
                 (Volunteers of America)(1)                                              5.300       07/01/2037           885,234
     2,960,000   CO Heritage Todd Creek Metropolitan District(1)                         5.500       12/01/2037         1,973,106
     5,245,000   CO High Plains Metropolitan District(1)                                 6.125       12/01/2025         4,232,820


                  8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
COLORADO CONTINUED
$   10,875,000   CO High Plains Metropolitan District(1)                                 6.250%      12/01/2035   $     8,041,845
       495,000   CO Horse Creek Metropolitan District(1)                                 5.750       12/01/2036           344,208
        55,000   CO Hsg. & Finance Authority(1)                                          6.400       11/01/2024            55,151
       215,000   CO Hsg. & Finance Authority(1)                                          8.400       10/01/2021           225,673
         5,000   CO Hsg. & Finance Authority (Single Family)(1)                          6.800       04/01/2030             5,127
       500,000   CO Huntington Trails Metropolitan District(1)                           6.250       12/01/2036           449,060
     1,700,000   CO Huntington Trails Metropolitan District(1)                           8.250       12/01/2037         1,476,127
     2,500,000   CO International Center Metropolitan District No.3(1)                   6.500       12/01/2035         1,814,550
     1,128,000   CO Liberty Ranch Metropolitan District                                  6.250       12/01/2036           830,862
     1,875,000   CO Madre Metropolitan District No. 2(1)                                 5.500       12/01/2036         1,106,925
     2,800,000   CO Mountain Shadows Metropolitan District(1)                            5.625       12/01/2037         1,887,676
     1,680,000   CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS
                 Loveland/American International Obligated Group)(1)                     6.000(6)    11/01/2033         1,570,111
     3,000,000   CO Murphy Creek Metropolitan District No. 3(2)                          6.000       12/01/2026         1,487,340
    10,060,000   CO Murphy Creek Metropolitan District No. 3                             6.125       12/01/2035         4,934,933
     2,275,000   CO Neu Towne Metropolitan District(2)                                   7.250       12/01/2034           681,363
     1,290,000   CO North Range Metropolitan District No. 2(1)                           5.500       12/15/2018         1,210,317
     1,000,000   CO North Range Metropolitan District No. 2(1)                           5.500       12/15/2037           796,730
     4,500,000   CO Northwest Metropolitan District No. 3(1)                             6.125       12/01/2025         3,696,885
     7,855,000   CO Northwest Metropolitan District No. 3(1)                             6.250       12/01/2035         5,965,715
    12,585,000   CO Park Valley Water and Sanitation Metropolitan District               6.000(3)    12/15/2017         4,653,933
     1,590,000   CO Potomac Farms Metropolitan District(1)                               7.250       12/01/2037         1,146,104
       320,000   CO Potomac Farms Metropolitan District(1)                               7.625       12/01/2023           293,430
       810,000   CO Prairie Center Metropolitan District No. 3(1)                        5.250       12/15/2021           697,791
     1,250,000   CO Prairie Center Metropolitan District No. 3(1)                        5.400       12/15/2031           956,138
       985,000   CO Prairie Center Metropolitan District No. 3(1)                        5.400       12/15/2031           753,436
     2,275,000   CO Regency Metropolitan District(1)                                     5.750       12/01/2036         1,604,740
    16,250,000   CO Regional Transportation District (Denver Transportation
                 Partners)(1)                                                            6.000       01/15/2034        15,181,075
    17,500,000   CO Regional Transportation District (Denver Transportation
                 Partners)(1)                                                            6.000       01/15/2041        16,032,275
     3,500,000   CO Regional Transportation District COP (Denver Transportation
                 Partners)(1)                                                            5.375       06/01/2031         3,560,235
     1,750,000   CO Serenity Ridge Metropolitan District No. 2                           7.500       12/01/2034           839,125
     1,320,000   CO Silver Peaks Metropolitan District(1)                                5.750       12/01/2036           905,956
     5,175,000   CO Sorrell Ranch Metropolitan District(1)                               5.750       12/01/2036         4,345,085
     1,720,000   CO Sorrell Ranch Metropolitan District(4)                               6.750       12/15/2036         1,471,236
     1,330,000   CO Stoneridge Metropolitan District(1)                                  5.625       12/01/2036           921,092
     8,000,000   CO Talon Pointe Metropolitan District                                   8.000       12/01/2039         7,279,920
       655,000   CO Todd Creek Farms Metropolitan District No. 1                         6.125       12/01/2019           325,856
       695,000   CO Traditions Metropolitan District No. 2(1)                            5.750       12/01/2036           556,097
     4,390,000   CO Traditions Metropolitan District No. 2 CAB                           0.000(7)    12/15/2037         3,298,822
     3,780,000   CO Waterview I Metropolitan District(1)                                 8.000       12/15/2032         3,389,110


                  9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
COLORADO CONTINUED
$      500,000   CO Wheatlands Metropolitan District(1)                                  6.000%      12/01/2025   $       405,520
     2,500,000   CO Wheatlands Metropolitan District(1)                                  6.125       12/01/2035         1,847,000
     4,000,000   CO Wheatlands Metropolitan District No. 2                               8.250       12/15/2035         3,660,160
     3,875,000   CO Woodmen Heights Metropolitan District No. 1                          6.750       12/01/2020         1,939,709
    21,195,000   CO Woodmen Heights Metropolitan District No. 1                          7.000       12/01/2030        10,280,635
       500,000   CO Wyndham Hill Metropolitan District(1)                                6.250       12/01/2025           406,890
       892,000   CO Wyndham Hill Metropolitan District(1)                                6.375       12/01/2035           670,704
    18,510,000   Colorado Springs, CO Urban Renewal (University Village Colorado)(1)     7.000       12/01/2029        15,708,697
    75,375,000   Denver, CO City & County Airport Special Facilities (United Air
                 Lines)(1)                                                               5.250       10/01/2032        61,924,331
    35,200,000   Denver, CO City & County Airport Special Facilities (United Air
                 Lines)(1)                                                               5.750       10/01/2032        30,880,608
       950,000   Denver, CO International Business Center Metropolitan District
                 No. 1(1)                                                                5.000       12/01/2030           878,408
     1,700,000   Denver, CO International Business Center Metropolitan District
                 No. 1(1)                                                                5.375       12/01/2035         1,589,007
       675,000   Eagle County, CO Airport Terminal Corp.(1)                              5.250       05/01/2020           632,050
       750,000   Tabernash Meadows, CO Water & Sanitation District(1)                    7.125       12/01/2034           719,190
                                                                                                                  ---------------
                                                                                                                      289,852,482
                                                                                                                  ---------------
CONNECTICUT--0.1%
       145,000   CT Devel. Authority (Bridgeport Hydraulic Company)(1)                   6.150       04/01/2035           141,361
       125,000   CT Devel. Authority (Bridgeport Hydraulic Company)(1)                   6.150       04/01/2035           121,863
        55,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation
                 Obligated Group)                                                        6.500       07/01/2012            55,186
        20,000   CT H&EFA (St. Mary's Hospital Corp.)(1)                                 5.500       07/01/2012            19,701
       470,000   Georgetown, CT Special Taxing District(2)                               5.125       10/01/2036           228,697
     3,750,000   Mashantucket, CT Western Pequot Tribe, Series B(2)                      5.500       09/01/2036         1,431,600
     1,750,000   Mashantucket, CT Western Pequot Tribe, Series B(2)                      5.750       09/01/2027           668,588
     6,000,000   Mashantucket, CT Western Pequot Tribe, Series B(2,8)                    6.500       09/01/2031         2,287,200
     1,610,000   West Haven, CT Hsg. Authority (Meadow Landing Apartments)(1)            6.000       01/01/2028         1,506,863
                                                                                                                  ---------------
                                                                                                                        6,461,059
                                                                                                                  ---------------
DELAWARE--0.1%
     1,461,000   Bridgeville, DE Special Obligation (Heritage Shores)(1)                 5.450       07/01/2035           965,575
        55,000   DE Hsg. Authority (Single Family Mtg.)(1)                               6.000       07/01/2032            55,021
     6,939,000   Millsboro, DE Special Obligation (Plantation Lakes)(1)                  5.450       07/01/2036         4,691,250
                                                                                                                  ---------------
                                                                                                                        5,711,846
                                                                                                                  ---------------
DISTRICT OF COLUMBIA--2.8%
     5,000,000   District of Columbia (National Public Radio)(5)                         5.000       04/01/2035         4,863,800
    28,525,000   District of Columbia (National Public Radio)(5)                         5.000       04/01/2043        27,213,091


                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
DISTRICT OF COLUMBIA CONTINUED
$       60,000   District of Columbia HFA (Benning Road Apartments)(1)                   6.300%      01/01/2012   $        59,475
       100,000   District of Columbia Tobacco Settlement Financing Corp.(1)              6.250       05/15/2024            95,871
    32,680,000   District of Columbia Tobacco Settlement Financing Corp.(1)              6.750       05/15/2040        30,046,972
 1,375,680,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)          6.897(3)    06/15/2055         9,946,166
 1,055,000,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)          7.250(3)    06/15/2055         6,319,450
    29,315,000   Metropolitan Washington D.C. Airport Authority(5)                       5.000       10/01/2032        28,068,607
    16,615,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)       1.060(3)    10/01/2041        12,075,450
    31,990,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll
                 Road-Metrorail)(1)                                                      0.000(7)    10/01/2044        18,879,858
    12,100,000   Metropolitan Washington D.C. Airport Authority, Series B(5)             5.000       10/01/2034        11,623,426
                                                                                                                  ---------------
                                                                                                                      149,192,166
                                                                                                                  ---------------
FLORIDA--16.3%
     1,040,000   Aberdeen, FL Community Devel. District(2)                               5.250       11/01/2015           541,008
       300,000   Aberdeen, FL Community Devel. District(1,2)                             5.500       11/01/2011           156,060
    22,500,000   Aberdeen, FL Community Devel. District(4)                               5.500       05/01/2036        11,022,075
     8,000,000   Alachua County, FL Industrial Devel. Revenue (North Florida
                 Retirement Village)(1)                                                  5.875       11/15/2042         5,866,000
     5,350,000   Amelia Concourse, FL Community Devel. District(2)                       5.750       05/01/2038         2,031,609
       215,000   Arborwood, FL Community Devel. District (Centex Homes)(1)               5.250       05/01/2016           194,784
    13,820,000   Arlington Ridge, FL Community Devel. District                           5.500       05/01/2036         5,456,136
     2,200,000   Avelar Creek, FL Community Devel. District(1)                           5.375       05/01/2036         1,616,956
     1,045,000   Avignon Villages, FL Community Devel. District(2)                       5.300       05/01/2014           259,892
       755,000   Avignon Villages, FL Community Devel. District(2)                       5.400       05/01/2037           187,769
     2,545,000   Bainebridge, FL Community Devel. District(1)                            5.500       05/01/2038         1,514,784
    14,970,000   Baker, FL Correctional Devel. Corp. (Detention Center)                  7.500       02/01/2030         9,563,734
     2,250,000   Bay Laurel Center, FL Community Devel. District Special Assessment(1)   5.450       05/01/2037         1,734,008
       225,000   Bayshore, FL Hsg. Corp.(2)                                              8.000       12/01/2016            63,558
     4,335,000   Baywinds, FL Community Devel. District(1)                               4.900       05/01/2012         3,352,256
    10,230,000   Baywinds, FL Community Devel. District(1)                               5.250       05/01/2037         5,111,829
    10,640,000   Bella Verde, FL Golf Community Devel. District(2)                       7.250       12/18/2008         3,019,100
    10,000,000   Bonnet Creek, FL Resort Community Devel. District Special
                 Assessment(1)                                                           7.375       05/01/2034         8,340,700
     9,625,000   Bonnet Creek, FL Resort Community Devel. District Special
                 Assessment(1)                                                           7.500       05/01/2034         8,143,039
     3,840,000   Boynton Village, FL Community Devel. District Special Assessment(1)     6.000       05/01/2038         2,776,934


                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$       75,000   Broward County, FL Educational Facilities Authority (Pompano Oaks
                 Apartments)(1)                                                          6.000%      12/01/2027   $        75,041
        25,000   Broward County, FL HFA (Cross Keys Apartments)(1)                       5.750       10/01/2028            23,406
    12,475,000   Broward County, FL HFA (Pembroke Village Apartments)(1)                 7.000       06/01/2046        12,418,613
       360,000   Broward County, FL HFA (Single Family)(1)                               5.000       10/01/2039           360,882
        15,000   Broward County, FL HFA (Stirling Apartments)(1)                         5.600       10/01/2018            15,002
       125,000   Broward County, FL HFA (Stirling Apartments)(1)                         5.750       04/01/2038           117,829
     5,845,000   Buckeye Park, FL Community Devel. District(2)                           7.875       05/01/2038         2,570,105
       770,000   Cascades, FL Groveland Community Devel. District(1)                     5.300       05/01/2036           509,370
    25,500,000   CFM, FL Community Devel. District, Series A(2)                          6.250       05/01/2035        10,669,200
     2,500,000   Chapel Creek, FL Community Devel. District Special Assessment(2)        5.200       05/01/2011           821,750
     3,665,000   Chapel Creek, FL Community Devel. District Special Assessment(2)        5.250       05/01/2015         1,204,686
    12,480,000   Chapel Creek, FL Community Devel. District Special Assessment(2)        5.500       05/01/2038         4,102,176
     4,100,000   City Center, FL Community Devel. District(2)                            6.000       05/01/2038         1,750,167
     7,430,000   City Center, FL Community Devel. District(2)                            6.125       05/01/2036         3,172,461
    26,530,000   Clearwater Cay, FL Community Devel. District(2)                         5.500       05/01/2037        10,076,094
        55,000   Collier County, FL IDA (Allete)(1)                                      6.500       10/01/2025            53,815
    16,095,000   Concord Stations, FL Community Devel. District(1)                       5.300       05/01/2035         8,633,197
     3,775,000   Connerton West, FL Community Devel. District(2)                         5.125       05/01/2016         1,510,755
     4,310,000   Connerton West, FL Community Devel. District(2)                         5.400       05/01/2038         1,724,862
     4,905,000   Copperstone, FL Community Devel. District(1)                            5.200       05/01/2038         3,354,579
     7,400,000   Cordoba Ranch, FL Community Devel. District Special Assessment(2)       5.550       05/01/2037         2,792,020
     3,230,000   Creekside, FL Community Devel. District(2)                              5.200       05/01/2038         1,352,724
     2,625,000   Crosscreek, FL Community Devel. District                                5.500       05/01/2017           982,538
     1,255,000   Crosscreek, FL Community Devel. District                                5.600       05/01/2039           469,747
     9,100,000   Cypress Creek of Hillsborough County, FL Community Devel.
                 District(1)                                                             5.350       05/01/2037         4,335,058
        45,000   Dade County, FL HFA (Golden Lakes Apartments)(1)                        6.050       11/01/2039            40,618
        30,000   Dade County, FL HFA (Green Vista Apartments)(1)                         6.125       07/01/2029            30,007
        90,000   Dade County, FL HFA (Siesta Pointe Apartments)(1)                       5.650       09/01/2017            90,098
         6,816   Dade County, FL HFA (Single Family Mtg.)(1)                             6.100       04/01/2027             6,826
     1,600,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)(1)                 8.000       06/01/2022         1,495,344
       115,000   Dade County, FL Res Rec(1)                                              5.500       10/01/2013           115,301
     7,745,000   Deer Run, FL Community Devel. District Special Assessment(1)            7.625       05/01/2039         5,927,249
     2,730,000   Durbin Crossing, FL Community Devel. District Special Assessment        5.250       11/01/2015         2,035,843
     3,250,000   East Homestead, FL Community Devel. District(1)                         5.375       05/01/2036         2,335,450
     2,185,000   East Park, FL Community Devel. District Special Assessment(2)           7.500       05/01/2039         1,692,326


                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$    1,055,000   Easton Park, FL Community Devel. District(1)                            5.200%      05/01/2037   $       765,075
    20,960,000   Fiddler's Creek, FL Community Devel. District No.2(2)                   6.000       05/01/2038         6,692,528
       175,000   FL Capital Projects Finance Authority (Peerless Group)(1)               7.500       08/01/2019           152,747
    26,100,000   FL Capital Trust Agency (AHF Florida LLC)                               8.125       10/01/2038         1,254,105
     3,085,000   FL Capital Trust Agency (American Opportunity)(4)                       5.750       06/01/2023           986,490
     2,000,000   FL Capital Trust Agency (American Opportunity)(4)                       5.875       06/01/2038           639,540
       940,000   FL Capital Trust Agency (American Opportunity)(2)                       7.250       06/01/2038           186,562
       685,000   FL Capital Trust Agency (American Opportunity)(2)                       8.250       06/01/2038            67,452
     7,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)(2)                   7.000       07/15/2032         3,374,840
    13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)(2)                   8.260       07/15/2038         6,263,140
     1,750,000   FL Capital Trust Agency (Miami Community Charter School)(1)             7.000       10/15/2040         1,524,723
     2,360,000   FL Gateway Services Community Devel. District (Sun City Center)(1)      6.500       05/01/2033         2,121,569
     1,620,000   FL Gateway Services District (Water & Sewer)(1)                         6.000       10/01/2019         1,580,261
        30,000   FL HFA (Hsg. Partners of Panama City)(1)                                5.700       05/01/2037            25,517
       100,000   FL HFA (Mar Lago Village Apartments)(1)                                 5.900       12/01/2027            92,904
       115,000   FL HFA (Reserve at Kanapaha)(1)                                         5.700       07/01/2037            97,764
        20,000   FL HFA (Spinnaker Cove Apartments)(1)                                   6.500       07/01/2036            18,912
     1,345,000   FL HFA (St. Cloud Village Associates)                                   8.000       02/15/2030         1,066,827
        95,000   FL HFA (Stoddert Arms Apartments)(1)                                    6.250       09/01/2026            92,347
        50,000   FL HFA (Willow Lake Apartments)(1)                                      5.250       01/01/2021            46,648
       100,000   FL HFA (Willow Lake Apartments)(1)                                      5.350       07/01/2027            87,587
       100,000   FL HFC (Ashton Point Apartments)(1)                                     5.750       07/01/2036           100,011
       105,000   FL HFC (Brittany of Rosemont)(1)                                        6.250       07/01/2035            95,417
        20,000   FL HFC (East Lake Apartments)(1)                                        5.050       10/01/2026            17,849
        45,000   FL HFC (Grande Pointe Apartments)(1)                                    6.000       07/01/2038            45,012
       145,000   FL HFC (Logan Heights Apartments)(1)                                    6.000       10/01/2039           127,529
        25,000   FL HFC (Mystic Pointe II)(1)                                            6.100       12/01/2035            25,189
        25,000   FL HFC (Raceway Pointe Apartments)(1)                                   5.950       09/01/2032            24,437
        10,000   FL HFC (River Trace Senior Apartments)(1)                               5.800       01/01/2041            10,001
        10,000   FL HFC (Sanctuary Winterlakes)(1)                                       5.850       09/01/2026            10,019
        20,000   FL HFC (Sheridan Place of Bredenton)(1)                                 5.500       10/01/2036            20,020
       190,000   FL HFC (Spring Harbor Apartments)(1)                                    5.900       08/01/2039           173,269
        10,000   FL HFC (Sundance Pointe Associates)(1)                                  5.850       02/01/2037            10,002
        10,000   FL HFC (Villas De Mallorca)(1)                                          5.750       07/01/2027            10,075
     4,965,000   FL HFC (Westchase Apartments)                                           6.610       07/01/2038         3,430,021
     8,330,000   FL Island at Doral III Community Devel. District Special
                 Assessment(1)                                                           5.900       05/01/2035         7,324,319
     3,400,000   FL Lake Ashton II Community Devel. District(1)                          5.375       05/01/2036         2,466,972
     1,555,000   FL New Port Tampa Bay Community Devel. District(2)                      5.300       11/01/2012           311,467
    24,390,000   FL New Port Tampa Bay Community Devel. District(2)                      5.875       05/01/2038         4,885,317
     1,500,000   FL Parker Road Community Devel. District                                5.350       05/01/2015           854,400
     1,440,000   FL Parker Road Community Devel. District                                5.600       05/01/2038           829,411


                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$    1,490,000   Flora Ridge, FL Educational Facilities Benefit District(1)              5.300%      05/01/2037   $     1,095,925
     5,178,132   Forest Creek, FL Community Devel. District(1,4)                         5.450       05/01/2036         3,202,726
     1,510,000   Forest Creek, FL Community Devel. District(1)                           5.450       05/01/2036         1,255,535
       100,000   Forest Creek, FL Community Devel. District(1,4)                         7.000       11/01/2013            96,430
     8,265,000   Glades, FL Correctional Devel. Corp. (Glades County Detention)(1)       7.375       03/01/2030         7,561,318
    15,600,000   Grand Bay at Doral, FL Community Devel. District(4)                     6.000       05/01/2017         5,307,120
     8,700,000   Grand Bay at Doral, FL Community Devel. District(2)                     6.000       05/01/2039         2,959,740
    12,200,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District(2)             5.500       05/01/2038         5,244,780
     2,820,000   Greyhawk Landing, FL Community Devel. District Special Assessment(1)    7.000       05/01/2033         2,719,072
     5,670,000   Hammocks, FL Community Devel. District Special Assessment(1)            5.500       05/01/2037         4,287,257
     3,700,000   Harrison Ranch, FL Community Devel. District(1)                         5.300       05/01/2038         2,893,511
    10,980,000   Heritage Bay, FL Community Devel. District(1)                           5.500       05/01/2036         8,744,362
    17,360,000   Heritage Harbour North, FL Community Devel. District(1)                 6.375       05/01/2038        13,921,505
     1,910,000   Heritage Plantation, FL Community Devel. District(2)                    5.100       11/01/2013           763,045
     3,480,000   Heritage Plantation, FL Community Devel. District(4)                    5.400       05/01/2037         1,390,260
       930,000   Highland Meadows, FL Community Devel. District Special Assessment,
                 Series A(2)                                                             5.500       05/01/2036           357,743
    13,500,000   Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA
                 Obligated Group)(5)                                                     5.125       11/15/2032        12,721,995
    10,000,000   Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA
                 Obligated Group)(5)                                                     5.250       11/15/2036         9,423,700
    11,765,000   Highlands, FL Community Devel. District(2)                              5.550       05/01/2036         5,998,032
    18,700,000   Hillsborough County, FL IDA (H. Lee Moffitt Cancer Center)(1)           5.000       07/01/2031        16,547,443
     2,000,000   Hillsborough County, FL IDA (National Gypsum Company)(1)                7.125       04/01/2030         1,759,540
     8,755,000   Hillsborough County, FL IDA (Senior Care Group)(1)                      6.700       07/01/2021         8,488,410
     6,035,000   Hillsborough County, FL IDA (Senior Care Group)(1)                      6.750       07/01/2029         5,422,870
    10,930,000   Indigo, FL Community Devel. District                                    5.750       05/01/2036         6,068,992
     2,800,000   Keys Cove, FL Community Devel. District(1)                              5.500       05/01/2036         2,171,764
     1,115,000   Keys Cove, FL Community Devel. District(1)                              5.875       05/01/2035           998,616
       905,000   Lake Frances, FL Community Devel. District Special Assessment(2)        5.300       05/01/2037           542,765
    17,000,000   Lakeland, FL Energy System(5)                                           5.250       10/01/2036        16,695,020
     2,000,000   Lakeside Landings, FL Devel. District(2)                                5.250       05/01/2013           818,600
       750,000   Lakeside Landings, FL Devel. District(2)                                5.500       05/01/2038           306,975
     8,940,000   Lakewood Ranch, FL Stewardship District(1)                              5.500       05/01/2036         6,073,389
    17,525,000   Lakewood Ranch, FL Stewardship District (Country Club East
                 Investors)(1)                                                           5.400       05/01/2037        11,861,621
        40,475   Largo, FL Sun Coast Health System (Sun Coast Hospital)(2)               6.200       03/01/2013                --


                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$        5,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)                         6.250%      10/01/2017   $         4,406
     1,100,000   Legends Bay, FL Community Devel. District                               5.500       05/01/2014           854,964
     4,155,000   Legends Bay, FL Community Devel. District                               5.875       05/01/2038         2,772,590
       100,000   Leon County, FL Educational Facilities Authority (Southgate
                 Residence Hall)(1)                                                      6.750       09/01/2028            79,752
     1,350,000   Liberty County, FL Revenue (Twin Oaks)(1)                               8.250       07/01/2028         1,325,268
     1,480,000   Madison County, FL Mtg. (Twin Oaks)(1)                                  6.000       07/01/2025         1,319,583
     5,000,000   Magnolia Creek, FL Community Devel. District(2)                         5.600       05/01/2014         2,399,000
     5,360,000   Magnolia Creek, FL Community Devel. District(2)                         5.900       05/01/2039         2,571,728
     2,810,000   Magnolia West, FL Community Devel. District Special Assessment(1)       5.350       05/01/2037         1,633,228
     2,900,000   Main Street, FL Community Devel. District(1)                            6.800       05/01/2038         2,382,785
    14,915,000   Martin County, FL IDA (Indiantown Cogeneration)                         7.875       12/15/2025        14,989,575
     1,235,000   Martin County, FL IDA (Indiantown Cogeneration)                         8.050       12/15/2025         1,241,175
     3,920,000   Mediterranea, FL Community Devel. District Special Assessment(4)        5.600       05/01/2037         2,234,792
    15,000,000   Miami-Dade County, FL Aviation (Miami International Airport)(5)         5.000       10/01/2040        13,286,250
    10,000,000   Miami-Dade County, FL School Board COP(5)                               5.000       02/01/2027         9,902,500
    10,000,000   Miami-Dade County, FL School Board COP(5)                               5.250       02/01/2027        10,100,700
    50,000,000   Miami-Dade County, FL School Board COP(5)                               5.375       02/01/2034        50,011,000
    18,820,000   Miromar Lakes, FL Community Devel. District(1)                          6.875       05/01/2035        14,731,731
     9,550,000   Miromar Lakes, FL Community Devel. District(1)                          7.375       05/01/2032         8,144,431
    13,835,000   Montecito, FL Community Devel. District(2)                              5.100       05/01/2013         5,740,142
     5,525,000   Montecito, FL Community Devel. District                                 5.500       05/01/2037         2,292,323
       650,000   Moody River, FL Estates Community Devel. District(1)                    5.350       05/01/2036           380,647
    16,000,000   Myrtle Creek, FL Improvement District Special Assessment(1)             5.200       05/01/2037        11,603,040
    11,025,000   Nassau County, FL (Nassau Care Centers)(1)                              6.900       01/01/2038         9,109,847
     5,305,000   Naturewalk, FL Community Devel. District(4)                             5.300       05/01/2016         2,651,970
     6,320,000   Naturewalk, FL Community Devel. District                                5.500       05/01/2038         3,159,368
    13,750,000   North Springs, FL Improvement District (Parkland Golf-Country
                 Club)(1)                                                                5.450       05/01/2026        11,344,438
     3,855,000   Oak Creek, FL Community Devel. District Special Assessment(1)           5.800       05/01/2035         2,996,569
     2,750,000   Oakmont Grove, FL Community Devel. District Special Assessment(2)       5.250       05/01/2012           959,200
     4,595,000   Oakmont Grove, FL Community Devel. District Special Assessment(2)       5.400       05/01/2038         1,602,736
     3,175,000   Old Palm, FL Community Devel. District (Palm Beach Gardens)(1)          5.375       05/01/2014         3,062,986
     1,535,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                 Obligated Group)(1)                                                     8.875       07/01/2021         1,556,505
     3,200,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                 Obligated Group)(1)                                                     9.000       07/01/2031         3,246,208
       750,000   Orange County, FL Health Facilities Authority (Orlando Lutheran
                 Tower)(1)                                                               5.500       07/01/2032           598,020


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$    6,020,000   Orange County, FL HFA (Dunwoodie Apartments)(4)                         6.500%      07/01/2035   $     4,214,060
       100,000   Orange County, FL HFA (Loma Vista)(1)                                   5.450       09/01/2024            90,636
     3,000,000   Orange County, FL HFA (Loma Vista)(1)                                   5.500       03/01/2032         2,456,340
         5,000   Orange County, FL HFA (Park Avenue Villas)(1)                           5.250       09/01/2031             4,950
     3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)(2)         7.000       07/01/2036         1,868,438
    13,000,000   Palm Beach County, FL Health Facilities Authority (Bethesda
                 Healthcare System)(1)                                                   5.250       07/01/2040        12,286,300
        55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)                     6.100       08/01/2029            55,029
    13,575,000   Palm Coast Park, FL Community Devel. District Special Assessment(1)     5.700       05/01/2037         7,918,162
     2,700,000   Palm Glades, FL Community Devel. District(1)                            5.300       05/01/2036         1,971,594
     6,435,000   Palm Glades, FL Community Devel. District Special Assessment(1)         7.125       05/01/2039         5,066,790
     1,850,000   Palm River, FL Community Devel. District(2)                             5.150       05/01/2013           734,635
     1,565,000   Palm River, FL Community Devel. District(2)                             5.375       05/01/2036           621,462
     1,570,000   Panther Trails, FL Community Devel. District(1)                         5.600       05/01/2036         1,353,371
     1,500,000   Parkway Center, FL Community Devel. District, Series A(1)               6.300       05/01/2034         1,130,265
     6,260,000   Pine Ridge Plantation, FL Community Devel. District(2)                  5.400       05/01/2037         3,943,111
     4,620,000   Pinellas County, FL Health Facility Authority (St. Mark Village)(1)     5.650       05/01/2037         3,650,955
        35,000   Pinellas County, FL HFA (Single Family Hsg.)(1)                         5.200       03/01/2037            32,335
     1,805,000   Poinciana West, FL Community Devel. District Special Assessment(1)      6.000       05/01/2037         1,477,862
     1,600,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)(1)              5.350       07/01/2027         1,280,592
    10,400,000   Portico, FL Community Devel. District(1)                                5.450       05/01/2037         4,826,848
     3,000,000   Portofino Cove, FL Community Devel. District Special Assessment(2)      5.500       05/01/2038         1,185,600
     5,905,000   Portofino Isles, FL Community Devel. District (Portofino Court)(2)      5.600       05/01/2036         1,739,023
     1,000,000   Portofino Landings, FL Community Devel. District Special
                 Assessment(2)                                                           5.200       05/01/2017           395,200
     1,955,000   Portofino Landings, FL Community Devel. District Special
                 Assessment(2)                                                           5.400       05/01/2038           772,616
     2,470,000   Portofino Vista, FL Community Devel. District(2)                        5.000       05/01/2013           976,144
     3,330,000   Quarry, FL Community Devel. District(1)                                 5.500       05/01/2036         2,525,372
       465,000   Renaissance Commons, FL Community Devel. District, Series A(1)          5.600       05/01/2036           359,877
     6,645,000   Renaissance, FL Community Devel. District(1)                            7.000       05/01/2033         6,122,570
     7,200,000   Reunion East, FL Community Devel. District(4)                           5.800       05/01/2036         3,516,480
    10,000,000   Reunion East, FL Community Devel. District, Series A                    7.375       05/01/2033         6,835,600
    27,835,000   Reunion West, FL Community Devel. District(4)                           6.250       05/01/2036        14,289,654
     6,415,000   Ridgewood Trails, FL Community Devel. District(4)                       5.650       05/01/2038         3,238,292


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$    9,195,000   River Bend, FL Community Devel. District(2)                             5.450%      05/01/2035   $     3,840,935
     5,795,000   River Bend, FL Community Devel. District(2)                             7.125       11/01/2015         2,487,794
     7,890,000   River Glen, FL Community Devel. District Special Assessment(2)          5.450       05/01/2038         3,063,056
     3,495,000   Riverwood Estates, FL Community Devel. District Special Assessment(2)   5.350       05/01/2037           601,140
     2,945,000   Rolling Hills, FL Community Devel. District(1)                          5.125       11/01/2013         1,794,389
     8,465,000   Rolling Hills, FL Community Devel. District(1)                          5.450       05/01/2037         4,646,100
       200,000   Santa Rosa Bay, FL Bridge Authority                                     6.250       07/01/2028            78,410
     2,000,000   Sarasota County, FL Educational Facilities (School of Arts &
                 Sciences)(1)                                                            6.500       07/01/2040         1,772,740
    27,450,000   Sarasota, FL National Community Devel. District Special Assessment(2)   5.300       05/01/2039         5,286,870
     4,410,000   Seminole County, FL IDA (Progressive Health)(1)                         7.500       03/01/2035         3,825,763
     6,850,000   Shingle Creek, FL Community Devel. District(2)                          6.100       05/01/2025         2,683,830
    25,060,000   Shingle Creek, FL Community Devel. District(2)                          6.125       05/01/2037         9,818,508
       775,000   Six Mile Creek, FL Community Devel. District(9)                         5.500       05/01/2017           251,255
     8,625,000   Six Mile Creek, FL Community Devel. District(9)                         5.875       05/01/2038         2,796,225
     6,900,000   South Bay, FL Community Devel. District(2)                              5.125       11/01/2009         2,203,860
    14,510,000   South Bay, FL Community Devel. District(2)                              5.375       05/01/2013         3,147,219
    16,775,000   South Bay, FL Community Devel. District(2)                              5.950       05/01/2036         5,357,935
    11,000,000   South Fork East, FL Community Devel. District(1)                        5.350       05/01/2036         7,914,610
     3,615,000   South Fork East, FL Community Devel. District(2)                        6.500       05/01/2038         1,515,770
     2,960,000   South Fork East, FL Community Devel. District                           7.000       11/01/2015         2,234,297
     3,900,000   St. John's Forest, FL Community Devel. District, Series A(1)            6.125       05/01/2034         3,195,816
     3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)(1)                      5.375       01/01/2040         2,246,570
     3,500,000   St. Johns County, FL IDA (Presbyterian Retirement)(1)                   5.875       08/01/2040         3,139,500
     3,500,000   St. Johns County, FL IDA (Presbyterian Retirement)(1)                   6.000       08/01/2045         3,159,240
     1,000,000   St. Johns County, FL IDA (St. John's County Welfare Federation)(1)      5.250       10/01/2041           686,120
     4,610,000   Stoneybrook, FL South Community Devel. District(4)                      5.800       05/01/2039         1,983,683
     2,500,000   Summerville, FL Community Devel. District(4)                            5.500       05/01/2036         1,127,725
     5,800,000   Sweetwater Creek, FL Community Devel. District(9)                       5.500       05/01/2038         2,607,100
    16,765,000   Tern Bay, FL Community Devel. District(2)                               5.000       05/01/2015         4,137,602
    19,075,000   Tern Bay, FL Community Devel. District(2)                               5.375       05/01/2037         4,707,710
    33,640,000   Tolomato, FL Community Devel. District Special Assessment               6.650       05/01/2040        22,499,441
     2,790,000   Town Center, FL at Palm Coast Community Devel. District(1)              6.000       05/01/2036         1,825,385
     4,895,000   Treeline, FL Preservation Community Devel. District(1)                  6.800       05/01/2039         2,304,174
       715,000   Turnbull Creek, FL Community Devel. District Special Assessment(1)      5.250       05/01/2037           440,469
     1,345,000   Two Creeks, FL Community Devel. District(1)                             5.250       05/01/2037           836,765
    10,235,000   Verandah East, FL Community Devel. District(1)                          5.400       05/01/2037         5,699,360
     7,555,000   Verano Center, FL Community Devel. District(1)                          5.375       05/01/2037         4,112,791


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
FLORIDA CONTINUED
$    2,500,000   Villa Portofino East, FL Community Devel. District(1)                   5.200%      05/01/2037   $     1,808,600
     1,265,000   Villa Vizcaya, FL Community Devel. District Special Assessment(2)       5.550       05/01/2039           636,649
     1,955,000   Villages of Westport, FL Community Devel. District                      5.400       05/01/2020         1,313,037
     8,340,000   Villages of Westport, FL Community Devel. District                      5.700       05/01/2035         4,692,418
     2,690,000   Villagewalk of Bonita Springs, FL Community Devel. District(1)          5.150       05/01/2038         1,646,038
     4,395,000   Waterford Estates, FL Community Devel. District Special Assessment(2)   5.125       05/01/2013         1,305,315
     3,350,000   Waterford Estates, FL Community Devel. District Special Assessment(2)   5.500       05/01/2037           994,950
     3,735,000   Watergrass, FL Community Devel. District Special Assessment(1)          5.125       11/01/2014         2,365,637
     2,270,000   Watergrass, FL Community Devel. District Special Assessment(1)          5.375       05/01/2039         1,118,247
     3,190,000   Waterlefe, FL Community Devel. District Golf Course(2)                  8.125       10/01/2025            26,477
     6,425,000   Waters Edge, FL Community Devel. District(2)                            5.350       05/01/2039         2,825,715
     3,025,000   Waters Edge, FL Community Devel. District(2)                            5.400       05/01/2039         1,330,395
    14,800,000   Waterstone, FL Community Devel. District(2)                             5.500       05/01/2018         5,912,600
     2,300,000   West Villages, FL Improvement District                                  5.350       05/01/2015         1,766,676
    15,005,000   West Villages, FL Improvement District(2)                               5.500       05/01/2037         6,683,677
    20,600,000   West Villages, FL Improvement District                                  5.500       05/01/2038         9,595,068
    18,550,000   West Villages, FL Improvement District                                  5.800       05/01/2036         9,369,234
    14,925,000   Westridge, FL Community Devel. District(2)                              5.800       05/01/2037         5,661,053
    11,210,000   Westside, FL Community Devel. District(4)                               5.650       05/01/2037         4,574,577
    17,340,000   Westside, FL Community Devel. District(4)                               7.200       05/01/2038         7,109,920
     2,085,000   World Commerce, FL Community Devel. District Special Assessment(2)      5.500       05/01/2038           660,966
     1,000,000   World Commerce, FL Community Devel. District Special Assessment(2)      6.500       05/01/2036           316,790
     7,420,000   Wyld Palms, FL Community Devel. District(2)                             5.400       05/01/2015         2,290,554
     4,340,000   Wyld Palms, FL Community Devel. District(2)                             5.500       05/01/2038         1,339,758
     3,830,000   Zephyr Ridge, FL Community Devel. District(2)                           5.250       05/01/2013         1,519,744
     2,665,000   Zephyr Ridge, FL Community Devel. District(2)                           5.625       05/01/2037         1,057,472
                                                                                                                  ---------------
                                                                                                                      878,607,050
                                                                                                                  ---------------
GEORGIA--1.8%
        60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)(1)                6.200       03/01/2027            60,037
        25,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)(1)                6.200       03/01/2029            25,012
        40,000   Americus-Sumter County, GA Hospital Authority (South Georgia
                 Methodist Home for the Aging)(1)                                        6.250       05/15/2016            38,717
     3,245,000   Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)    6.250       07/01/2014         2,433,685
     3,000,000   Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)    6.250       07/01/2036         1,589,940


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
GEORGIA CONTINUED
$    4,500,000   Atlanta, GA Tax Allocation (Beltline)(1)                                7.500%      01/01/2031   $     4,564,620
       775,000   Atlanta, GA Tax Allocation (Beltline)(1)                                7.500       01/01/2031           781,611
       140,000   Atlanta, GA Urban Residential Finance Authority (Spring Branch
                 Apartments)(2)                                                          4.250       04/01/2026            50,691
       240,000   Charlton County, GA Solid Waste Management Authority (Chesser
                 Island Road Landfill)(1)                                                7.375       04/01/2018           236,179
        25,000   Cherokee County, GA Hospital Authority (RT Jones Memorial
                 Hospital)(1)                                                            7.300       12/01/2013            27,069
        50,000   Crisp County, GA Devel. Authority (International Paper
                 Company)(1)                                                             6.200       02/01/2020            50,519
       455,000   East Point, GA (Camp Creek), Series B(1)                                8.000       02/01/2026           457,111
    31,945,000   Fulton County, GA Devel. Authority (Piedmont Healthcare)(5)             5.000       06/15/2029        31,346,024
    13,730,000   Fulton County, GA Devel. Authority (Piedmont
                 Healthcare/Piedmont Hospital/Piedmont Hospital Foundation
                 Obligated Group)(5)                                                     5.250       06/15/2037        13,200,983
     6,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                 Foundation)(1)                                                          5.000       07/01/2027         4,087,320
     2,770,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                 Foundation)(1)                                                          5.000       07/01/2029         1,824,544
     1,000,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                 Foundation)(1)                                                          5.125       07/01/2042           602,920
    10,000,000   GA Environmental Loan Acquisition Corp. (Local Water
                 Authority)(1)                                                           5.125       03/15/2031        10,097,300
         5,000   GA Hsg. and Finance Authority (Single Family Mtg.)(1)                   5.400       12/01/2031             5,136
    24,150,000   Irwin County, GA COP                                                    8.000       08/01/2037        18,571,109
     2,000,000   Marietta, GA Devel. Authority (University Facilities)(1)                7.000       06/15/2039         1,861,220
       430,000   Savannah, GA EDA (Skidway Health & Living Services)(1)                  6.850       01/01/2019           426,164
     1,055,000   Savannah, GA EDA (Skidway Health & Living Services)(1)                  7.400       01/01/2024         1,033,668
     2,985,000   Savannah, GA EDA (Skidway Health & Living Services)(1)                  7.400       01/01/2034         2,822,228
                                                                                                                  ---------------
                                                                                                                       96,193,807
                                                                                                                  ---------------
 HAWAII--0.2%
     1,750,000   HI Dept. of Budget & Finance Special Purpose (15 Craigside)             9.000       11/15/2044         1,897,245
       400,000   HI Dept. of Transportation (Continental Airlines)(1)                    5.625       11/15/2027           344,828
     6,950,000   HI Dept. of Transportation (Continental Airlines)(1)                    7.000       06/01/2020         6,866,878
                                                                                                                  ---------------
                                                                                                                        9,108,951
                                                                                                                  ---------------
 IDAHO--0.0%
         5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)(1)                        5.350       01/01/2025             5,020
        20,000   ID Hsg. Agency (Single Family Mtg.)(1)                                  6.200       07/01/2025            20,181
     2,000,000   Nampa, ID Local Improvement District No. 148(1)                         6.625       09/01/2030         1,920,800
                                                                                                                  ---------------
                                                                                                                        1,946,001
                                                                                                                  ---------------


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
ILLINOIS--7.5%
$    1,400,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)(1)                  5.625%      01/01/2018   $     1,132,460
     1,750,000   Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)             5.700       05/01/2036         1,356,233
     4,100,000   Bolingbrook, IL Will and Du Page Counties Wastewater Facilities
                 (Crossroads Treatment)(1)                                               6.600       01/01/2035         3,138,796
    30,685,000   Caseyville, IL Tax (Forest Lakes)                                       7.000       12/30/2022        18,505,817
    32,500,000   Chicago, IL GO(5)                                                       5.250       01/01/2033        30,441,125
        65,000   Chicago, IL Midway Airport, Series B(1)                                 5.625       01/01/2029            63,923
        35,000   Chicago, IL Multifamily Hsg. (Cottage View Terrace)(1)                  6.125       02/20/2042            35,279
    16,845,000   Chicago, IL O'Hare International Airport (Delta Airlines)(1)            6.450       05/01/2018        16,168,168
    10,032,000   Cortland, IL Special Tax (Sheaffer System)                              5.500       03/01/2017         6,331,195
       915,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2026           765,882
       965,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2027           798,769
     1,010,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2028           825,948
     1,060,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2029           855,515
     1,120,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2030           893,189
     1,175,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2031           927,087
     2,425,000   Country Club Hills, IL GO(1)                                            5.000       12/01/2032         1,888,857
     1,500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish High
                 School)(2)                                                              6.000       05/01/2041           784,455
     1,000,000   Du Page County, IL Special Service Area No. 31 Special Tax
                 (Monarch Landing)(1)                                                    5.625       03/01/2036           753,070
     3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax
                 (Conservancy)(2)                                                        5.375       03/01/2016         1,687,875
     1,375,000   Godfrey, IL (United Methodist Village)(1)                               5.875       11/15/2029           776,806
     6,165,000   Harvey, IL GO                                                           5.500       12/01/2027         4,886,564
     2,500,000   Harvey, IL GO                                                           5.625       12/01/2032         1,925,625
        16,046   IL Devel. Finance Authority (Community Rehabilitation Providers)(1)     8.250       08/01/2012            12,590
       285,000   IL Devel. Finance Authority Solid Waste (WSREC)(1)                      8.250       04/01/2023           280,403
    11,300,000   IL Educational Facilities Authority (Plum Creek Rolling Meadows)(1)     6.500       12/01/2037         9,181,250
    41,175,000   IL Finance Authority (Advocate Health Care)(5)                          5.375       04/01/2044        38,902,928
    11,000,000   IL Finance Authority (Advocate Health Care)(5)                          5.375       04/01/2044        10,393,019
       685,000   IL Finance Authority (Advocate Health Care)(1)                          5.375       04/01/2044           647,202
    20,000,000   IL Finance Authority (Advocate Health Care)(5)                          5.500       04/01/2044        19,263,966
     3,195,000   IL Finance Authority (Bethel Terrace Apartments)(1)                     5.375       09/01/2035         2,557,374
       145,000   IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation
                 Devel. Center Obligated Group)(1)                                       4.625       07/01/2027           102,460
     1,200,000   IL Finance Authority (Central Baptist Village)(1)                       5.375       11/15/2039           876,528
     5,000,000   IL Finance Authority (Central Dupage Health System/Central Dupage
                 Hospital Assoc.)(5)                                                     5.375       11/01/2039         4,692,200
    12,500,000   IL Finance Authority (Central Dupage Health)(5)                         5.500       11/01/2039        11,946,625
     4,000,000   IL Finance Authority (Clare Oaks)                                       6.000       11/15/2039         2,195,400


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
ILLINOIS CONTINUED
$    3,750,000   IL Finance Authority (DeKalb Supportive Living)(1)                      6.100%      12/01/2041   $     2,858,138
     2,250,000   IL Finance Authority (Franciscan Communities)(1)                        5.500       05/15/2027         1,784,295
     2,750,000   IL Finance Authority (Franciscan Communities)(1)                        5.500       05/15/2037         1,978,763
     2,000,000   IL Finance Authority (Friendship Village Schaumburg)(1)                 5.375       02/15/2025         1,696,340
     2,000,000   IL Finance Authority (Friendship Village Schaumburg)(1)                 5.625       02/15/2037         1,533,920
    30,000,000   IL Finance Authority (Illinois River Energy)(1)                         8.500       07/01/2019        17,916,300
       850,000   IL Finance Authority (Luther Oaks)(1)                                   6.000       08/15/2026           696,864
     1,500,000   IL Finance Authority (Luther Oaks)(1)                                   6.000       08/15/2039         1,138,755
     3,265,000   IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                 Management Corp. Obligated Group)(1)                                    5.000       08/15/2024         2,480,616
     3,640,000   IL Finance Authority (Lutheran Social Services of Illinois/Vesper
                 Management Corp. Obligated Group)(1)                                    5.125       08/15/2028         2,625,204
     2,108,612   IL Finance Authority (Monarch Landing)(4,10)                            7.000       12/01/2027                21
    10,332,198   IL Finance Authority (Monarch Landing)(4,10)                            7.000       12/01/2037               103
    25,303,342   IL Finance Authority (Monarch Landing)(4,10)                            7.000       12/01/2042               253
     1,250,000   IL Finance Authority (Montgomery Place)(1)                              5.500       05/15/2026         1,067,900
     2,050,000   IL Finance Authority (Montgomery Place)(1)                              5.750       05/15/2038         1,636,884
     7,850,000   IL Finance Authority (OSF Healthcare System)(1)                         5.750       11/15/2033         7,478,617
    21,000,000   IL Finance Authority (Provena Health)(1)                                7.750       08/15/2034        22,631,700
     1,040,000   IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)(1)         7.250       11/01/2030         1,125,457
     2,000,000   IL Finance Authority (Sedgebrook)(4,10)                                 6.000       11/15/2027            50,200
     9,000,000   IL Finance Authority (Sedgebrook)(4,10)                                 6.000       11/15/2037           225,900
     8,500,000   IL Finance Authority (Sedgebrook)(4,10)                                 6.000       11/15/2042           213,350
     1,500,000   IL Finance Authority (The New Admiral at the Lake)(1)                   8.000       05/15/2040         1,422,600
     5,775,000   IL Finance Authority (The New Admiral at the Lake)(1)                   8.000       05/15/2046         5,465,518
     8,700,000   IL Health Facilities Authority(2)                                       6.900       11/15/2033         3,225,090
        80,000   IL Health Facilities Authority (Delnor Community Resource Living)(1)    6.000       11/15/2017            74,622
     5,780,000   IL Health Facilities Authority (Sherman Health System)(1)               5.250       08/01/2022         5,535,448
    40,000,000   IL Metropolitan Pier & Exposition Authority (McCormick Place
                 Exposition)(5)                                                          5.500       06/15/2050        37,305,200
     7,140,000   Lake County, IL Special Service Area No. 8(2)                           7.125       03/01/2037         3,451,119
       500,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel)         5.500       01/01/2036           335,125
    13,635,000   Lombard, IL Public Facilities Corp. (Conference Center & Hotel)         7.125       01/01/2036         9,124,815
     2,950,000   Manhattan, IL Special Service Area Special Tax (Groebe
                 Farm-Stonegate)(2)                                                      5.750       03/01/2022         1,180,295
     4,000,000   Manhattan, IL Special Service Area Special Tax (Groebe
                 Farm-Stonegate)(2)                                                      6.125       03/01/2040         1,600,400


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
ILLINOIS CONTINUED
$    1,778,000   Manhattan, IL Special Service Area Special Tax (Lakeside Towns
                 Liberty)(2)                                                             5.750%      03/01/2022   $       711,378
       255,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)(1)                        7.750       10/15/2033           237,033
     3,500,000   Plano, IL Special Service Area No. 5(1)                                 6.000       03/01/2036         2,802,940
     4,745,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)(1)                 6.000       12/01/2041         3,563,780
     6,125,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)                6.375       08/01/2040         3,801,359
           162   Robbins, IL Res Rec (Robbins Res Rec Partners)(1)                       7.250       10/15/2024               142
     2,500,000   Southwestern IL Devel. Authority (Comprehensive Mental Health
                 Center)(1)                                                              6.625       06/01/2037         2,193,825
     1,500,000   Southwestern IL Devel. Authority (Eden Retirement Center)(1)            5.850       12/01/2036           989,835
    15,870,000   Southwestern IL Devel. Authority (Local Government Programming)(1)      7.000       10/01/2022        14,840,672
     6,485,000   Southwestern IL Devel. Authority (Village of Sauget)(1)                 5.625       11/01/2026         4,388,205
    15,230,000   Southwestern IL Devel. Authority Solid Waste Disposal (Center
                 Ethanol Company)(1)                                                     8.250       12/01/2019        11,358,991
     5,000,000   University of Illinois (Auxiliary System Facilities)(1)                 5.000       04/01/2030         4,886,150
     8,315,000   Upper, IL River Valley Devel. Authority (Living Springs McHenry)(1)     6.100       12/01/2041         6,337,444
     3,025,000   Vernon Hills, IL Tax Increment (Town Center)(1)                         6.250       12/30/2026         2,537,491
     3,145,000   Volo Village, IL Special Service Area (Lancaster Falls)(1)              5.750       03/01/2036         2,413,630
     5,500,000   Volo Village, IL Special Service Area (Remington Pointe)(1)             6.450       03/01/2034         4,651,625
     5,080,000   Yorkville, IL United City Special Services Area Special Tax (Bristol
                 Bay)(1)                                                                 5.875       03/01/2036         4,300,728
                                                                                                                  ---------------
                                                                                                                      403,869,623
                                                                                                                  ---------------
INDIANA--2.0%
       975,000   Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)(1)               8.000       12/01/2045           961,175
     1,160,000   Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)(1)               9.000       12/01/2045         1,064,358
    18,265,000   Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate
                 Industrial Bio-Energy)(1)                                               7.500       09/01/2019        11,937,273
     4,300,000   Carmel, IN Redevel. District COP(1)                                     6.500       07/15/2035         3,943,014
    14,700,000   Carmel, IN Redevel. District COP(1)                                     7.750       01/15/2030        15,514,821
    11,830,000   Carmel, IN Redevel. District COP(1)                                     8.000       01/15/2035        12,513,064
     1,475,000   East Chicago, IN Solid Waste Disposal (USG Corp.)(1)                    5.500       09/01/2028         1,183,319
     5,805,000   East Chicago, IN Solid Waste Disposal (USG Corp.)(1)                    6.375       08/01/2029         5,152,576
        25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)(2)              6.200       10/15/2025             6,750
       600,000   Hammond, IN Local Public Improvement District(1)                        6.500       08/15/2030           602,592
     1,000,000   Hammond, IN Local Public Improvement District(1)                        6.750       08/15/2035         1,003,920
        10,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)                     6.625       06/01/2012            10,021


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
INDIANA CONTINUED
$      925,000   IN Finance Authority Educational Facilities (Irvington Community)(1)    9.000%      07/01/2039   $     1,045,269
     3,485,000   IN Health & Educational Facilities Financing Authority (AH/SVH
                 Obligated Group)(1)                                                     5.000       11/15/2036         3,207,036
     1,835,000   IN Health Facility Financing Authority (Methodist Hospitals)(1)         5.500       09/15/2031         1,497,342
       550,000   IN Pollution Control (General Motors Corp.)(2)                          5.625       04/01/2011           148,500
     9,365,000   Indianapolis, IN Multifamily Hsg. (Covered Bridge)(1,9)                 6.500       04/01/2030         7,064,113
        75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)(1)            5.600       04/01/2029            68,764
       215,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)(1)            5.625       12/01/2027           198,417
        30,000   North Manchester, IN (Estelle Peabody Memorial Home)(2)                 6.500       07/01/2015            10,491
    17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)(2)                 7.250       07/01/2033         6,121,499
        60,000   Petersburg, IN Pollution Control (Indianapolis Power & Light
                 Company)(1)                                                             6.375       11/01/2029            60,258
     6,820,000   Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville
                 Economic)(1)                                                            6.500       07/01/2022         6,095,716
       230,000   St. Joseph County, IN Economic Devel. (Holy Cross Village Notre
                 Dame)(1)                                                                5.550       05/15/2019           218,638
     5,675,000   Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth
                 Village)(1)                                                             6.250       01/01/2024         4,847,926
    23,660,000   Wabash County, IN Economic Devel. (North Manchester Ethanol)            9.250       07/01/2020        17,766,767
     4,500,000   Wabash County, IN Economic Devel. (North Manchester Ethanol)           14.000       07/01/2020         3,479,895
                                                                                                                  ---------------
                                                                                                                      105,723,514
                                                                                                                  ---------------
IOWA--2.2%
       500,000   Cedar Rapids, IA (Cottage Grove Place)                                  5.875       07/01/2028           329,870
     2,545,000   Cedar Rapids, IA (Cottage Grove Place)                                  6.000       07/01/2014         2,309,969
     5,475,000   Dickinson County, IA Hsg. (Spirit Lake)(1)                              5.875       12/01/2036         4,252,104
       350,000   IA Finance Authority (Amity Fellowserve)(1)                             5.900       10/01/2016           328,654
       790,000   IA Finance Authority (Amity Fellowserve)(1)                             6.000       10/01/2028           615,647
       940,000   IA Finance Authority (Amity Fellowserve)(1)                             6.375       10/01/2026           796,227
     2,190,000   IA Finance Authority (Amity Fellowserve)(1)                             6.500       10/01/2036         1,810,648
     1,160,000   IA Finance Authority (Boys & Girls Home and Family Services)            5.900       12/01/2028           623,616
     1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)(1)                     5.550       11/01/2041           781,190
     1,270,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)(1)                5.375       06/01/2025           890,562
    36,910,000   IA Tobacco Settlement Authority(1)                                      5.375       06/01/2038        26,180,632
    45,000,000   IA Tobacco Settlement Authority(1)                                      5.500       06/01/2042        30,808,350
   360,990,000   IA Tobacco Settlement Authority                                         7.125(3)    06/01/2046         6,169,319
    60,000,000   IA Tobacco Settlement Authority (TASC)(1)                               5.625       06/01/2046        40,461,600
                                                                                                                  ---------------
                                                                                                                      116,358,388
                                                                                                                  ---------------


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
KANSAS--0.1%
$       20,000   Goddard, KS Industrial Revenue (IFR Systems)(1)                         6.250%      05/01/2012   $        20,067
        55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)(1)          5.500       11/15/2015            52,222
     1,235,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)(1)                     7.950       10/15/2035           940,601
     4,500,000   Olathe, KS Tax Increment (Gateway)                                      5.000       03/01/2026         2,150,910
     2,500,000   Olathe, KS Transportation Devel. District (Gateway)                     5.000       12/01/2028         1,146,175
     2,475,000   Wyandotte County/Kansas City, KS Unified Government Industrial
                 Devel. (Crestwood Apartments)(2)                                        6.950       06/01/2037           187,110
                                                                                                                  ---------------
                                                                                                                        4,497,085
                                                                                                                  ---------------
KENTUCKY--0.3%
        15,000   Elizabethtown, KY Industrial Building (Elizabethtown
                 Medical Rehabilitation)(1)                                             10.250       12/01/2016            15,013
    28,805,000   Kenton County, KY Airport (Delta Airlines)(2)                           8.000       12/01/2015               288
    31,750,000   Kenton County, KY Airport (Delta Airlines)(2)                           8.000       12/01/2015               318
    27,170,000   Kenton County, KY Airport (Delta Airlines)(2)                           8.000       12/01/2015               272
    45,560,000   Kenton County, KY Airport (Delta Airlines)(2)                           8.000       12/01/2015               456
       150,000   Kenton County, KY Airport (Delta Airlines)(2)                           8.000       12/01/2015                 2
     2,385,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(1)                                   6.750       03/01/2029         2,093,529
    14,000,000   KY EDFA (Baptist Healthcare System)(5)                                  5.375       08/15/2024        14,325,080
     1,775,000   Louisville & Jefferson County, KY Metropolitan Government Health
                 Facilities (JHF/SMHC Obligated Group)(1)                                6.125       02/01/2037         1,748,801
                                                                                                                  ---------------
                                                                                                                       18,183,759
                                                                                                                  ---------------
LOUISIANA--1.6%
       175,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil Products
                 Company)(1)                                                             5.600       12/01/2028           173,926
        20,000   De Soto Parish, LA Environmental Improvement (International Paper
                 Company)(1)                                                             5.600       11/01/2022            19,783
     1,200,000   Juban Park, LA Community Devel. District Special Assessment(2)          5.150       10/01/2014           600,600
     3,600,000   LA CDA (Eunice Student Hsg. Foundation)                                 7.375       09/01/2033         2,457,360
    11,415,000   LA HFA (La Chateau)(1)                                                  7.250       09/01/2039        11,692,613
       940,000   LA Local Government EF&CD Authority (Cypress Apartments)(1)             8.000       04/20/2028           793,191
       440,000   LA Local Government EF&CD Authority (Sharlo Apartments)(1)              8.000       06/20/2028           349,778
     5,350,000   LA Public Facilities Authority (Progressive Healthcare)(1)              6.375       10/01/2028         4,067,605
    65,080,000   LA Tobacco Settlement Financing Corp. (TASC)(1)                         5.875       05/15/2039        59,393,960
     7,400,000   Lakeshore Villages, LA Master Community Devel. District(4)              5.250       07/01/2017         3,894,546
        60,000   New Orleans, LA Sewage Service(1)                                       5.400       06/01/2017            60,094
                                                                                                                  ---------------
                                                                                                                       83,503,456
                                                                                                                  ---------------


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MAINE--0.3%
$       15,000   North Berwick, ME (Hussey Seating Company)                              7.000%      12/01/2013   $        15,020
     4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)(1)                  6.625       07/01/2020         4,681,584
    12,265,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)(1)               6.875       10/01/2026        11,851,056
                                                                                                                  ---------------
                                                                                                                       16,547,660
                                                                                                                  ---------------
MARYLAND--0.3%
     6,807,000   Brunswick, MD Special Obligation (Brunswick
                 Crossing)(1)                                                            5.500       07/01/2036         4,822,691
     5,135,000   MD EDC Student Hsg. (Bowie State University)(1)                         6.000       06/01/2023         4,799,685
       400,000   MD EDC Student Hsg. (University of Maryland)(1)                         5.625       10/01/2023           294,188
     8,500,000   MD EDC Student Hsg. (University of Maryland)(1)                         5.750       10/01/2033         5,688,965
       600,000   MD H&HEFA (King Farm Presbyterian Community)(1)                         5.300       01/01/2037           404,724
       925,000   MD H&HEFA (Washington Christian Academy)(2)                             5.500       07/01/2038           369,565
     2,250,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)(1)        5.250       01/01/2037         1,302,728
                                                                                                                  ---------------
                                                                                                                       17,682,546
                                                                                                                  ---------------
MASSACHUSETTS--2.3%
     1,750,000   MA Devel. Finance Agency (Boston Architectural College)(1)              5.000       01/01/2027         1,326,588
     1,500,000   MA Devel. Finance Agency (Boston Architectural College)(1)              5.000       01/01/2037         1,023,315
       800,000   MA Devel. Finance Agency (Eastern Nazarene College)(1)                  5.625       04/01/2019           762,848
     2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)(1)                  5.625       04/01/2029         2,188,739
     8,050,000   MA Devel. Finance Agency (Linden Ponds)                                 5.750       11/15/2042         4,326,956
        65,000   MA Devel. Finance Agency (May Institute)(1)                             5.750       09/01/2029            53,965
       250,000   MA Devel. Finance Agency (Regis College)(1)                             5.250       10/01/2018           231,815
     1,000,000   MA Devel. Finance Agency (VOA Concord)(1)                               5.200       11/01/2041           657,910
    21,320,000   MA Educational Financing Authority, Series H(5)                         6.350       01/01/2030        22,352,373
        55,000   MA H&EFA (Holyoke Hospital)(1)                                          6.500       07/01/2015            51,140
     1,350,000   MA H&EFA (North Adams Regional Hospital)                                6.625       07/01/2018           673,785
     6,300,000   MA H&EFA (Tufts Medical Center)(1)                                      5.000       05/15/2022         6,576,129
    50,080,000   MA HFA, Series A(5)                                                     5.250       07/01/2025        49,976,621
    10,500,000   MA HFA, Series A(5)                                                     5.300       06/01/2049         9,222,613
    17,790,000   MA HFA, Series C(5)                                                     5.350       12/01/2042        16,323,748
     8,330,000   MA HFA, Series C(5)                                                     5.400       12/01/2049         7,545,844
        50,000   MA Port Authority (Delta Air Lines)                                     5.000       01/01/2027            36,457
                                                                                                                  ---------------
                                                                                                                      123,330,846
                                                                                                                  ---------------
MICHIGAN--3.5%
    10,100,000   Detroit, MI City School District(5)                                     6.000       05/01/2029        10,351,187
       100,000   Detroit, MI GO(1)                                                       5.000       04/01/2014            94,967
     5,850,000   Detroit, MI GO(1)                                                       5.000       04/01/2021         4,652,915
       225,000   Detroit, MI GO(1)                                                       5.250       04/01/2014           215,141


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MICHIGAN CONTINUED
$    2,600,000   Detroit, MI GO(1)                                                       5.250%      04/01/2016   $     2,369,692
       350,000   Detroit, MI GO(1)                                                       5.250       04/01/2017           312,407
     1,000,000   Detroit, MI GO(1)                                                       5.250       04/01/2020           836,480
     2,000,000   Detroit, MI GO(1)                                                       5.250       04/01/2020         1,672,960
     2,210,000   Detroit, MI GO(1)                                                       5.250       04/01/2021         1,808,222
       100,000   Detroit, MI GO(1)                                                       5.250       04/01/2023            77,946
        40,000   Detroit, MI GO(1)                                                       5.375       04/01/2015            40,030
     3,140,000   Detroit, MI Local Devel. Finance Authority(1)                           6.700       05/01/2021         2,243,844
     1,970,000   Detroit, MI Local Devel. Finance Authority(1)                           6.850       05/01/2021         1,229,182
       505,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)          5.375       05/01/2018           360,656
    35,035,000   Detroit, MI Sewer Disposal System(5)                                    0.804(6)    07/01/2032        24,167,068
     5,835,000   Detroit, MI Sewer Disposal System(1)                                    0.804(6)    07/01/2032         4,024,983
       750,000   East Lansing, MI Economic Corp. (Burcham Hills)(1)                      5.250       07/01/2037           537,173
       500,000   Kalamazoo, MI EDC (Heritage Community)(1)                               5.500       05/15/2036           372,490
       445,000   Macomb, MI Public Academy(1)                                            6.750       05/01/2037           380,026
     1,400,000   MI Finance Authority (Old Redford Public School Academy)(1)             5.900       12/01/2030         1,219,610
     1,400,000   MI Finance Authority (Old Redford Public School Academy)(1)             6.500       12/01/2040         1,250,970
     4,000,000   MI Hospital Finance Authority (HFHS/HAPM/WH&MC Obligated Group)(1)      5.750       11/15/2039         3,750,200
    13,320,000   MI Hospital Finance Authority (McLaren Health Care Corp.)(5)            5.000       08/01/2035        12,232,422
     2,900,000   MI Hospital Finance Authority (Oakwood Obligated Group)(1)              5.000       07/15/2037         2,488,403
       900,000   MI Public Educational Facilities Authority (American Montessori)(1)     6.500       12/01/2037           751,275
     1,400,000   MI Public Educational Facilities Authority (Old Redford Academy)(1)     6.000       12/01/2035         1,183,546
     1,428,750   MI Strategic Fund Limited Obligation (Wolverine Human Services)(1)      7.875       08/31/2028         1,264,287
     4,000,000   MI Strategic Fund Solid Waste (Genesee Power Station)(1)                7.500       01/01/2021         3,667,200
   428,990,000   MI Tobacco Settlement Finance Authority                                 7.286(3)    06/01/2052         5,349,505
 3,048,780,000   MI Tobacco Settlement Finance Authority                                 8.877(3)    06/01/2058        16,189,022
     1,625,000   Pontiac, MI City School District(1)                                     4.500       05/01/2020         1,453,108
    15,000,000   Wayne County, MI Airport Authority (Detroit MetroWayne Airport)(1)      5.000       12/01/2034        12,693,450
    52,930,000   Wayne County, MI Airport Authority (Detroit MetroWayne Airport)(5)      5.000       12/01/2029        49,898,613
    10,000,000   Wayne County, MI Airport Authority (Detroit MetroWayne Airport)(5)      5.000       12/01/2034         9,237,319
    14,310,000   Wayne, MI Charter County Airport Facilities (Northwest Airlines)(1)     6.000       12/01/2029        12,061,613
                                                                                                                  ---------------
                                                                                                                      190,437,912
                                                                                                                  ---------------


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MINNESOTA--1.0%
$      863,298   Burnsville, MN Commercial Devel. (Holiday Inn)(2)                       5.900%      04/01/2008   $        32,805
     3,000,000   Columbia Heights, MN Multifamily & Health Care Facilities (Crest
                 View Corp.)(1)                                                          5.700       07/01/2042         2,116,410
     1,750,000   Cottage Grove, MN Senior Hsg.(1)                                        6.000       12/01/2046         1,479,783
     2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)                           5.350       05/01/2042         1,402,520
     1,000,000   Eveleth, MN Multifamily (Manor House Woodland)(1)                       5.500       10/01/2025           814,820
     2,000,000   Eveleth, MN Multifamily (Manor House Woodland)(1)                       5.700       10/01/2036         1,497,600
     2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)                        5.500       05/01/2042         1,580,515
       525,000   International Falls, MN Pollution Control (Boise Cascade Corp.)(1)      5.500       04/01/2023           468,442
     6,370,000   International Falls, MN Solid Waste Disposal (Boise Cascade
                 Corp.)(1)                                                               6.850       12/01/2029         6,123,417
     1,750,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                        6.250       09/01/2040         1,664,303
    14,680,000   Lamberton, MN Solid Waste (Highwater Ethanol)(1)                        8.500       12/01/2022        10,731,814
     9,545,000   Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)(2)       7.250       12/01/2025         2,004,450
    47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission
                 (Northwest Airlines)(2)                                                 7.000       04/01/2025               470
    16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission
                 (Northwest Airlines)(2)                                                 7.375       04/01/2025               164
       730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)              5.400       04/01/2028           584,350
     5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)              5.500       04/01/2042         3,903,166
       500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                            5.500       02/01/2022           362,925
     1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                            5.700       02/01/2029           636,980
       900,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home
                 North Ridge)(1)                                                         5.900       03/01/2019           840,222
        80,000   New Hope, MN Multifamily (Chardon Court)                                7.250       06/01/2026            80,462
        25,000   Northfield, MN Lease (Village School of Northfield)(2)                  6.500       12/01/2014             4,637
       330,000   Northfield, MN Lease (Village School of Northfield)(2)                  7.500       12/01/2024            49,272
     2,100,000   Northwest MN Multi-County Hsg. and Redevel. Authority(1)                5.450       07/01/2041         1,606,143
     6,380,260   Otter Tail County, MN GO(2)                                             7.500       11/01/2019           670,948
     1,000,000   Pine City, MN Health Care & Hsg. (North Branch)(1)                      6.125       10/20/2047           876,910
     3,700,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)(1)                    6.625       12/01/2039         3,510,893
        20,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)(1)                   7.750       12/15/2034            18,087
       830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)      5.375       08/01/2021           749,839
       790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)      5.625       02/01/2031           642,697
        80,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)(1)             5.900       09/01/2020            69,847
     1,260,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)(1)    7.000       09/15/2037         1,033,049
     1,882,493   St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)(1)      5.630       10/01/2033         1,597,408


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MINNESOTA CONTINUED
$    3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)(1)        6.250%      03/01/2029   $     2,743,950
       400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)               5.750       09/01/2026           341,656
       650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)               6.000       09/01/2036           527,566
     1,700,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)               6.800       03/01/2029         1,575,917
     1,200,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)               7.000       03/01/2029         1,135,716
       705,000   St. Paul, MN Port Authority (Great Northern)(1)                         6.000       03/01/2030           615,141
       542,050   St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)(2)       8.000       12/01/2027           133,702
     1,300,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)(1)           6.000       02/01/2019         1,102,166
                                                                                                                  ---------------
                                                                                                                       55,331,162
                                                                                                                  ---------------
MISSISSIPPI--0.3%
       175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)(1)                   5.400       04/01/2039           176,558
     2,900,000   Meridian, MS Tax Increment (Meridian Crossroads)(1)                     8.750       12/01/2024         2,851,164
     4,440,000   MS Business Finance Corp. (Intrinergy Wiggins)(1)                       8.000       01/01/2023         3,758,238
     1,395,000   Ridgeland, MS Tax Increment (Colony Park)(1)                            5.250       10/01/2027         1,440,937
     1,755,000   Ridgeland, MS Tax Increment (Colony Park)(1)                            5.375       10/01/2028         1,811,897
    16,410,000   Stonebridge, MS Public Improvement District Special Assessment(2)       7.500       10/01/2042         5,748,423
       175,000   Warren County, MS Environmental Improvement (International Paper
                 Company)(1)                                                             6.250       09/01/2023           175,299
                                                                                                                  ---------------
                                                                                                                       15,962,516
                                                                                                                  ---------------
MISSOURI--1.7%
       250,000   Belton, MO Tax Increment (Belton Town Center)(1)                        5.500       03/01/2020           225,413
       400,000   Belton, MO Tax Increment (Belton Town Center)(1)                        5.625       03/01/2025           333,032
       580,000   Branson Hills, MO Infrastructure Facilities(1)                          5.000       04/01/2012           570,888
       500,000   Branson Hills, MO Infrastructure Facilities(1)                          5.000       04/01/2016           437,325
       500,000   Branson Hills, MO Infrastructure Facilities(1)                          5.000       04/01/2017           420,660
       730,000   Branson Hills, MO Infrastructure Facilities(1)                          5.500       04/01/2022           528,148
       750,000   Branson Hills, MO Infrastructure Facilities(1)                          5.500       04/01/2027           482,078
     4,900,000   Branson, MO Commerce Park Community Improvement District(1)             5.750       06/01/2026         3,849,636
     2,485,000   Branson, MO IDA (Branson Hills Redevel.)(1)                             5.750       05/01/2026         2,027,685
    13,000,000   Branson, MO IDA (Branson Hills Redevel.)(1)                             7.050       05/01/2027        11,222,380
     1,665,000   Branson, MO IDA (Branson Landing)(1)                                    5.250       06/01/2021         1,452,180
     2,470,000   Branson, MO IDA (Branson Landing)(1)                                    5.500       06/01/2029         1,944,014
    24,220,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)                            5.950       11/01/2029        19,566,369
       570,000   Broadway-Fairview, MO Transportation Devel. District (Columbia)(1)      6.125       12/01/2036           398,077


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MISSOURI CONTINUED
$    1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                        5.500%      04/01/2021   $     1,082,917
     1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                        5.625       04/01/2027           902,110
       200,000   Jackson County, MO IDA (Avila College)(1)                               6.500       12/01/2025           198,498
     1,250,000   Jennings, MO Tax Increment & Community Improvement (Northland
                 Redevel. Area)(1)                                                       5.000       11/01/2023         1,077,663
       500,000   Kansas City, MO IDA (Plaza Library)(1)                                  5.900       03/01/2024           477,865
     1,324,000   Kansas City, MO IDA (West Paseo)(1)                                     6.750       07/01/2036         1,077,193
       375,000   Kansas City, MO IDA (Woodbridge Apartments)                             6.700       08/01/2015           367,774
     3,750,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                      5.400       06/01/2024         3,124,988
     1,510,000   Lees Summit, MO IDA (Kensington Farms)(1)                               5.500       03/01/2021         1,322,367
       750,000   Lees Summit, MO IDA (Kensington Farms)(1)                               5.750       03/01/2029           594,015
     2,365,000   Liberty, MO Tax Increment (Liberty Triangle)(1)                         5.875       10/01/2029         1,984,401
     3,180,000   MO Dardenne Town Square Transportation Devel. District                  5.000       05/01/2026         1,914,646
     3,825,000   MO Dardenne Town Square Transportation Devel. District                  5.000       05/01/2036         1,907,642
     2,515,000   MO Enright Arlington Community Improvement District(1)                  5.400       03/01/2026         2,094,039
     1,810,000   MO Good Shepard Nursing Home District(1)                                5.900       08/15/2023         1,580,601
       230,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.250       10/01/2021           177,509
       400,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.400       10/01/2026           282,688
       115,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.550       10/01/2036            72,068
     3,915,000   MO HDC (Mansion Apartments Phase II)(1)                                 6.170       04/01/2032         3,109,489
         5,000   MO HDC (Single Family Mtg.)(1)                                          5.500       09/01/2033             5,105
       771,000   Northwoods, MO Transportation Devel. District(1)                        5.850       02/01/2031           591,396
     2,000,000   St. Joseph, MO IDA (Shoppes at North Village)(1)                        5.500       11/01/2027         1,702,120
        10,000   St. Louis County, MO IDA (Century Garden Apartments)(1)                 5.700       08/20/2039            10,005
     4,580,000   St. Louis, MO IDA (Railway Exchange Building Redevel.)(1)               8.000       04/01/2033         4,464,630
     2,442,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)(1)               6.000       08/21/2026         1,947,226
     2,034,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                     5.500       05/29/2028         1,512,869
     1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                            6.000       08/21/2026         1,282,101
     3,043,000   St. Louis, MO Tax Increment (Security Building Redevel.)(1)             6.300       04/01/2027         2,529,068
     2,426,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)           5.500       01/20/2028         1,849,679
     1,600,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)           5.500       01/20/2028         1,190,368
     1,108,000   St. Louis, MO Tax Increment Financing, Series A                         5.500       09/02/2028           815,543
     1,865,000   Stone Canyon, MO Improvement District (Infrastructure)(1)               5.700       04/01/2022         1,458,822


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
MISSOURI CONTINUED
$      975,000   Stone Canyon, MO Improvement District (Infrastructure)(1)               5.750%      04/01/2027   $       694,064
       845,000   Suemandy, MO Mid-Rivers Community Improvement District(1)               7.000       10/01/2019           842,811
     2,225,000   Suemandy, MO Mid-Rivers Community Improvement District(1)               7.500       10/01/2029         2,153,800
                                                                                                                  ---------------
                                                                                                                       89,855,965
                                                                                                                  ---------------
MONTANA--0.1%
     5,935,000   Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky
                 Mountain Power)(1)                                                      0.000(7)    09/01/2031         3,627,472
     1,125,000   MT Facilities Finance Authority (St. John's Lutheran)(1)                6.000       05/15/2025         1,000,508
     1,650,000   MT Facilities Finance Authority (St. John's Lutheran)(1)                6.125       05/15/2036         1,377,866
                                                                                                                  ---------------
                                                                                                                        6,005,846
                                                                                                                  ---------------
MULTI STATES--0.1%
     8,000,000   Munimae TE Bond Subsidiary                                              5.900       11/29/2049         4,478,640
NEBRASKA--0.7%
     1,230,000   Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)          6.625       12/01/2021           674,298
    20,000,000   Douglas County, NE Hospital Authority (Methodist Health System)(5)      5.750       11/01/2048        20,524,208
     1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)(1)                       5.750       01/01/2022           520,575
     2,400,000   NE Educational Facilities Authority (Midland Lutheran College)(1)       5.600       09/15/2029         1,799,664
     5,560,000   Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)(1)   8.750       10/01/2020         5,568,173
    45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)(2)                7.000       12/01/2026         8,882,307
                                                                                                                  ---------------
                                                                                                                       37,969,225
                                                                                                                  ---------------
NEVADA--0.2%
     1,000,000   Clark County, NV Improvement District(1)                                5.000       02/01/2026           724,070
       770,000   Clark County, NV Improvement District(1)                                5.050       02/01/2031           514,553
    10,000,000   Director of the State of NV Dept. of Business & Industry (Las
                 Ventanas Retirement)(2)                                                 7.000       11/15/2034         5,342,100
       100,000   Las Vegas, NV Paiute Tribe, Series A(1)                                 6.625       11/01/2017            78,332
       125,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)             5.400       08/01/2020            93,441
       500,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)             5.500       08/01/2025           322,020
     1,860,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                 Mesquite)(1)                                                            6.150       08/01/2037         1,380,306
                                                                                                                  ---------------
                                                                                                                        8,454,822
                                                                                                                  ---------------
NEW HAMPSHIRE--0.1%
     1,865,000   NH Business Finance Authority (Air Cargo at Pease)                      6.750       04/01/2024         1,421,783
        70,000   NH Business Finance Authority (Connecticut Light & Power)(1)            5.850       12/01/2022            70,622


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
NEW HAMPSHIRE CONTINUED
$    1,500,000   NH Business Finance Authority (Huggins Hospital)(1)                     6.875%      10/01/2039   $     1,490,625
     4,000,000   NH H&EFA (Franklin Pierce College)(1)                                   6.050       10/01/2034         3,211,960
       515,000   NH HE&HFA (Franklin Pierce College)(1)                                  5.300       10/01/2028           399,537
                                                                                                                  ---------------
                                                                                                                        6,594,527
                                                                                                                  ---------------
NEW JERSEY--8.6%
    32,850,000   NJ EDA (Continental Airlines)(1)                                        6.250       09/15/2019        31,165,452
    26,685,000   NJ EDA (Continental Airlines)(1)                                        6.250       09/15/2029        24,450,665
    11,385,000   NJ EDA (Continental Airlines)(1)                                        6.400       09/15/2023        10,778,521
    25,935,000   NJ EDA (Continental Airlines)(1)                                        7.000       11/15/2030        25,407,482
    16,920,000   NJ EDA (Continental Airlines)(1)                                        7.200       11/15/2030        16,923,553
    16,500,000   NJ EDA (Continental Airlines)(1)                                        9.000       06/01/2033        17,159,010
     1,109,191   NJ EDA (Empowerment Zone-Cumberland)(2)                                 7.750       03/01/2021           445,784
    11,000,000   NJ EDA (GMT Realty)(1)                                                  6.875       01/01/2037         9,572,530
    10,360,000   NJ EDA (School Facilities)(5)                                           5.000       09/01/2024        10,539,003
        10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                         6.375       11/01/2031             8,434
     2,810,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                 Center)(1)                                                              7.250       07/01/2014         2,655,029
     6,630,000   NJ Health Care Facilities Financing Authority (Raritan Bay Medical
                 Center)(1)                                                              7.250       07/01/2027         5,120,681
   154,940,000   NJ Tobacco Settlement Financing Corp.(1)                                4.750       06/01/2034        96,247,179
    96,125,000   NJ Tobacco Settlement Financing Corp.(5)                                5.000       06/01/2029        69,327,806
   208,270,000   NJ Tobacco Settlement Financing Corp.(1)                                5.000       06/01/2041       129,960,480
    10,000,000   NJ Transportation Trust Fund Authority(5)                               5.000       12/15/2023        10,315,480
       210,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2021           206,980
       210,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2022           204,456
       260,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2023           250,375
       260,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2024           247,208
       235,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2025           221,452
                                                                                                                  ---------------
                                                                                                                      461,207,560
                                                                                                                  ---------------
NEW MEXICO--0.3%
       406,000   Dona Ana County, NM Multifamily (Montana Meadows
                 Apartments)(1)                                                          8.500       12/01/2015           409,630
     4,910,000   Eldorado, NM Area Water and Sanitation District(1)                      6.000       02/01/2025         4,171,732
     3,500,000   Farmington, NM Pollution Control (Public Service Company of New
                 Mexico)(1)                                                              6.250       06/01/2040         3,453,590
       775,000   Mariposa East, NM Public Improvement District(1)                        5.500       09/01/2016           719,634
       500,000   Mariposa East, NM Public Improvement District(1)                        5.750       09/01/2021           406,875
       500,000   Mariposa East, NM Public Improvement District(1)                        6.000       09/01/2032           359,465
       875,000   Montecito Estates, NM Public Improvement District(1)                    7.000       10/01/2037           739,218
       187,000   NM Regional Hsg. Authority (Wildewood Apartments)(1)                    8.750       12/01/2020           188,644
     1,925,000   NM Trails Public Improvement District(1)                                7.750       10/01/2038         1,663,239
     4,750,000   Saltillo, NM Improvement District(1)                                    7.625       10/01/2037         4,059,920


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
NEW MEXICO CONTINUED
$    1,000,000   Ventana West, NM Public Improvement District Special Levy(1)            6.875%      08/01/2033   $       906,740
                                                                                                                  ---------------
                                                                                                                       17,078,687
                                                                                                                  ---------------
NEW YORK--5.9%
     3,000,000   Albany, NY IDA (New Covenant Charter School)(2)                         7.000       05/01/2035           750,090
    17,700,000   Erie County, NY Tobacco Asset Securitization Corp.                      6.656(3)    06/01/2055           130,095
   412,100,000   NY Counties Tobacco Trust V                                             7.151(3)    06/01/2060         1,734,941
   500,000,000   NY Counties Tobacco Trust V                                             7.836(3)    06/01/2060         2,105,000
    37,380,000   NY Liberty Devel. Corp. (Bank of America Tower)(5,10)                   5.125       01/15/2044        34,275,508
     8,765,000   NY/NJ Port Authority Austin Trust Inverse Certificates                  9.106(11)   04/01/2036         8,289,586
     2,815,000   NYC IDA (American Airlines)                                             5.400       07/01/2020         2,222,921
    11,055,000   NYC IDA (American Airlines)                                             6.900       08/01/2024         9,329,204
     5,500,000   NYC IDA (American Airlines)(1)                                          7.500       08/01/2016         5,584,370
    38,500,000   NYC IDA (American Airlines)(1)                                          7.625       08/01/2025        38,958,150
    37,000,000   NYC IDA (American Airlines)(1)                                          7.750       08/01/2031        37,472,860
     5,200,000   NYC IDA (American Airlines)(1)                                          8.000       08/01/2028         5,346,016
        35,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   5.650       10/01/2028            26,907
     3,020,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   5.750       10/01/2036         2,216,801
     6,605,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   6.200       10/01/2022         5,982,082
    12,955,000   NYC Municipal Water Finance Authority(5)                                5.750       06/15/2040        13,920,131
    14,575,000   NYC Transitional Finance Authority(1)                                   5.000       02/01/2031        15,173,595
    18,130,000   NYC Transitional Finance Authority(1)                                   5.000       02/01/2035        18,345,022
     7,050,000   NYC Transitional Finance Authority(1)                                   5.000       05/01/2038         7,093,851
    15,500,000   NYC Transitional Finance Authority(1)                                   5.000       11/01/2039        15,599,045
    31,295,000   NYS DA (Personal Income Tax)(1)                                         5.000       03/15/2036        31,373,550
    22,200,000   NYS DA (St. Mary's Hospital for Children)(1)                            7.875       11/15/2041        20,596,938
        75,000   NYS DA (State Personal Income Tax Authority)(1)                         5.000       03/15/2035            75,166
    11,555,000   NYS GO(1)                                                               5.000       02/15/2036        11,819,263
       250,000   Port Authority  NY/NJ (JFK International Air Terminal)                  5.750       12/01/2025           234,090
    25,000,000   Port Authority  NY/NJ, 166th Series(5)                                  5.250       07/15/2036        25,638,750
     5,600,000   Syracuse, NY IDA (Carousel Center)(1)                                   5.000       01/01/2036         4,058,824
                                                                                                                  ---------------
                                                                                                                      318,352,756
                                                                                                                  ---------------
NORTH CAROLINA--1.2%
    48,200,000   Charlotte, NC Douglas International Airport Special Facilities
                 (US Airways)(1)                                                         5.600       07/01/2027        39,422,780
    12,005,000   Charlotte, NC Douglas International Airport Special Facilities
                 (US Airways)(1)                                                         7.750       02/01/2028        12,003,559
     4,380,000   Gaston, NC IFPCFA (National Gypsum)(1)                                  5.750       08/01/2035         3,325,997
     1,650,000   NC Medical Care Commission (Whitestone)(1)                              7.750       03/01/2031         1,654,224
     4,725,000   NC Medical Care Commission (Whitestone)(1)                              7.750       03/01/2041         4,646,045


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
NORTH CAROLINA CONTINUED
$    5,275,000   NC Medical Care Commission Retirement Facilities (Village at
                 Brookwood)(1)                                                           5.250%      01/01/2032   $     3,985,632
                                                                                                                  ---------------
                                                                                                                       65,038,237
                                                                                                                  ---------------
NORTH DAKOTA--0.1%
     1,000,000   Cando, ND Nursing Facility (Towner County Medical Center)(1)            7.125       08/01/2022           933,860
       100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)(1)              7.000       11/01/2015            93,411
         5,000   ND HFA (Home Mtg.)(1)                                                   5.400       01/01/2034             5,137
        10,000   ND HFA (Home Mtg.)(1)                                                   5.550       07/01/2022            10,279
     2,740,000   Richland County, ND Hsg. (Birchwood Properties)(1)                      6.750       05/01/2029         2,181,013
                                                                                                                  ---------------
                                                                                                                        3,223,700
                                                                                                                  ---------------
OHIO--3.4%
    10,000,000   Allen County, OH Hospital Facilities (Catholic Healthcare)(1)           5.000       06/01/2038         8,668,800
     5,250,000   Bowling Green, OH Student Hsg. (CFPI-Bowling Green State
                 University)(1)                                                          6.000       06/01/2045         4,733,348
    20,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.750       06/01/2034        13,780,000
     3,960,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.875       06/01/2030         2,857,694
 2,345,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)               7.501(3)    06/01/2052        27,577,200
     1,350,000   Butler County, OH Hsg. (Anthony Wayne Apartments)(1)                    6.500       09/01/2030           980,316
     4,495,000   Centerville, OH Health Care (Bethany Lutheran Village)(1)               6.000       11/01/2038         3,652,772
    21,630,000   Cleveland, OH Airport (Continental Airlines)(1)                         5.700       12/01/2019        19,667,078
     1,500,000   Cleveland-Cuyahoga County, OH Port Authority (St.Clarence)(1)           6.250       05/01/2038         1,143,600
       500,000   Columbus-Franklin County, OH Finance Authority, Series A(1)             6.000       05/15/2035           442,210
     3,700,000   Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton
                 Obligated Group)(1)                                                     7.500       01/01/2030         3,707,622
     7,500,000   Grove City, OH Tax Increment Financing(1)                               5.375       12/01/2031         5,763,675
     4,500,000   Hickory Chase, OH Community Authority Infrastructure Improvement(1)     7.000       12/01/2038         2,931,525
       125,000   Lake County, OH Hospital Facilities (Lake Hospital System)(1)           5.750       08/15/2038           113,968
       750,000   Lorain County, OH Port Authority (Alumalloy LLC)(1)                     6.000       11/15/2025           530,558
    10,000,000   Montgomery County, OH (Miami Valley Hospital)(5)                        5.750       11/15/2023        10,673,000
    12,800,000   OH Air Quality Devel. Authority (Fostoria Ethanol)(1)                   8.500       02/01/2020         8,889,088
    13,075,000   OH Air Quality Devel. Authority (Marion Ethanol)(1)                     8.500       02/01/2020         9,080,065
        50,000   OH Environmental Facilities (Ford Motor Company)(1)                     5.750       04/01/2035            46,326
     2,250,000   OH Higher Education Facility Commission (Ashland University)(1)         6.250       09/01/2024         2,211,885


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
OHIO CONTINUED
$    4,500,000   OH Higher Education Facility Commission (Summa Health System)(1)        5.750%      11/15/2040   $     4,064,490
     2,050,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)(2)           14.500       07/01/2028                --
    16,320,000   OH Port Authority of Columbiana Solid Waste (Apex Environmental)(1)     7.250       08/01/2034        12,867,667
    14,000,000   OH Solid Waste (General Motors Corp.)(2)                                6.300       12/01/2032         3,780,000
    19,515,000   OH Solid Waste Disposal (USG Corp.)(1)                                  5.600       08/01/2032        15,472,077
    13,910,000   OH Solid Waste Disposal (USG Corp.)(1)                                  5.650       03/01/2033        11,070,413
     6,640,000   OH Solid Waste Disposal (USG Corp.)(1)                                  6.050       08/01/2034         5,539,486
        70,000   Pike County, OH Hospital Facilities (Pike Health Services)              7.000       07/01/2022            63,967
     1,955,000   Toledo-Lucas County, OH Port Authority (Town Square at Levis
                 Commons)(1)                                                             5.400       11/01/2036         1,481,460
     3,415,000   Warren County, OH Port Authority (Corridor 75 Park)(1)                  7.500       12/01/2034         3,022,173
                                                                                                                  ---------------
                                                                                                                      184,812,463
                                                                                                                  ---------------
OKLAHOMA--1.0%
     1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)(1)            5.750       11/01/2022         1,509,345
     1,500,000   Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)(1)      6.625       10/01/2037         1,213,605
       880,000   Cleveland County, OK IDA (Vaughn Foods)                                 7.750       12/01/2012           833,351
     2,365,000   Cleveland County, OK IDA (Vaughn Foods)                                 8.100       12/01/2024         1,863,620
       115,000   Grady County, OK Industrial Authority (Correctional Facilities)         7.000       11/01/2011           108,514
     2,245,000   Jackson County, OK Memorial Hospital Authority (Jackson County
                 Memorial)(1)                                                            7.300       08/01/2015         2,245,382
        50,000   OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities
                 (Ralston Purina Group)(1)                                               6.500       09/01/2026            50,039
     1,500,000   Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated
                 Group)(1)                                                               6.750       01/01/2023         1,335,555
     2,950,000   Oklahoma County, OK Finance Authority (Var-Sail Assoc.)(1)              5.250       12/01/2041         2,918,022
    38,980,000   Tulsa, OK Municipal Airport Trust (American Airlines)                   7.750       06/01/2035        40,119,385
                                                                                                                  ---------------
                                                                                                                       52,196,818
                                                                                                                  ---------------
 OREGON--0.0%
        20,000   Lane County, OR Hsg. Authority & Community Services (Firewood)(1)       6.600       11/01/2015            20,064
       795,000   OR Facilities Authority (Concordia University)(1)                       6.125       09/01/2030           781,231
         5,000   OR GO (Elderly & Disabled Hsg.)(1)                                      5.250       08/01/2031             4,890
        50,000   Port Astoria, OR Pollution Control (James River)(1)                     6.550       02/01/2015            50,051
       700,000   Western Generation, OR Agency Cogeneration (Wauna Cogeneration)(1)      5.000       01/01/2021           623,742
                                                                                                                  ---------------
                                                                                                                        1,479,978
                                                                                                                  ---------------


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
PENNSYLVANIA--1.0%
$      907,716   Allegheny County, PA HDA (The Covenant at South Hills)(2)               8.750%      02/01/2031   $             9
     1,500,000   Chester County, PA H&EFA (Chester County Hospital)(1)                   6.750       07/01/2031         1,440,855
     1,300,000   Luzerne County, PA IDA(1)                                               7.500       12/15/2019         1,249,729
       500,000   Luzerne County, PA IDA(1)                                               7.750       12/15/2027           478,305
    24,937,498   PA EDFA (Bionol Clearfield)(2)                                          8.500       07/15/2015        20,660,468
     5,000,000   PA EDFA (National Gypsum Company)(1)                                    6.250       11/01/2027         4,154,050
     2,100,000   PA EDFA (Northampton Generating)                                        6.500       01/01/2013         1,350,678
     7,450,000   PA EDFA (Northampton Generating)                                        6.600       01/01/2019         4,107,260
    11,500,000   PA Geisinger Authority Health System, Series A(5)                       5.250       06/01/2039        11,415,935
     2,700,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                               5.875       11/15/2016         2,595,726
     3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                               5.875       11/15/2021         3,175,690
     2,000,000   Philadelphia, PA GO(1)                                                  6.000       08/01/2036         2,025,980
     2,000,000   Philadelphia, PA GO(1)                                                  6.500       08/01/2041         2,082,240
       100,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)                 6.625       11/15/2023           100,036
                                                                                                                  ---------------
                                                                                                                       54,836,961
                                                                                                                  ---------------
RHODE ISLAND--1.8%
    45,000,000   Central Falls, RI Detention Facility(1)                                 7.250       07/15/2035        36,187,650
        45,000   RI Health & Educational Building Corp. (Roger Williams General
                 Hospital)(1)                                                            5.500       07/01/2018            40,861
        20,000   RI Health & Educational Building Corp. (Roger Williams Medical
                 Center)(1)                                                              5.500       07/01/2028            15,388
    12,075,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)(5)             5.200       10/01/2047        11,197,391
    52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                            6.125(3)    06/01/2052           443,807
    27,675,000   RI Tobacco Settlement Financing Corp. (TASC)(1)                         6.250       06/01/2042        23,939,982
    42,825,000   RI Tobacco Settlement Financing Corp. (TASC)                            7.868(3)    06/01/2052           351,165
    25,605,000   RI Tobacco Settlement Financing Corp. (TASC), Series A(1)               6.125       06/01/2032        24,537,528
                                                                                                                  ---------------
                                                                                                                       96,713,772
                                                                                                                  ---------------
SOUTH CAROLINA--0.6%
     1,375,000   Allendale County, SC School District Energy Savings Special
                 Obligation(1)                                                           8.500       12/01/2018         1,430,509
        15,000   Georgetown County, SC Environmental Improvement (International Paper
                 Company)(1)                                                             6.250       09/01/2023            15,026
     7,163,000   Hardeeville, SC Assessment Revenue (Anderson Tract Municipal
                 Improvement District)(1)                                                7.750       11/01/2039         5,762,562
     5,145,000   Lancaster County, SC (Edenmoor Improvement District)(2)                 5.750       12/01/2037         1,694,249
       900,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)(1)         5.250       11/01/2026           641,412
     2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)(1)         5.300       11/01/2035         1,262,440


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
SOUTH CAROLINA CONTINUED
$   16,467,000   Richland County, SC Assessment Revenue (Village at Sandhill
                 Improvement    District)(1)                                             6.200%      11/01/2036   $    12,516,731
       200,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.300(3)    01/01/2026            20,564
     7,620,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.453(3)    01/01/2020         1,110,767
     8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.621(3)    01/01/2024           984,130
        50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)(1)                 5.650       05/01/2018            46,771
     3,650,000   SC Jobs-EDA (Palmetto Health)(1)                                        5.750       08/01/2036         3,320,551
     1,400,000   SC Jobs-EDA (Palmetto Health)(1)                                        5.750       08/01/2039         1,261,484
                                                                                                                  ---------------
                                                                                                                       30,067,196
                                                                                                                  ---------------
SOUTH DAKOTA--0.6%
     1,000,000   Lower Brule, SD Sioux Tribe, Series B(1)                                5.500       05/01/2019           805,370
    33,765,000   SD Educational Enhancement Funding Corp. Tobacco
                 Settlement                                                              6.500       06/01/2032        33,080,246
     1,425,000   Turner County, SD Tax Increment(1)                                      5.000       12/15/2026         1,092,576
                                                                                                                  ---------------
                                                                                                                       34,978,192
                                                                                                                  ---------------
TENNESSEE--0.3%
        35,000   Blount County, TN H&EFB (Asbury)(1)                                     4.750       04/01/2012            34,469
     8,890,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH
                 Obligated Group)                                                        5.750       04/01/2042         6,274,384
       215,000   Memphis-Shelby County, TN Airport Authority (Express Airlines)(1)       6.125       12/01/2016           195,564
     7,870,000   Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)(1)    8.000       04/01/2032         7,659,399
       495,000   Shelby County, TN HE&HF (Lapaloma Apartments)(1)                        7.750       12/01/2029           402,777
                                                                                                                  ---------------
                                                                                                                       14,566,593
                                                                                                                  ---------------
 TEXAS--17.6%
    44,625,000   Alliance Airport Authority, TX (American Airlines)                      5.250       12/01/2029        29,322,641
    13,500,000   Alliance Airport Authority, TX (American Airlines)                      5.750       12/01/2029         9,470,115
       230,000   Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)(1)        7.750       12/01/2028           188,658
       160,000   Bexar County, TX HFC (American Opportunity Hsg.)(1)                     7.500       01/01/2013           153,032
       980,000   Bexar County, TX HFC (American Opportunity Hsg.)(1)                     8.000       01/01/2031           701,788
     1,130,000   Bexar County, TX HFC (American Opportunity Hsg.- Nob Hill
                 Apartments)(2)                                                          8.500       06/01/2031           443,435
       980,000   Bexar County, TX HFC (Doral Club)(1)                                    8.750       10/01/2036           671,751
       200,000   Bexar County, TX HFC (Honey Creek LLC)(2)                               8.000       04/01/2030            87,268
       100,000   Bexar County, TX HFC (Honey Creek LLC)(2)                               9.000       04/01/2030            19,740
     1,460,000   Bexar County, TX HFC (Perrin Square)(2)                                 9.750       11/20/2031           578,510
    41,315,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       5.000       03/01/2041        12,865,904
    13,500,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       5.400       05/01/2029         4,547,205


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
TEXAS CONTINUED
$    2,345,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.300%      07/01/2032   $       848,093
    14,080,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.750       04/01/2038        12,009,677
    11,420,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.750       10/01/2038         4,010,932
    10,000,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       7.700       03/01/2032         4,217,100
    28,120,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       7.700       04/01/2033        11,856,236
    16,720,000   Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)(1)           7.000       11/01/2039        14,955,538
       190,000   Cass County, TX IDC (International Paper Company)(1)                    6.600       03/15/2024           191,277
    10,000,000   Dallas-Fort Worth, TX International Airport(5)                          5.000       11/01/2035         9,039,000
        20,000   Dallas-Fort Worth, TX International Airport(1)                          5.750       11/01/2030            20,014
    63,880,000   Dallas-Fort Worth, TX International Airport Facility (American
                 Airlines)                                                               6.375       05/01/2035        46,719,916
       305,000   Dallas-Fort Worth, TX International Airport Facility (American
                 Airlines)                                                               8.250       11/01/2036           277,782
    22,100,000   Dallas-Fort Worth, TX International Airport Facility Improvement
                 Corp.                                                                   9.000       05/01/2029        22,666,865
    45,945,000   Dallas-Fort Worth, TX International Airport Facility Improvement
                 Corp.                                                                   9.125       05/01/2029        45,960,621
     2,115,000   Danbury, TX Higher Education Finance Corp. (Island Foundation)(1)       6.250       02/15/2036         1,739,609
       350,000   Decatur, TX Hospital Authority (Wise Regional Health System)(1)         5.625       09/01/2013           352,048
    22,950,000   Donna, TX GO(1)                                                         6.250       02/15/2037        16,580,228
            49   El Paso, TX HFC (Single Family)(1)                                      6.180       04/01/2033                51
        50,000   Gainesville, TX Hsg. Authority(1)                                       6.800       12/01/2020            46,682
       940,000   Grapevine, TX IDC (Air Cargo)(1)                                        6.500       01/01/2024           878,458
        25,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)(1)                           7.500       05/01/2025            25,161
    11,930,493   Gulf Coast, TX IDA (Microgy Holdings)(2)                                7.000       12/01/2036           671,090
       150,000   Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)(1)        5.700       04/01/2032           137,814
     3,225,000   Harris County, TX Cultural Education Facilities Finance Corp.
                 (Space Center Houston)(1)                                               7.000       08/15/2028         3,148,858
     1,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(1)      5.625       11/01/2026         1,473,675
     2,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(1)      5.750       11/01/2036         2,147,365
     2,000,000   HFDC of Central TX (Lutheran Social Services of the South)(1)           6.875       02/15/2032         1,797,980
     7,940,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        5.700       07/15/2029         6,849,123
     7,290,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        5.700       07/15/2029         6,288,427


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
TEXAS CONTINUED
$   16,940,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        6.125%      07/15/2017   $    16,466,358
    18,735,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        6.125       07/15/2027        17,192,360
    20,245,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        6.125       07/15/2027        18,578,027
       100,000   Houston, TX Airport Special Facilities (Continental Airlines)           7.000       07/01/2029            99,458
     3,520,000   Houston, TX Airport Special Facilities (Continental Airlines)           7.375       07/01/2022         3,534,890
       470,000   Houston, TX IDC (Air Cargo)(1)                                          6.375       01/01/2023           432,198
    11,400,000   Houston, TX Utility System(1)                                           5.000       11/15/2033        11,550,936
    10,000,000   La Vernia, TX Higher Education Finance Corp.(1)                         7.125       02/15/2038        10,087,000
     1,945,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)                 6.000       07/01/2032         1,384,218
     1,800,000   Maverick County, TX GO COP(1)                                           8.750       03/01/2034         1,762,272
     6,110,000   Maverick County, TX GO COP(1)                                           8.750       03/01/2034         5,855,396
       635,000   Midlothian, TX Devel. Authority Tax Increment(1)                        5.125       11/15/2026           537,934
       750,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               7.250       08/15/2021           757,268
     3,855,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               8.250       08/15/2031         3,883,527
     8,605,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               8.500       08/15/2041         8,667,989
    38,000,000   North Central TX HFDC (Children's Medical Center)(5)                    5.750       08/15/2039        38,220,400
    10,000,000   North TX Tollway Authority(1)                                           5.500       09/01/2041        10,212,800
    10,000,000   North TX Tollway Authority(1)                                           5.750       01/01/2048        10,260,600
     2,500,000   North TX Tollway Authority(1)                                           5.750       01/01/2048         2,565,150
       100,000   Northwest Harris County, TX Municipal Utility District (Waterworks
                 & Sewer)                                                                6.100       04/01/2012           100,166
     4,807,908   Sabine Neches, TX HFC (Single Family Mtg.)(5)                           5.430(6)    12/01/2039         5,015,328
     4,100,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)     6.150       08/01/2022         1,422,618
     1,800,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)     6.450       06/01/2021           647,208
        20,000   San Antonio, TX HFC (La Risa Apartments)                                8.250       01/01/2026            16,907
    10,000,000   San Jacinto, TX Community College District(5)                           5.125       02/15/2038        10,148,700
     5,695,000   Springhill, TX Courtland Heights Public Facility Corp.                  5.850       12/01/2028         3,365,289
    14,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                 (Baylor Health Care System)(5)                                          5.750       11/15/2024        14,943,320
    34,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                 (Baylor Health Care System)(5)                                          6.250       11/15/2029        36,290,920
     3,750,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                 (Buckingham Senior Living Community)(1)                                 5.750       11/15/2037         3,172,200
    13,500,000   Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens
                 Medical Center)(5)                                                      5.000       12/01/2033        13,055,850


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
TEXAS CONTINUED
$    1,600,000   Travis County, TX HFDC (Querencia Barton Creek)(1)                      5.650%      11/15/2035   $     1,283,008
     2,495,000   Trinity, TX River Authority (TXU Energy Company)                        6.250       05/01/2028           864,867
    20,500,000   Trophy Club, TX Public Improvement (Highlands Trophy Club)(1)           7.750       10/01/2037        18,011,710
     2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation)(2)                  8.000       03/01/2032           112,079
     6,170,000   TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)(2)   8.000       03/01/2032         1,816,510
    35,600,000   TX Angelina & Neches River Authority (Aspen Power)(1,9)                 6.500       11/01/2029        21,468,580
       250,000   TX Angelina & Neches River Authority Waste Disposal
                 (Temple-Inland)(1)                                                      6.950       05/01/2023           248,055
        10,000   TX Dept. of Hsg. & Community Affairs(1)                                 5.350       07/01/2033             9,821
    38,380,000   TX Multifamily Housing Options (Affordable Hsg.)                        0.520(6)    01/01/2039        22,548,250
     1,420,000   TX Multifamily Hsg. Revenue Bond Pass-Through Certificates
                 (Skyway Villas)(1)                                                      5.950       11/01/2034         1,421,051
   331,755,000   TX Municipal Gas Acquisition & Supply Corp.(5)                          6.250       12/15/2026       340,400,344
     1,000,000   TX Municipal Gas Acquisition & Supply Corp.(1)                          6.250       12/15/2026         1,026,060
     3,560,111   TX Panhandle HFA (Amarillo Affordable Hsg.)(2)                          6.750       03/01/2031           142,333
     2,325,000   TX Public Finance Authority Charter School Finance Corp.
                 (Cosmos Foundation)(1)                                                  5.375       02/15/2037         1,890,667
     1,600,000   TX Public Finance Authority Charter School Finance Corp.
                 (Ed-Burnham Wood)(1)                                                    6.250       09/01/2036         1,368,016
        10,000   TX Student Hsg. Corp. (University of North Texas)(1)                    6.000       07/01/2011             9,957
       635,000   TX Student Hsg. Corp. (University of North Texas)(1)                    6.750       07/01/2021           500,202
       200,000   TX Student Hsg. Corp. (University of North Texas)(1)                    6.850       07/01/2031           139,134
       838,000   Vintage Township, TX Public Facilities Corp.(1)                         7.375       10/01/2038           727,904
     2,115,000   Vintage Township, TX Public Facilities Corp.(1)                         7.375       10/01/2038         1,837,131
     2,920,000   Wise County, TX (Parket County Junior College District)(12)             7.500       08/15/2025         2,942,396
     4,615,000   Wise County, TX (Parket County Junior College District)(12)             7.750       08/15/2028         4,632,029
                                                                                                                  ---------------
                                                                                                                      947,587,058
                                                                                                                  ---------------
U.S. POSSESSIONS--2.7%
     1,500,000   Guam Government Department of Education COP (John F. Kennedy High
                 School)(1)                                                              6.625       12/01/2030         1,398,465
     2,200,000   Guam Government Department of Education COP (John F. Kennedy High
                 School)(1)                                                              6.875       12/01/2040         2,061,158
       600,000   Northern Mariana Islands Commonwealth, Series A(1)                      6.750       10/01/2033           551,886
     3,700,000   Puerto Rico Highway & Transportation Authority(1)                       5.250       07/01/2035         3,304,729
     6,415,000   Puerto Rico Highway & Transportation Authority                          5.300       07/01/2035         5,769,972
     2,110,000   Puerto Rico Highway & Transportation Authority, Series H(1)             5.450       07/01/2035         1,937,571
     9,560,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.250       08/01/2027         9,616,404
    37,610,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                      5.250       08/01/2057        36,427,200
     3,075,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.375       08/01/2039         2,842,100


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
U.S. POSSESSIONS CONTINUED
$    5,315,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.500%      08/01/2037   $     5,052,811
    20,980,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.500       08/01/2042        19,645,043
    10,355,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.750       08/01/2037        10,188,595
    20,940,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                      5.250       08/01/2041        18,919,499
    17,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)                      5.750       08/01/2057        17,304,470
     9,045,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                      6.000       08/01/2039         9,095,019
                                                                                                                  ---------------
                                                                                                                      144,114,922
                                                                                                                  ---------------
UTAH--0.2%
        85,000   Emery County, UT Pollution Control (Pacificorp)(1)                      5.625       11/01/2023            85,108
     6,350,000   UT Charter School Finance Authority (Hawthorn Academy)(1)               8.250       07/15/2046         6,234,494
     1,655,000   UT HFA (RHA Community Service of Utah)(1)                               6.875       07/01/2027         1,500,655
     1,315,000   Utah County, UT Charter School (Lincoln Academy)(1)                     5.875       06/15/2037           992,181
       825,000   Utah County, UT Charter School (Renaissance Academy)(1)                 5.625       07/15/2037           600,089
     4,425,000   West Valley City, UT Sewer (East Hollywood High School)(1)              5.625       06/15/2037         3,201,488
                                                                                                                  ---------------
                                                                                                                       12,614,015
                                                                                                                  ---------------
VERMONT--0.0%
        10,000   VT EDA (Wake Robin Corp.)(1)                                            6.000       03/01/2022             9,599
       100,000   VT EDA (Wake Robin Corp.)(1)                                            6.300       03/01/2033            89,051
     2,210,586   VT Educational & Health Buildings Financing Agency (Marlboro
                 College)(1)                                                             2.779       04/01/2019         1,757,106
                                                                                                                  ---------------
                                                                                                                        1,855,756
                                                                                                                  ---------------
VIRGINIA--1.0%
       570,000   Bedford County, VA IDA (Georgia-Pacific Corp.)(1)                       5.600       12/01/2025           527,900
     1,875,000   Celebrate, VA North Community Devel. Authority Special Assessment(1)    6.750       03/01/2034         1,300,444
    14,700,000   Farms New Kent, VA Community Devel. Authority Special Assessment        5.125       03/01/2036         8,784,279
     9,200,000   Farms New Kent, VA Community Devel. Authority Special Assessment        5.450       03/01/2036         5,788,456
     3,206,000   Farms New Kent, VA Community Devel. Authority Special Assessment        5.800       03/01/2036         2,125,161
     4,000,000   Lewistown, VA Commerce Center Community Devel. Authority                6.050       03/01/2027         2,002,000
     3,000,000   New Port, VA CDA(1)                                                     5.600       09/01/2036         1,581,060
     2,050,000   Norfolk, VA EDA, Series A(1)                                            6.000       11/01/2036         1,389,798
       410,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement
                 Community)(1)                                                           6.125       01/01/2035           342,502
    10,425,000   Peninsula, VA Town Center Community Devel. Authority Special
                 Obligation(1)                                                           6.450       09/01/2037         9,371,137
     5,200,000   VA Celebrate South CDA Special Assessment                               6.250       03/01/2037         3,147,612
     3,400,000   VA H2O Community Devel. Authority                                       5.200       09/01/2037         1,779,730


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
VIRGINIA CONTINUED
$    9,770,000   VA Small Business Financing Authority (Hampton Roads Proton)(1)         9.000%      07/01/2039   $    10,204,667
   228,700,000   VA Tobacco Settlement Authority                                         7.075(3)    06/01/2047         4,418,484
     2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)(2)                    6.375       03/01/2019                25
                                                                                                                  ---------------
                                                                                                                       52,763,255
                                                                                                                  ---------------
WASHINGTON--2.9%
    11,480,000   Chelan County, WA Public Utility District No. 001 (Chelan
                 Hydropower)(5)                                                          5.600       01/01/2036        11,305,306
        25,000   King County, WA Hsg. Authority (Cascadian Apartments)(1)                6.800       07/01/2019            25,068
        15,000   King County, WA Hsg. Authority (Kona Village)(1)                        6.700       01/01/2020            14,895
       125,000   King County, WA Hsg. Authority (Southwood Square Apartments)(1)         6.100       10/01/2021           116,854
       725,000   King County, WA Hsg. Authority (Southwood Square Apartments)(1)         6.200       10/01/2031           621,840
        25,000   King County, WA Hsg. Authority (Woodridge Park)(1)                      6.250       05/01/2015            25,292
        50,000   King County, WA Hsg. Authority (Woodridge Park)(1)                      6.350       05/01/2025            50,293
     1,820,000   Kitsap County, WA Consolidated Hsg. Authority(1)                        5.500       06/01/2027         1,444,115
     2,350,000   Kitsap County, WA Consolidated Hsg. Authority(1)                        5.600       06/01/2037         1,713,902
        50,000   Kitsap County, WA Consolidated Hsg. Authority (Heritage
                 Apartments)(1)                                                          6.100       10/01/2031            41,251
    36,900,000   Port of Seattle, WA(5)                                                  5.000       10/01/2032        35,242,157
     5,000,000   Port of Seattle, WA Special Facility (Northwest Airlines)(1)            7.125       04/01/2020         4,885,500
     8,200,000   Port of Seattle, WA Special Facility (Northwest Airlines)(1)            7.250       04/01/2030         7,909,720
     2,350,000   Snohomish County, WA Hsg. Authority (Westwood Crossing
                 Apartments)(1)                                                          5.250       05/01/2037         1,655,011
       100,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(1)    5.100       09/01/2015           101,133
     1,675,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(1)    5.600       09/01/2025         1,428,256
     1,250,000   Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)(1)    5.750       09/01/2030         1,027,313
     1,500,000   Tes Properties, WA(5)                                                   5.500       12/01/2029         1,575,795
    12,000,000   Tes Properties, WA(5)                                                   5.625       12/01/2038        12,205,920
    19,500,000   WA Health Care Facilities Authority (Peacehealth)(5)                    5.000       11/01/2018        21,352,695
    17,410,000   WA Health Care Facilities Authority (Peacehealth)(5)                    5.000       11/01/2028        17,410,000
    15,000,000   WA Health Care Facilities Authority (Seattle Childrens Hospital)(5)     5.625       10/01/2038        15,134,400
       115,000   WA HEFA (Seattle University)(1)                                         5.250       05/01/2039           109,655
    10,760,000   WA Kalispel Tribe Indians Priority District(1)                          6.750       01/01/2038         8,979,543
    14,285,000   WA Tobacco Settlement Authority (TASC)(1)                               6.625       06/01/2032        14,195,719
                                                                                                                  ---------------
                                                                                                                      158,571,633
                                                                                                                  ---------------


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                COUPON      MATURITY         VALUE
--------------                                                                          ----------   ----------   ---------------
WEST VIRGINIA--0.5%
$   13,435,000   Harrison County, WV Tax Increment (Charles Pointe)                      7.000%      06/01/2028   $    11,040,614
     1,840,000   Harrison County, WV Tax Increment (Charles Pointe)(1)                   7.000       06/01/2035         1,549,004
    13,710,000   Harrison County, WV Tax Increment (Charles Pointe)                      7.000       06/01/2035        10,633,202
     3,100,000   WV Hospital Finance Authority (UTD Health System)(1)                    5.500       06/01/2039         3,026,220
                                                                                                                  ---------------
                                                                                                                       26,249,040
                                                                                                                  ---------------
WISCONSIN--0.6%
       565,000   Milwaukee, WI (Aero Milwaukee)(1)                                       6.500       01/01/2025           522,111
     1,195,000   Milwaukee, WI (Air Cargo)(1)                                            7.500       01/01/2025         1,119,070
     3,970,000   Necedah, WI Community Devel. Authority Exempt Facility  (Castle Rock
                 Renewable Fuels)(1)                                                     7.500       03/01/2018         1,416,695
       165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(1)                       6.800       11/01/2012           161,495
       160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(1)                       6.850       05/01/2013           155,082
     1,625,000   New Berlin, WI Hsg. Authority (Pinewood Creek)(1)                       7.125       05/01/2024         1,282,174
       200,000   Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)(1)                6.250       05/01/2019           177,218
     1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)                             7.000       01/01/2026         1,003,485
     1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)                             8.250       01/01/2017         1,127,052
     3,000,000   WI H&EFA (AE Nursing Centers)(1)                                        7.250       06/01/2038         2,560,350
    10,000,000   WI H&EFA (AHCG/SVH/SVE Obligated Group)(5)                              5.000       11/15/2033         9,456,900
        55,000   WI H&EFA (Aurora Health Care)(1)                                        5.625       02/15/2029            54,903
       750,000   WI H&EFA (Beloit College)(1)                                            6.125       06/01/2035           697,890
       900,000   WI H&EFA (Beloit College)(1)                                            6.125       06/01/2039           830,142
     1,000,000   WI H&EFA (Eastcastle Place)(1)                                          6.125       12/01/2034           705,710
        70,000   WI H&EFA (Marshfield Clinic)(1)                                         6.250       02/15/2029            69,992
     7,335,000   WI H&EFA (Wellington Homes)(1)                                          6.750       09/01/2037         6,217,219
     2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(1)                            5.800       08/01/2029         2,046,926
                                                                                                                  ---------------
                                                                                                                       29,604,414
                                                                                                                  ---------------
Total Municipal Bonds and Notes (Cost $8,264,481,778)                                                               6,554,138,630
                                                                                                                  ---------------
CORPORATE BONDS AND NOTES--0.2%
    13,330,358   Delta Air Lines, Inc., Sr. Unsec. Nts.(1,13) (Cost $13,197,056)         8.000      12/01/2015         12,556,797

    SHARES
--------------
PREFERRED STOCKS--0.1%
        12,500   Converted Organics, Inc., Series A (13,14) (Cost $12,500,000)                                          2,447,104
Total Investments, at Value (Cost $8,290,178,834)-122.1%                                                            6,569,142,531
                                                                                                                  ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(22.1)                                                                       (1,188,359,091)
                                                                                                                  ---------------
NET ASSETS-100.0%                                                                                                 $ 5,380,783,440
                                                                                                                  ===============


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

FOOTNOTES TO STATEMENT OF INVESTMENTS

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(8.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,287,200 or 0.04% of the Fund's net assets as of April 29, 2011.

(9.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(10.) Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $34,765,335, which represents 0.65% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                  UNREALIZED
                                                    ACQUISITION                                  APPRECIATION
SECURITY                                               DATE            COST          VALUE      (DEPRECIATION)
-----------------------------------------------   ---------------   -----------   -----------   --------------
IL Finance Authority (Monarch Landing)                    6/11/09   $        --   $        21   $           21
IL Finance Authority (Monarch Landing)            6/10/09-6/11/09            --           103              103
IL Finance Authority (Monarch Landing)                    12/6/07         1,644           253           (1,391)
IL Finance Authority (Sedgebrook)                         5/15/09            --        50,200           50,200
IL Finance Authority (Sedgebrook)                          6/4/09            --       225,900          225,900
IL Finance Authority (Sedgebrook)                  8/9/07-5/14/09            --       213,350          213,350
NY Liberty Devel. Corp. (Bank of America Tower)   7/21/10-7/28/10    37,406,201    34,275,508       (3,130,693)
                                                                    -----------   -----------   --------------
                                                                    $37,407,845   $34,765,335   $   (2,642,510)
                                                                    ===========   ===========   ==============

(11.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(12.) When-issued security or delayed delivery to be delivered and settled after April 29, 2011. See accompanying Notes.

(13.) Received as a result of a corporate action.

(14.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                                     LEVEL 3--
                                LEVEL 1--           LEVEL 2--        SIGNIFICANT
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                  PRICES        OBSERVABLE INPUTS      INPUTS          VALUE
                            -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                         $--            $   21,530,993     $        --   $   21,530,993
   Alaska                           --                12,245,568              --       12,245,568
   Arizona                          --               127,580,176              --      127,580,176
   Arkansas                         --                 5,224,240              --        5,224,240
   California                       --               937,783,793              --      937,783,793
   Colorado                         --               289,852,482              --      289,852,482
   Connecticut                      --                 6,461,059              --        6,461,059
   Delaware                         --                 5,711,846              --        5,711,846
   District of Columbia             --               149,192,166              --      149,192,166
   Florida                          --               878,607,050              --      878,607,050
   Georgia                          --                96,193,807              --       96,193,807
   Hawaii                           --                 9,108,951              --        9,108,951
   Idaho                            --                 1,946,001              --        1,946,001
   Illinois                         --               403,379,796         489,827      403,869,623
   Indiana                          --               105,723,514              --      105,723,514
   Iowa                             --               116,358,388              --      116,358,388
   Kansas                           --                 4,497,085              --        4,497,085
   Kentucky                         --                18,182,423           1,336       18,183,759
   Louisiana                        --                83,503,456              --       83,503,456
   Maine                            --                16,547,660              --       16,547,660
   Maryland                         --                17,682,546              --       17,682,546
   Massachusetts                    --               123,330,846              --      123,330,846
   Michigan                         --               190,437,912              --      190,437,912
   Minnesota                        --                55,330,528             634       55,331,162
   Mississippi                      --                15,962,516              --       15,962,516
   Missouri                         --                89,855,965              --       89,855,965
   Montana                          --                 6,005,846              --        6,005,846
   Multi States                     --                 4,478,640              --        4,478,640
   Nebraska                         --                37,969,225              --       37,969,225
   Nevada                           --                 8,454,822              --        8,454,822
   New Hampshire                    --                 6,594,527              --        6,594,527
   New Jersey                       --               461,207,560              --      461,207,560
   New Mexico                       --                17,078,687              --       17,078,687
   New York                         --               318,352,756              --      318,352,756
   North Carolina                   --                65,038,237              --       65,038,237
   North Dakota                     --                 3,223,700              --        3,223,700
   Ohio                             --               184,812,463              --      184,812,463
   Oklahoma                         --                52,196,818              --       52,196,818
   Oregon                           --                 1,479,978              --        1,479,978
   Pennsylvania                     --                54,836,952               9       54,836,961
   Rhode Island                     --                96,713,772              --       96,713,772
   South Carolina                   --                30,067,196              --       30,067,196
   South Dakota                     --                34,978,192              --       34,978,192
   Tennessee                        --                14,566,593              --       14,566,593
   Texas                            --               925,038,808      22,548,250      947,587,058
   U.S. Possessions                 --               144,114,922              --      144,114,922
   Utah                             --                12,614,015              --       12,614,015
   Vermont                          --                 1,855,756              --        1,855,756
   Virginia                         --                52,763,230              25       52,763,255
   Washington                       --               158,571,633              --      158,571,633
   West Virginia                    --                26,249,040              --       26,249,040
   Wisconsin                        --                29,604,414              --       29,604,414
Corporate Bonds and Notes           --                12,556,797              --       12,556,797
Preferred Stocks                    --                        --       2,447,104        2,447,104
                                   ---            --------------     -----------   --------------
Total Assets                       $--            $6,543,655,346     $25,487,185   $6,569,142,531
                                   ---            --------------     -----------   --------------


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH       Adventist Bolingbrook Hospital
ACMC      Advocate Condell Medical Center
AGH       Adventist Glenoaks Hospital
AH        Ascension Health
AH&HC     Advocate Health and Hospitals Corp.
AHCN      Advocate Health Care Network
AHF       American Housing Foundation
AHSGA     Adventist Health System-Georgia
ANSHN     Advocate North Side Health Network
AUS       Allegheny United Hospital
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority
CDHA      Central Dupage Hospital Association
CDHS      Central Dupage Health System
CFGH      Central Florida Group Homes
CMH       Copley Memorial Hospital
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HAPM      Health Alliance Plan of Michigan
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFHS      Henry Ford Health System
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
JHF       Jewish Hospital Foundation


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

LH        Lowman Home
LS        Lutheran Services
MCP       Medical College Of Pennsylvania
M-S-R Modest Irrigation District of the City of Santa Clara and the City of Redding
NH        Northgate Housing
NTH       North Terrace Housing
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
PHC       Piedmont Healthcare
PHF       Piedmont Hospital Foundation
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System
SMHC      St. Marys Healthcare Center
SVE       St. Vincent's East
SVH       Saint Vincent's Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
TYW       The YMCA of Wichita
UHHS      University Hospitals Health System
VH        Village Housing
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WH&MC     Wyandotte Hospital & Medical Center
WSREC     West Suburban Recycling and Energy Corp.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                        WHEN-ISSUED
                         OR DELAYED
                       DELIVERY BASIS
                        TRANSACTIONS
                       --------------
Purchased securities     $7,556,138


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $1,256,600,000 as of April 29, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 29, 2011, municipal bond holdings with a value of $1,874,254,850 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,256,600,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 29, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                                COUPON     MATURITY
   AMOUNT      INVERSE FLOATER(1)                                                         RATE (2)      DATE         VALUE
------------   ------------------------------------------------------------------------   --------   ---------   ------------
$  3,715,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                          18.463%     12/1/28   $  3,718,529
   4,400,000   CA GO ROLs(3)                                                               13.721      12/1/36      2,936,164
  66,860,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                         8.937       6/1/47     23,918,496
   3,855,000   CA Health Facilities Financing Authority ROLs(3)                            20.699       7/1/39      2,954,164
   5,550,000   CA Health Facilities Financing Authority ROLs(3)                             9.305     11/15/42      4,000,884
   5,000,000   CA Health Facilities Financing Authority ROLs(3)                             9.816     11/15/46      3,860,100
   2,500,000   CA Health Facilities Financing Authority ROLs(3)                            10.313      8/15/34      2,321,550
   3,000,000   CA Health Facilities Financing Authority ROLs(3)                            10.566      8/15/42      2,740,380
   5,000,000   CA Infrastructure and Economic Devel. (SanfordConsortium) RITES              9.220      5/15/40      4,752,900
   2,615,000   Cerritos, CA Community College District DRIVERS                             18.446       8/1/33      2,806,941
   4,710,000   Chelan County, WA Public Utility District No. 1 ROLs(3)                     12.219       1/1/36      4,535,306
  16,250,000   Chicago, IL GO ROLs(3)                                                       9.806       1/1/33     14,191,125
   2,500,000   Dallas-Fort Worth, TX International Airport ROLs(3)                         16.758      11/1/35      1,539,000
   8,250,000   Desert, CA Community College District(3)                                    17.658       8/1/37      7,101,600


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   2,525,000   Detroit, MI City School District ROLs(3)                                    21.113       5/1/29      2,776,187
  14,015,000   Detroit, MI Sewer Disposal System ROLs                                       0.633       7/1/32      3,147,068
   5,000,000   District of Columbia GO ROLs(3)                                              9.229       4/1/43      4,540,100
   2,500,000   District of Columbia GO ROLs(3)                                              9.229       4/1/35      2,363,800
   9,265,000   District of Columbia GO ROLs(3)                                              9.227       4/1/43      8,412,991
   4,675,000   Douglas County, NE Hospital Authority ROLs(3)                               22.046      11/1/48      5,199,208
  14,530,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated
               Group) DRIVERS                                                               9.172      6/15/29     13,985,125
   6,865,000   Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated
               Group) DRIVERS                                                               9.678      6/15/37      6,335,983
   5,000,000   Grossmont, CA Union High School District ROLs(3)                            15.179       8/1/45      4,998,650
  11,750,000   Highlands County, FL Health Facilities Authority ROLs(3)                     9.669     11/15/36     10,395,695
   6,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                         14.809       4/1/44      5,933,966
   5,790,000   IL Finance Authority (Advocate Health Care) DRIVERS                         14.441       4/1/44      4,831,234
   3,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                         14.425       4/1/44      3,063,019
   3,335,000   IL Finance Authority (Advocate Health Care) DRIVERS                         14.430       4/1/44      2,783,191
   2,935,000   IL Finance Authority (Advocate Health Care) DRIVERS                         14.429       4/1/44      2,449,404
   1,670,000   IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)                14.410       4/1/44      1,394,099
   6,250,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS                    10.183      11/1/39      5,696,625
   2,500,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS                     9.931      11/1/39      2,192,200
   1,445,000   IL Finance Authority (Piedmont Healthcare) DRIVERS                           9.158      6/15/29      1,390,899
  20,000,000   IL Metropolitan Pier & Exposition Authority ROLs(3)                         10.323      6/15/50     17,305,200
   3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                                 19.179      8/15/24      3,825,080
   8,500,000   Lakeland, FL Energy System DRIVERS                                           9.628      10/1/36      8,195,020
   7,985,000   Los Angeles, CA Dept. of Airports (Los Angeles International Airport)
               DRIVERS                                                                     18.704      5/15/30      8,244,672
   1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                              17.407       7/1/34      1,282,900
   2,750,000   Los Angeles, CA Unified School District ROLs(3)                             17.178       7/1/32      2,544,960
   1,835,000   Los Angeles, CA Unified School District ROLs(3)                             17.635       1/1/34      1,645,114
   2,640,000   Los Angeles, CA Unified School District ROLs(3)                             17.642       1/1/34      2,366,813
   2,190,000   Los Angeles, CA Unified School District ROLs(3)                             17.618       1/1/34      1,963,379
   7,500,000   Los Angeles, CA Unified School District ROLs(3)                             17.658       7/1/32      6,940,800
   6,825,000   MA Educational Financing Authority ROLs(3)                                  18.122       1/1/30      7,562,373
   3,940,000   MA HFA ROLs(3)                                                              12.429       6/1/49      2,662,613
   3,125,000   MA HFA ROLs(3)                                                              12.702      12/1/49      2,340,844
   8,895,000   MA HFA ROLs(3)                                                              10.009      12/1/42      7,428,748
  13,020,000   MA HFA ROLs(3)                                                              17.475       7/1/25     12,916,621
   7,330,000   Metropolitan Washington D.C. Airport Authority ROLs(3)                      17.565      10/1/32      6,083,607
   4,035,000   Metropolitan Washington D.C. Airport Authority, Series B DRIVERS            13.055      10/1/34      3,558,426
   6,660,000   MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS            9.092       8/1/35      5,572,422
   5,000,000   Miami-Dade County, FL Aviation ROLs(3)                                      13.398      10/1/40      3,286,250
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                                  18.372       2/1/27      2,600,700
   2,500,000   Miami-Dade County, FL School Board ROLs(3)                                  17.358       2/1/27      2,402,500
  12,500,000   Miami-Dade County, FL School Board ROLs(3)                                  18.879       2/1/34     12,511,000
   2,500,000   Montgomery County, OH (Miami Valley Hospital) DRIVERS                       20.451     11/15/23      3,173,000
   2,885,000   Newport Beach, CA GO ROLs(3)                                                17.650      12/1/24      3,068,832
   3,420,000   NJ EDA ROLs(3)                                                              13.662       9/1/24      3,599,003
  60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                                6.109       6/1/29     33,762,806
   3,300,000   NJ Transportation Trust Fund Authority ROLs(3)                              13.667     12/15/23      3,615,480
   9,500,000   North Central Texas HFDC (Children's Medical Center) DRIVERS                20.460      8/15/39      9,720,400
  18,695,000   NY Liberty Devel. Corp. ROLs(3)                                              9.590      1/15/44     15,590,508
   3,240,000   NYC Municipal Water Finance Authority ROLs(3)                               21.022      6/15/40      4,205,131
   2,875,000   PA Geisinger Authority Health System, Series A DRIVERS                      18.438       6/1/39      2,790,935
   3,100,000   Pima County, AZ IDA ROLS(3)                                                 19.179       7/1/39      3,018,904
  12,500,000   Port Authority NY/NJ, 166th Series DRIVERS                                   9.678      7/15/36     13,138,750
  11,070,000   Port of Seattle, WA Special Facilities ROLs(3)                              14.718      10/1/32      9,412,157
   3,670,000   Puerto Rico Sales Tax Financing Corp. DRIVERS                               14.046       8/1/57      3,323,846
   4,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                               20.669       8/1/57      4,554,470


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

   8,875,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                               14.391       8/1/57      8,038,354
   3,030,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                        18.523      10/1/47      2,152,391
   1,282,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                             18.301      12/1/39      1,405,328
   5,425,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                           13.827       4/1/47      4,817,454
   2,500,000   San Jacinto, TX Community College District ROLs(3)                          17.715      2/15/38      2,648,700
   3,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs(3)      20.249     11/15/24      4,443,320
   8,500,000   Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs(3)      22.277     11/15/29     10,790,920
   6,750,000   Tarrant County, TX Health Facilities Devel. Corp.(Cook Childrens Medical
               Center) DRIVERS                                                              9.172      12/1/33      6,305,850
     375,000   Tes Properties, WA DRIVERS                                                  19.449      12/1/29        450,795
   3,000,000   Tes Properties, WA DRIVERS                                                  19.955      12/1/38      3,205,920
 110,625,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                         14.383     12/15/26    119,270,344
   4,355,000   WA Health Care Facilities Authority (Peacehealth) DRIVERS                   16.968      11/1/28      4,355,000
   5,000,000   WA Health Care Facilities Authority (Seattle Children's Hospital/Seattle
               Children's Healthcare System Obligated Group)                               15.195      10/1/38      5,134,400
   4,875,000   WA Health Care Facilities Authority ROLs(3)                                 17.208      11/1/18      6,727,695
   5,670,000   Wayne County, MI Airport Authority ROLs(3)                                  13.391      12/1/29      4,696,178
   3,645,000   Wayne County, MI Airport Authority ROLs(3)                                  13.393      12/1/29      3,018,971
   8,335,000   Wayne County, MI Airport Authority ROLs(3)                                  13.396      12/1/29      6,903,464
   3,335,000   Wayne County, MI Airport Authority ROLs(3)                                  13.392      12/1/34      2,572,319
   1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                      22.727      11/1/39      2,551,650
   3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                      20.699      11/1/45      4,228,050
   5,000,000   WI H&EFA ROLs(3)                                                             9.299     11/15/33      4,456,900
                                                                                                                 ------------
                                                                                                                 $617,654,850
                                                                                                                 ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 29, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $984,145,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 29, 2011 is as follows:

Cost                                $764,021,735
Market Value                        $286,765,577
Market Value as a % of Net Assets           5.33%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 29, 2011, securities with an aggregate market value of $34,187,273, representing 0.64% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $0 and $930,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 29, 2011* (UNAUDITED)

RESTRICTED SECURITIES

As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 7,062,624,129(1)
                                 ===============
Gross unrealized appreciation    $   220,065,054
Gross unrealized depreciation     (2,065,097,707)
                                 ---------------
Net unrealized depreciation      $(1,845,032,653)
                                 ===============

(1.) The Federal tax cost of securities does not include cost of $1,351,551,055, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011